                                                                               .
                                                                               .
                                                                               .

------------------------------------------------------------

    ML OF NEW YORK VARIABLE ANNUITY
    SEPARATE ACCOUNT D (THE "SEPARATE ACCOUNT")
    FLEXIBLE PREMIUM INDIVIDUAL DEFERRED
    VARIABLE ANNUITY CONTRACT (THE "CONTRACT")
    issued by
    ML LIFE INSURANCE COMPANY OF NEW YORK
    HOME OFFICE: 222 Broadway, 14th Floor                                      PROSPECTUS
    New York, New York 10038                                                   MAY 1, 2005
    SERVICE CENTER: P.O. Box 44222                              MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
    Jacksonville, Florida 32231-4222                                          (IRA SERIES)
    4804 Deer Lake Drive East
    Jacksonville, Florida 32246
    Phone: (800) 333-6524
    offered through
    MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
------------------------------------------------------------

This Prospectus describes a flexible premium individual deferred variable annuity contract issued by ML Life Insurance Company of New York ("we" or "us"). The Contract allows the owner (or "you") to accumulate a contract value, and later apply the annuity value to receive fixed annuity payments. This Prospectus provides basic information that you should know before investing. Please read it carefully and keep it for future reference.

The Contract must be issued as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or a tax sheltered annuity Contract or purchased through an established IRA, Roth IRA, SIMPLE IRA, or SEP IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). THE CONTRACT ITSELF DOES NOT PROVIDE THE TAX ADVANTAGES TYPICALLY PROVIDED BY A VARIABLE ANNUITY. THE TAX ADVANTAGES AVAILABLE WITH THIS CONTRACT EXIST SOLELY THROUGH QUALIFIED CONTRACTS OR ACCOUNTS. IF THIS CONTRACT IS NOT ISSUED OR PURCHASED AS SUCH, THE TAXES ON GAINS WILL NOT BE DEFERRED. YOU SHOULD CAREFULLY CONSIDER THE ADVANTAGES AND DISADVANTAGES OF OWNING A VARIABLE ANNUITY IN A TAX-QUALIFIED PLAN, AS WELL AS THE COSTS AND BENEFITS OF THE CONTRACT (INCLUDING THE ANNUITY INCOME AND DEATH BENEFITS), BEFORE YOU PURCHASE THE CONTRACT IN A TAX-QUALIFIED PLAN.

The contract value you accumulate under the Contract will fluctuate daily, based on the investment performance of the Separate Account's subaccounts in which you invest. Each subaccount invests in one underlying portfolio. We do not guarantee how any of the portfolios will perform. INVESTING IN THIS CONTRACT INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF SOME OR ALL OF YOUR INVESTMENT.

REPLACING YOUR EXISTING ANNUITY OR LIFE INSURANCE POLICY WITH THIS CONTRACT MAY NOT BE TO YOUR ADVANTAGE.

When you purchase your Contract, you must select one of four Classes of the Contract, each of which has a different surrender charge and asset-based insurance charge. The four available Classes of the Contract are:

P B Class                       P L Class
P C Class                       P XC Class

If you select the XC Class, we will add a bonus amount to your contract value each time you make a premium payment. In certain circumstances, we may take back all or a portion of the bonus amount. The overall expenses for the XC Class will be higher than the expenses for a similar Contract that does not pay a bonus amount. Selecting the XC Class may be beneficial to you only if you own the Contract for a sufficient length of time, and the investment performance of the Separate Account's subaccounts in which you invest is sufficient to compensate for its higher expenses. Over time, the value of the bonus amount(s) could be more than offset by higher expenses.

We put your premium payments as you direct into one or more subaccounts of the Separate Account. In turn, we invest each subaccount's assets in the following corresponding portfolios ("Funds"):

[ ]  MERRILL LYNCH BASIC VALUE FUND, INC.

[ ]  MERRILL LYNCH BOND FUND, INC.
       Merrill Lynch Core Bond Portfolio

[ ]  MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.

[ ]  MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.

[ ]  MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.

[ ]  MERRILL LYNCH INDEX FUNDS, INC.
       Merrill Lynch International Index Fund
       Merrill Lynch Small Cap Index Fund
       Merrill Lynch S&P 500 Index Fund

[ ]  MERRILL LYNCH INVESTMENT MANAGERS FUNDS, INC.
       Merrill Lynch Low Duration Fund

[ ]  MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.
       Merrill Lynch Large Cap Core Fund
       Merrill Lynch Large Cap Growth Fund
       Merrill Lynch Large Cap Value Fund

[ ]  MERRILL LYNCH READY ASSETS TRUST

[ ]  MERRILL LYNCH U.S. GOVERNMENT MORTGAGE FUND

[ ]  MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.

[ ]  AIM GROWTH SERIES
       AIM Basic Value Fund
       AIM Mid Cap Core Equity Fund

[ ]  THE ALLIANCEBERNSTEIN VALUE FUNDS
       AllianceBernstein Small/Mid Cap Value Fund
       AllianceBernstein Value Fund

[ ]  ALLIANZ FUNDS
       Allianz NFJ Small-Cap Value Fund
       Allianz OCC Renaissance Fund

[ ]  AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
       Equity Income Fund

[ ]  AMERICAN CENTURY MUTUAL FUNDS, INC.
       Ultra(R) Fund

[ ]  AMERICAN FUNDS
       The Bond Fund of America, Inc.
       EuroPacific Growth Fund
       The Growth Fund of America, Inc.
       The Income Fund of America, Inc.
       The Investment Company of America

[ ]  COHEN & STEERS REALTY INCOME FUND, INC.

[ ]  COLUMBIA ACORN TRUST
       Columbia Acorn USA

[ ]  DAVIS NEW YORK VENTURE FUND, INC.

[ ]  DELAWARE GROUP EQUITY FUNDS III
       Delaware Trend Fund

[ ]  DREYFUS APPRECIATION FUND, INC.

[ ]  EATON VANCE FLOATING-RATE FUND

[ ]  FIDELITY ADVISOR SERIES I
       Advisor Equity Growth Fund

[ ]  FEDERATED EQUITY FUNDS
       Federated Capital Appreciation Fund
       Federated Kaufmann Fund

[ ]  LORD ABBETT AFFILIATED FUND, INC.

[ ]  LORD ABBETT BOND-DEBENTURE FUND, INC.

[ ]  LORD ABBETT MID-CAP VALUE FUND, INC.

[ ]  OPPENHEIMER CAPITAL APPRECIATION FUND

[ ]  OPPENHEIMER MAIN STREET FUND(R)

[ ]  OPPENHEIMER MAIN STREET SMALL CAP FUND(R)

[ ]  PIMCO FUNDS
       PIMCO CommodityRealReturn Strategy Fund
       PIMCO Real Return Fund
       PIMCO Total Return Fund

[ ]  PIONEER FUND

[ ]  PIONEER HIGH YIELD FUND

[ ]  PIONEER SMALL CAP VALUE FUND

[ ]  TEMPLETON FUNDS, INC.
       Templeton Foreign Fund
       Templeton Growth Fund

[ ]  VAN KAMPEN COMSTOCK FUND

The Funds available under this Contract are also available for direct purchase by the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you won't pay Contract or Separate Account charges, but you also won't have annuity options or death benefits available. Because of these additional Contract and Separate Account charges, which affect contract values and subaccount returns, you should refer only to information regarding the Funds available through the Company, rather than to information that may be available through alternate sources.

PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT. The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

Please read the current prospectus for each of the Funds available through this Contract carefully before investing and retain them for future reference.

To learn more about the Contract, you may want to read the Statement of Additional Information dated May 1, 2005 (known as the "SAI"). For a free copy of the SAI, simply call or write us at the phone number or address noted above. We have filed the SAI with the U.S. Securities and Exchange Commission ("SEC") and have incorporated it by reference into this Prospectus. (It is legally a part of this Prospectus.) The SAI's table of contents appears at the end of this Prospectus.

The SEC maintains a web site that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------
  NOT FDIC INSURED         MAY LOSE VALUE       NO BANK GUARANTEE

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEFINITIONS.................................................     1
FEE TABLE...................................................     2
  Most Recently Ended Fiscal Years..........................     8
  Examples..................................................     8
CAPSULE SUMMARY OF THE CONTRACT.............................    10
  Your Contract in General..................................    10
     General................................................    10
     Accumulation and Annuity Periods.......................    10
     Death Benefit..........................................    11
     Retirement Savings Vehicle.............................    11
     The Separate Account...................................    11
     Controlling Documents..................................    11
     Other Contracts We Issue...............................    11
  The Classes...............................................    11
  Premiums..................................................    12
     Premium Flexibility....................................    12
     Contributions..........................................    12
     Maximum Premium........................................    12
     Right to Refuse Premiums...............................    12
     Automatic Investment Feature...........................    12
     Premium Allocation.....................................    12
     Maximum Number of Subaccounts..........................    12
     Funds Available for Investment.........................    12
  Transfers Among Subaccounts...............................    12
     Limitation on Transfers................................    12
     Minimum Amounts........................................    13
     Transfer Programs......................................    13
  Partial Withdrawals and Surrender.........................    13
     Partial Withdrawals....................................    13
     Systematic Withdrawal Program..........................    13
     Surrender..............................................    13
     Surrender Charge.......................................    13
     Tax Consequences.......................................    14
  Death Benefits............................................    14
     Standard Death Benefit.................................    14
     GMDB Options...........................................    14
  Annuity Payments..........................................    14
  Fees and Charges..........................................    14
     Asset-Based Insurance Charge...........................    14
     Surrender Charge.......................................    14
     Contract Fee...........................................    14
     Transfer Fee...........................................    15
     Guaranteed Minimum Death Benefit Charge................    15
     Guaranteed Minimum Income Benefit Charge...............    15
     Premium Taxes..........................................    15
     Redemption Fee.........................................    15
     Fund Expenses..........................................    15
     Current/Maximum Fees and Charges.......................    15
  Ten Day Right to Review ("Free Look").....................    15
  Replacement of Contracts..................................    16


ML LIFE INSURANCE COMPANY OF NEW YORK AND THE SEPARATE
  ACCOUNT...................................................    16
  ML Life Insurance Company of New York.....................    16
  The Separate Account......................................    16
  Segregation of Separate Account Assets....................    16
  Number of Subaccounts; Subaccount Investments.............    16
INVESTMENTS OF THE SEPARATE ACCOUNT.........................    17
  General Information and Investment Risks..................    17
  The Funds.................................................    17
     Merrill Lynch Basic Value Fund, Inc....................    17
     Merrill Lynch Bond Fund, Inc...........................    18
     Merrill Lynch Fundamental Growth Fund, Inc.............    18
     Merrill Lynch Global Allocation Fund, Inc..............    18
     Merrill Lynch Global SmallCap Fund, Inc................    18
     Merrill Lynch Index Funds, Inc.........................    19
     Merrill Lynch Investment Managers Funds, Inc...........    19
     Merrill Lynch Large Cap Series Funds, Inc..............    20
     Merrill Lynch Ready Assets Trust.......................    20
     Merrill Lynch U.S. Government Mortgage Fund............    20
     Merrill Lynch Value Opportunities Fund, Inc............    21
     AIM Growth Series......................................    21
     The AllianceBernstein Value Funds......................    22
     Allianz Funds..........................................    22
     American Century Capital Portfolios, Inc...............    23
     American Century Mutual Funds, Inc.....................    23
     American Funds.........................................    23
     Cohen & Steers Realty Income Fund, Inc.................    24
     Columbia Acorn Trust...................................    24
     Davis New York Venture Fund, Inc.......................    25
     Delaware Group Equity Funds III........................    25
     Dreyfus Appreciation Fund, Inc.........................    25
     Eaton Vance Floating-Rate Fund.........................    26
     Fidelity Advisor Series I..............................    26
     Federated Equity Funds.................................    26
     Lord Abbett Affiliated Fund, Inc.......................    27
     Lord Abbett Bond-Debenture Fund, Inc...................    27
     Lord Abbett Mid-Cap Value Fund, Inc....................    27
     Oppenheimer Capital Appreciation Fund..................    28
     Oppenheimer Main Street Fund(R)........................    28
     Oppenheimer Main Street Small Cap Fund(R)..............    28
     PIMCO Funds............................................    29
     Pioneer Fund...........................................    30
     Pioneer High Yield Fund................................    30
     Pioneer Small Cap Value Fund...........................    30
     Templeton Funds, Inc...................................    31
     Van Kampen Comstock Fund...............................    31
  Certain Payments We Receive With Regard to the Funds......    32
  Selection of Underlying Funds.............................    33
  Other Share Classes and Portfolios........................    33
  Purchases and Redemptions of Fund Shares; Reinvestment....    33
  Substitution of Investments...............................    33

FEATURES AND BENEFITS OF THE CONTRACT.......................................................................         34
  Ownership of the Contract.................................................................................         34
  Issuing the Contract......................................................................................         34
     Issue Age..............................................................................................         34
     Information We Need To Issue The Contract..............................................................         34
  Ten Day Right to Review ("Free Look").....................................................................         34
  Classes...................................................................................................         35
  Bonus Payment and Recapture...............................................................................         35
  Premiums..................................................................................................         37
     Minimum and Maximum Premiums...........................................................................         37
     How to Make Payments...................................................................................         38
     Automatic Investment Feature...........................................................................         38
     Premium Investments....................................................................................         38
  Accumulation Units........................................................................................         38
  How Are My Contract Transactions Priced?..................................................................         39
  How Do We Determine The Number of Units?..................................................................         39
  Transfers Among Subaccounts...............................................................................         40
     General................................................................................................         40
     Disruptive Trading.....................................................................................         40
  Dollar Cost Averaging Program.............................................................................         42
     What Is It?............................................................................................         42
     Participating in the DCA Program.......................................................................         42
     Minimum Amounts........................................................................................         42
     When Do We Make DCA Transfers?.........................................................................         42
  Asset Allocation Program..................................................................................         42
     General................................................................................................         42
     Asset Allocation Models................................................................................         43
     Changes to the Composition of Asset Allocation Models..................................................         43
     Initial Allocation to the Selected Asset Allocation Model..............................................         43
     Quarterly Rebalancing..................................................................................         44
     Allocation of Future Premiums..........................................................................         44
     Other Information......................................................................................         44
  Rebalancing Program.......................................................................................         45
  Partial Withdrawals.......................................................................................         45
     When and How Partial Withdrawals are Made..............................................................         45
     Minimum Amounts........................................................................................         46
     Systematic Withdrawal Program..........................................................................         46
  Surrenders................................................................................................         47
  Death of Annuitant Prior to Annuity Date..................................................................         47
  Death Benefit.............................................................................................         47
     Standard Death Benefit.................................................................................         47
     GMDB Options...........................................................................................         48
       GMDB Base - Return of Premium........................................................................         48
       GMDB Base - Maximum Anniversary Value................................................................         48
     GMDB Limitation........................................................................................         49
     GMDB Charge............................................................................................         49
  Payment of Death Benefit..................................................................................         49
  Spousal Beneficiary Continuation Option...................................................................         50
  Payments to Contract Owners...............................................................................         50
  Contract Changes..........................................................................................         51


  Annuity Payments..........................................    51
     Evidence of Survival...................................    52
     Misstatement of Age and Sex............................    52
  Annuity Options...........................................    52
     Death of Owner During the Annuity Period...............    52
     Death of Annuitant During the Annuity Period...........    52
  How We Determine Present Value of Future Guaranteed
     Annuity Payments.......................................    53
  Guaranteed Minimum Income Benefit.........................    54
     General................................................    54
     How We Determine the Amount of Your Minimum Guaranteed
      Income................................................    55
     GMIB Base..............................................    55
     GMIB MAV Base..........................................    55
     GMIB Roll-Up Base......................................    55
     GMIB Limitations.......................................    57
     Allocation Guidelines and Restrictions.................    57
     Conditions for Electing to Receive Income Payments.....    58
     Available Annuity Options..............................    58
     Change of Annuitant....................................    58
     GMIB Charge............................................    59
  Gender-Based Annuity Purchase Rates.......................    59
  Misstatement of Age or Sex................................    59
  Inactive Contract.........................................    59
CHARGES, DEDUCTIONS, AND CREDITS............................    59
  Asset-Based Insurance Charge..............................    59
  Surrender Charge..........................................    60
     When Imposed...........................................    60
  How The Surrender Charge Works............................    61
     How Deducted...........................................    61
  Pro Rata Deductions.......................................    61
  Contract Fee..............................................    61
  Transfer Fee..............................................    61
  GMDB Charge...............................................    62
  GMIB Charge...............................................    62
  Other Charges.............................................    62
     Redemption Fee.........................................    62
     Tax Charges............................................    62
     Fund Expenses..........................................    63
     Changes in Contract Charges or Fees....................    63
     Premium Taxes..........................................    63
  Contract Credits..........................................    63
FEDERAL INCOME TAXES........................................    63
  Tax Status of the Contract................................    64
     Purchasing the Contract................................    64
     Owner Control..........................................    64
  Taxation of Annuities.....................................    64
     Distributions..........................................    64
     Annuity Payments.......................................    64
     Taxation of Death Benefit Proceeds.....................    64

  Individual Retirement Annuities...........................................................................         64
     Traditional IRAs.......................................................................................         64
     Roth IRAs..............................................................................................         65
     Other Tax Issues for IRAs and Roth IRAs................................................................         65
  Tax Sheltered Annuities...................................................................................         65
  Why Must the Contracts Only Be Qualified or Purchased through Qualified Accounts?.........................         66
  Transfers or Exchanges of a Contract......................................................................         67
  Withholding...............................................................................................         67
  Federal Estate Taxes......................................................................................         67
  Generation-Skipping Transfer Tax..........................................................................         67
  Annuity Purchases by Nonresident Aliens and Foreign Corporations..........................................         67
  Possible Changes In Taxation..............................................................................         68
  Possible Charge For Our Taxes.............................................................................         68
  Foreign Tax Credits.......................................................................................         68
PERFORMANCE INFORMATION.....................................................................................         68
OTHER INFORMATION...........................................................................................         69
  Notices and Elections.....................................................................................         69
  Voting Rights.............................................................................................         70
  Reports to Contract Owners................................................................................         70
  Changes to the Separate Account...........................................................................         71
  Selling the Contract......................................................................................         71
  State Regulation..........................................................................................         72
  Legal Proceedings.........................................................................................         72
  Experts...................................................................................................         72
  Legal Matters.............................................................................................         72
  Registration Statements...................................................................................         72
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................................................         73
APPENDIX A - Example of Bonus Payment and Recapture.........................................................         74
APPENDIX B - Example of Maximum Anniversary Value GMDB......................................................         75
APPENDIX C - Example of GMIB................................................................................         76

DEFINITIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

- ACCUMULATION UNIT: A unit of measure used to determine the value of your interest in a subaccount during the accumulation period. There will be Class-distinct accumulation units for each subaccount.

- ACCUMULATION UNIT VALUE: The value of an accumulation unit during a valuation period. Class-distinct accumulation unit values are determined for each subaccount as of the close of trading (generally 4:00 p.m. (ET)) on each day the New York Stock Exchange is open.

-  ANNUITANT: Any natural person(s) on whose life annuity payments are based.

- ANNUITY DATE: The date on which you choose to begin receiving annuity payments.

- ANNUITY VALUE: The amount which will be applied to an annuity option on the annuity date. It is the contract value on the annuity date reduced by any charges for premium taxes and any other charges deducted on the annuity date.

- BENEFICIARY(IES): The person(s) or entity(ies) designated by you to receive payment of the death benefit provided under the Contract.

-  CONTRACT ANNIVERSARY: An anniversary of the contract date.

- CONTRACT DATE: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

- CONTRACT VALUE: The total value of your interest in the Contract as of the end of the valuation period.

- CONTRACT YEAR: A one year period starting on the contract date and on each contract anniversary thereafter.

- INDIVIDUAL RETIREMENT ACCOUNT ("IRA ACCOUNT"): A custodial account meeting the requirements of Section 408(a) of the Internal Revenue Code ("IRC"). SIMPLE IRAs and SEP IRAs are specific types of IRA Accounts.

-  INDIVIDUAL RETIREMENT ANNUITY ("IRA"): An annuity meeting the requirements of
   Section 408(b) of the IRC.

-  MATURITY DATE: The latest possible annuity date.

- MONTHAVERSARY: The contract date and the same calendar day of each successive month during the accumulation period. If the contract date falls on the 29(th), 30(th), or 31(st) and there is no corresponding date in a subsequent month, the monthaversary will be the last day of that month.

- NET INVESTMENT FACTOR: An index used to measure the investment performance of a subaccount from one valuation period to the next valuation period. There will be a Class-distinct net investment factor for each subaccount.

- NONQUALIFIED CONTRACT: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described in the IRC.

- QUALIFIED CONTRACT: A Contract issued in connection with a retirement arrangement described under Section 403(b), 408(b), or 408A of the IRC.

- QUARTERVERSARY: The same calendar day of each successive three month period during the accumulation period, beginning with the contract date. If the contract date falls on the 29(th), 30(th), or 31(st) and there is no corresponding date in a subsequent third month, the quarterversary will be the last day of that third month.

- ROTH INDIVIDUAL RETIREMENT ACCOUNT ("ROTH IRA ACCOUNT"): A custodial account meeting the requirements of Section 408A of the IRC.

- ROTH INDIVIDUAL RETIREMENT ANNUITY ("ROTH IRA"): An annuity meeting the requirements of Section 408A of the IRC.

- SURRENDER VALUE: The amount available upon surrender of the Contract. It is equal to the contract value reduced by any charges which apply upon surrender, including the surrender charge, and any bonus amounts which are recaptured upon surrender, and increased by any credits, which are added upon surrender.

- TAX SHELTERED ANNUITY: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

- VALUATION PERIOD: The interval from one determination of the accumulation unit value for a subaccount to the next such determination.

FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

 Sales Load Imposed on Premiums                                          None
 Surrender Charge
                                              AS A % OF PREMIUM WITHDRAWN
   COMPLETE YEARS ELAPSED SINCE
     PAYMENT OF EACH PREMIUM
                                    B CLASS   L CLASS   C CLASS        XC CLASS
             0 years                  7.0%      6.0%     2.0%            8.0%
              1 year                  6.0%      5.0%     0.0%            8.0%
             2 years                  5.0%      4.0%     0.0%            7.0%
             3 years                  4.0%      3.0%     0.0%            7.0%
             4 years                  3.0%      0.0%     0.0%            6.0%
             5 years                  2.0%      0.0%     0.0%            6.0%
             6 years                  1.0%      0.0%     0.0%            5.0%
             7 years                  0.0%      0.0%     0.0%            4.0%
             8 years                  0.0%      0.0%     0.0%            3.0%
             9 years                  0.0%      0.0%     0.0%            0.0%
                                                        CURRENT        MAXIMUM
         Transfer Fee(1)                                 $25             $30

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you will pay if you add optional riders to your Contract.

PERIODIC CHARGES OTHER THAN FUND EXPENSES

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A
PERCENTAGE OF AVERAGE DAILY NET ASSETS IN THE
SUBACCOUNTS)                                        B CLASS   L CLASS   C CLASS   XC CLASS
     Maximum Asset-Based Insurance Charge            2.00%     2.00%     2.00%      2.00%
     Current Asset-Based Insurance Charge            1.25%     1.45%     1.60%      1.65%

-------------------------------

(1) There is no charge for the first 12 transfers in a contract year.

                                                                  CURRENT            MAXIMUM
OTHER CHARGES
     Annual Contract Fee(2)                                          $50                $75
ANNUAL CHARGE FOR OPTIONAL RIDERS(3)
     Return of Premium GMDB(4)                                      0.15%              0.40%
     Maximum Anniversary Value GMDB(4)                              0.25%              0.65%
     GMIB(5)                                                        0.50%              0.90%

The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the most recently ended fiscal year, before and after any contractual waivers and expense reimbursements. Although certain Fund classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

RANGE OF EXPENSES FOR THE FUNDS(6)                              MINIMUM        MAXIMUM
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including Investment
  Advisory Fees, 12b-1 Fees, and Other Expenses)                 0.61%         2.155%
NET ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including Investment
  Advisory Fees, 12b-1 Fees, and Other Expenses - after any
  contractual waivers or reimbursements of fees and
  expenses)(7)                                                   0.61%         2.155%

-------------------------------

(2) The contract fee will be assessed annually on each contract anniversary and upon surrender or annuitization only if the greater of contract value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

(3) Each of these charges will be calculated on each monthaversary by multiplying the respective base by the respective current charge percentage and dividing the resulting amount by 12. The sum of the charges calculated on each of the three previous monthaversaries is collected on each quarterversary. If you terminate these riders at any time other than on a quarterversary, we will deduct from the contract value a pro rata amount of any charges that would be collected on the next quarterversary. We won't deduct these charges after the annuity date.

(4) The GMDB Base is generally the minimum value that would be paid under the applicable GMDB. For more information, see "Death Benefit."

(5) The GMIB Base is the amount used to calculate the monthly income payable under the GMIB. For more information, see "Guaranteed Minimum Income Benefit."

(6) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the most recently ended fiscal year for each Fund. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.

(7) The range of Net Annual Fund Operating Expenses takes into account contractual arrangements for certain Funds that require the investment adviser to reimburse or waive fund expenses above a specified threshold for a limited period of time. For more information about these arrangements, consult the prospectuses for the Funds.

The following table lists the annual expenses for each Fund after contractual waivers and reimbursements for the most recently ended fiscal year*, as a percentage of each Fund's average net assets.

                                                  MERRILL
                                                   LYNCH       MERRILL
                                     MERRILL        BOND        LYNCH       MERRILL      MERRILL
                                      LYNCH      FUND, INC.     FUNDA-       LYNCH        LYNCH
                                      BASIC      ----------     MENTAL       GLOBAL       GLOBAL
                                      VALUE      CORE BOND      GROWTH     ALLOCATION    SMALLCAP
                                    FUND, INC.   PORTFOLIO    FUND, INC.   FUND, INC.   FUND, INC.
                                     (CLASS A     (CLASS A     (CLASS A     (CLASS A     (CLASS A
ANNUAL EXPENSES                      SHARES)      SHARES)      SHARES)      SHARES)      SHARES)
---------------                     ----------   ----------   ----------   ----------   ----------
Investment Advisory Fees..........     0.40%        0.44%        0.61%        0.75%        0.85%
12b-1 Fees........................     0.25%        0.25%        0.25%        0.25%        0.25%
Other Expenses....................     0.16%        0.23%        0.30%        0.18%        0.35%
                                       ----         ----         ----         ----        -----
Total Annual Operating Expenses...     0.81%        0.92%        1.16%        1.18%        1.45%
Expense Reimbursements............       --         0.07%          --           --           --
                                       ----         ----         ----         ----        -----
Net Expenses......................     0.81%        0.85%        1.16%        1.18%        1.45%

                                         MERRILL LYNCH INDEX FUNDS, INC.
                                    -----------------------------------------

                                                                    MERRILL
                                       MERRILL        MERRILL        LYNCH
                                        LYNCH          LYNCH        S&P 500
                                    INTERNATIONAL    SMALL CAP       INDEX
                                     INDEX FUND      INDEX FUND       FUND
                                      (CLASS A        (CLASS A      (CLASS A
ANNUAL EXPENSES                      SHARES)(2)     SHARES)(1,2)   SHARES)(1)
---------------                     -------------   ------------   ----------
Investment Advisory Fees..........       0.01%           0.01%        0.005%
12b-1 Fees........................       0.25%           0.25%        0.250%
Other Expenses....................       0.62%           0.62%        0.355%
                                        -----           -----        ------
Total Annual Operating Expenses...       0.88%           0.88%        0.610%
Expense Reimbursements............         --              --            --
                                        -----           -----        ------
Net Expenses......................       0.88%           0.88%        0.610%


                                      MERRILL
                                       LYNCH
                                    INVESTMENT              MERRILL LYNCH
                                     MANAGERS       LARGE CAP SERIES FUNDS, INC.
                                    FUNDS, INC.   ---------------------------------
                                    -----------    MERRILL     MERRILL     MERRILL               MERRILL
                                      MERRILL       LYNCH       LYNCH       LYNCH                LYNCH US       MERRILL
                                     LYNCH LOW    LARGE CAP   LARGE CAP   LARGE CAP   MERRILL   GOVERNMENT    LYNCH VALUE
                                     DURATION       CORE       GROWTH       VALUE      LYNCH     MORTGAGE    OPPORTUNITIES
                                       FUND         FUND        FUND        FUND       READY       FUND       FUND, INC.
                                     (CLASS A     (CLASS A    (CLASS A    (CLASS A    ASSETS     (CLASS A      (CLASS A
ANNUAL EXPENSES                       SHARES)      SHARES)     SHARES)     SHARES)     TRUST     SHARES)        SHARES)
---------------                     -----------   ---------   ---------   ---------   -------   ----------   -------------
Investment Advisory Fees..........     0.21%        0.48%       0.50%       0.50%      0.373%      0.46%         0.47%
12b-1 Fees........................     0.25%        0.25%       0.25%       0.25%      0.125%      0.25%         0.25%
Other Expenses....................     0.43%        0.45%       0.63%       0.51%      0.142%      0.27%         0.55%
                                       ----         ----        ----        ----       -----       ----          ----
Total Annual Operating Expenses...     0.89%        1.18%       1.38%       1.26%      0.640%      0.98%         1.27%
Expense Reimbursements............       --           --          --          --          --         --            --
                                       ----         ----        ----        ----       -----       ----          ----
Net Expenses......................     0.89%        1.18%       1.38%       1.26%      0.640%      0.98%         1.27%


                                AIM GROWTH SERIES
                             -----------------------          ALLIANCEBERNSTEIN TRUST               ALLIANZ FUNDS
                                           AIM MID     -------------------------------------   ------------------------
                             AIM BASIC     CAP CORE    ALLIANCEBERNSTEIN                       NFJ SMALL-       OCC
                               VALUE        EQUITY       SMALL/MID CAP     ALLIANCEBERNSTEIN   CAP VALUE    RENAISSANCE
                                FUND         FUND      VALUE FUND, INC.    VALUE FUND, INC.       FUND         FUND
                              (CLASS A     (CLASS A        (CLASS A            (CLASS A         (CLASS A     (CLASS A
ANNUAL EXPENSES              SHARES)(3)   SHARES)(4)      SHARES)(5)            SHARES)         SHARES)       SHARES)
---------------              ----------   ----------   -----------------   -----------------   ----------   -----------
Investment Advisory Fees...     0.66%        0.68%            0.75%              0.55%           0.60%         0.60%
12b-1 Fees.................     0.35%        0.35%            0.30%              0.30%           0.25%         0.25%
Other Expenses.............     0.33%        0.38%            0.35%              0.31%           0.41%         0.41%
                                ----         ----            -----               ----             ----         ----
Total Annual Operating
  Expenses.................     1.34%        1.41%            1.40%              1.16%           1.26%         1.26%
Expense Reimbursements.....     0.04%          --             0.25%                --               --           --
                                ----         ----            -----               ----             ----         ----
Net Expenses...............     1.30%        1.41%            1.15%              1.16%           1.26%         1.26%

                                 AMERICAN        AMERICAN
                                 CENTURY          CENTURY
                                 CAPITAL          MUTUAL
                             PORTFOLIOS, INC.   FUNDS, INC.
                             ----------------   -----------
                                  EQUITY         ULTRA(R)
                                  INCOME           FUND
                                   FUND          (ADVISOR
                              (ADVISOR CLASS       CLASS
ANNUAL EXPENSES                  SHARES)          SHARES)
---------------              ----------------   -----------
Investment Advisory Fees...        0.75%(6)        0.75%(6)
12b-1 Fees.................        0.50%(7)        0.50%(7)
Other Expenses.............          --              --
                                   ----            ----
Total Annual Operating
  Expenses.................        1.25%           1.25%
Expense Reimbursements.....          --              --
                                   ----            ----
Net Expenses...............        1.25%           1.25%

-------------------------------

* For a list of these dates, see "Most Recently Ended Fiscal Years."

                                                                                                                       COLUMBIA
                                                                                                                        ACORN
                                                           AMERICAN FUNDS                                               TRUST
                              ------------------------------------------------------------------------    COHEN &     ----------
                                                                                               THE         STEERS
                                THE BOND      EUROPACIFIC    THE GROWTH      THE INCOME     INVESTMENT     REALTY      COLUMBIA
                                 FUND OF        GROWTH         FUND OF         FUND OF      COMPANY OF     INCOME       ACORN
                              AMERICA, INC.      FUND       AMERICA, INC.   AMERICA, INC.    AMERICA     FUND, INC.      USA
                                (CLASS F       (CLASS F       (CLASS F        (CLASS F       (CLASS F     (CLASS A     (CLASS A
ANNUAL EXPENSES                SHARES)(8)       SHARES)        SHARES)         SHARES)      SHARES)(8)    SHARES)     SHARES)(9)
---------------               -------------   -----------   -------------   -------------   ----------   ----------   ----------
Investment Advisory Fees....      0.25%          0.45%          0.29%           0.25%          0.24%        0.75%        0.90%
12b-1 Fees..................      0.25%          0.25%          0.25%           0.25%          0.25%        0.25%        0.25%
Other Expenses..............      0.20%          0.22%          0.18%           0.19%          0.18%        0.28%        0.26%
                                  ----           ----           ----            ----           ----         ----         ----
Total Annual Operating
  Expenses..................      0.70%          0.92%          0.72%           0.69%          0.67%        1.28%        1.41%
Expense Reimbursements......      0.01%            --             --              --             --           --           --
                                  ----           ----           ----            ----           ----         ----         ----
Net Expenses................      0.69%          0.92%          0.72%           0.69%          0.67%        1.28%        1.41%


                                DAVIS
                               NEW YORK
                               VENTURE
                              FUND, INC.
                               (CLASS A
ANNUAL EXPENSES                SHARES)
---------------               ----------
Investment Advisory Fees....     0.51%
12b-1 Fees..................     0.25%
Other Expenses..............     0.16%
                                 ----
Total Annual Operating
  Expenses..................     0.92%
Expense Reimbursements......       --
                                 ----
Net Expenses................     0.92%

                                                                                     FIDELITY
                                      DELAWARE                         EATON         ADVISOR
                                    GROUP EQUITY                       VANCE         SERIES I           FEDERATED EQUITY FUNDS
                                     FUNDS III                       FLOATING-    --------------   ---------------------------------
                                      DELAWARE                         RATE       ADVISOR EQUITY   FEDERATED CAPITAL     FEDERATED
                                     TREND FUND       DREYFUS          FUND        GROWTH FUND       APPRECIATION        KAUFMANN
                                      (CLASS A      APPRECIATION     (CLASS A        (CLASS A        FUND (CLASS A     FUND (CLASS A
ANNUAL EXPENSES                     SHARES)(10)    FUND, INC.(11)   SHARES)(12)    SHARES)(13)        SHARES)(14)       SHARES)(15)
---------------                     ------------   --------------   -----------   --------------   -----------------   -------------
Investment Advisory Fees..........      0.70%           0.55%          0.675%          0.58%             0.75%             1.425%
12b-1 Fees........................      0.30%             --               --          0.25%             0.25%             0.250%
Other Expenses....................      0.35%           0.40%          0.375%          0.32%             0.50%             0.480%
                                        ----            ----           ------          ----              ----              -----
Total Annual Operating Expenses...      1.35%           0.95%          1.050%          1.15%             1.50%             2.155%
Expense Reimbursements............        --              --               --            --                --                 --
                                        ----            ----           ------          ----              ----              -----
Net Expenses......................      1.35%           0.95%          1.050%          1.15%             1.50%             2.155%

                                                   LORD ABBETT   LORD ABBETT   OPPENHEIMER                  OPPENHEIMER
                                    LORD ABBETT       BOND-        MID-CAP       CAPITAL      OPPENHEIMER   MAIN STREET
                                     AFFILIATED     DEBENTURE    VALUE FUND,   APPRECIATION    MAIN ST.      SMALL CAP
                                     FUND, INC.    FUND, INC.       INC.           FUND         FUND(R)       FUND(R)
                                      (CLASS A      (CLASS A      (CLASS A       (CLASS A      (CLASS A      (CLASS A
ANNUAL EXPENSES                       SHARES)        SHARES)     SHARES)(16)     SHARES)        SHARES)       SHARES)
---------------                     ------------   -----------   -----------   ------------   -----------   -----------
Investment Advisory Fees..........      0.31%         0.45%         0.51%          0.57%         0.46%         0.65%
12b-1 Fees........................      0.35%         0.35%         0.36%          0.24%         0.25%         0.25%
Other Expenses....................      0.17%         0.19%         0.26%          0.28%         0.22%         0.27%
                                        ----          ----          ----           ----          ----          ----
Total Annual Operating Expenses...      0.83%         0.99%         1.13%          1.09%         0.93%         1.17%
Expense Reimbursements............        --            --            --             --            --            --
                                        ----          ----          ----           ----          ----          ----
Net Expenses......................      0.83%         0.99%         1.13%          1.09%         0.93%         1.17%

                                                   PIMCO FUNDS
                                    -----------------------------------------
                                        PIMCO
                                     COMMODITY-        PIMCO
                                     REALRETURN     REAL RETURN   PIMCO TOTAL
                                    STRATEGY FUND      FUND       RETURN FUND   PIONEER FUND
                                      (CLASS A       (CLASS A      (CLASS A       (CLASS A
ANNUAL EXPENSES                        SHARES)        SHARES)       SHARES)     SHARES)(17)
---------------                     -------------   -----------   -----------   ------------
Investment Advisory Fees..........      0.49%          0.25%         0.25%           0.54%
12b-1 Fees........................      0.25%          0.25%         0.25%           0.23%
Other Expenses....................      0.50%          0.40%         0.40%           0.29%
                                        ----           ----          ----          ------
Total Annual Operating Expenses...      1.24%          0.90%         0.90%           1.06%
Expense Reimbursements............        --             --            --              --
                                        ----           ----          ----          ------
Net Expenses......................      1.24%          0.90%         0.90%           1.06%

                                                                   TEMPLETON FUNDS, INC.
                                                                ----------------------------
                                                    PIONEER                      TEMPLETON
                                    PIONEER HIGH   SMALL CAP     TEMPLETON        GROWTH        VAN KAMPEN
                                     YIELD FUND    VALUE FUND   FOREIGN FUND    FUND, INC.       COMSTOCK
                                      (CLASS A      (CLASS A      (CLASS A       (CLASS A      FUND (CLASS A
ANNUAL EXPENSES                       SHARES)       SHARES)       SHARES)         SHARES)         SHARES)
---------------                     ------------   ----------   ------------   -------------   -------------
Investment Advisory Fees..........      0.58%         0.85%         0.61%          0.60%           0.38%
12b-1 Fees........................      0.25%         0.25%         0.25%          0.25%           0.25%
Other Expenses....................      0.19%         0.40%         0.37%          0.25%           0.21%
                                        ----          ----          ----           ----            ----
Total Annual Operating Expenses...      1.02%         1.50%         1.23%          1.10%           0.84%
                                        ----          ----          ----           ----            ----
Expense Reimbursements Net........        --            --            --             --              --
                                        ----          ----          ----           ----            ----
Expenses..........................      1.02%         1.50%         1.23%          1.10%           0.84%

 (1) Fees and expenses shown include the expenses of both the Fund and the Fund's pro rata share of the expenses of the series of Quantitative Master Series Trust in which it invests. Fund Asset Management, L.P. ("FAM"), the investment adviser for the underlying series, has entered into a contractual arrangement that provides that the Investment Advisory Fee for the series, when combined with the administrative fees of certain funds that invest in the series, will not exceed specified amounts. This contractual arrangement has a one-year term ended December 31, 2004 and is renewable. Absent this contractual arrangement the investment adviser of the S&P 500 Index Series and the Small Cap Index Series would receive Investment Advisory Fees as a percentage of average daily net assets of the underlying series of 0.05% and 0.08%, respectively.

 (2) FAM has also entered into other contractual arrangements with the underlying series for the Small Cap Index Fund and the International Index Fund, under which certain expenses are waived. In addition, FAM voluntarily waived administrative fees and/or reimbursed expenses of each Fund for the fiscal year ended December 31, 2004. After taking into account these waivers and reimbursements, Total Annual Operating Expenses would have been 0.85% for the Small Cap Index Fund and 0.87% for the International Index Fund for the fiscal year ended December 31, 2004.

 (3) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive advisory fees as part of its settlement with the Attorney General of New York. The fee waiver reflects this agreement.

 (4) The distributor for the AIM Mid Cap Core Equity Fund has voluntarily agreed to limit 12b-1 Fees for Class A shares to 0.25% during the period that the Fund is offered on a limited basis to certain investors. Taking this waiver into account, Total Annual Operating Expenses for the year ended December 31, 2004 would have been 1.31%. The distributor may modify or discontinue this limitation upon consultation with the Fund's Board of Trustees without notice to Fund shareholders.

 (5) Alliance Capital Management, L.P. ("Alliance") has contractually agreed to waive a portion of its Investment Advisory Fee and/or reimburse a portion of the AllianceBernstein Small/Mid Cap Value Fund's Other Expenses. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one-year terms.

 (6) The Fund has a stepped fee schedule. As a result, the Fund's Investment Advisory Fee rate generally decreases as strategy assets increase and increases as strategy assets decrease. Strategy assets include the Fund's assets and the assets of other clients of the Fund's Advisor that are not in the Fund family, but have the same investment team and investment strategy.

 (7) Half of the Advisor Class 12b-1 Fee (0.25%) is for shareholder services provided by financial intermediaries, which would otherwise be paid by the adviser out of the unified Investment Advisory Fee. The adviser has voluntarily reduced its unified Investment Advisory Fee for the Advisor Class Shares.

 (8) The Fund's investment adviser began waiving 5.00% of its Investment Advisory Fees on September 1, 2004. The waiver will continue until August 31, 2005. As of the Fund's last fiscal year end, the reduction in Investment Advisory Fees as a result of the waiver was less than .01%. Total Annual Operating Expenses do not reflect the waiver. Information regarding the effect of the waiver on Total Annual Operating Expenses can be found in the Fund's prospectus.

 (9) A transfer agency fee reduction for all funds managed by the adviser became effective on September 30, 2004. This fee reduction is expected to decrease the Fund's Total Annual Operating Expenses. The Fund's adviser and/or affiliates have contractually agreed to waive a portion of Other Expenses through April 30, 2006. If this waiver had not been in place, Total Annual Operating Expenses would have been 1.43%. 12b-1 Fees have been restated to reflect a .10% decrease in the 12b-1 fees applicable to Class A shares effective August 1, 2004. If this decrease in 12b-1 fees had not occurred as noted above, Total Annual Operating Expenses would have been 1.51%. Also, in accordance with the terms of the Assurance of Discontinuance with the New York Attorney General (and as discussed in more detail in the Funds' prospectus), the Investment Advisory Fees have been restated to reflect a waiver by the adviser of a portion of the management fees for the Fund so that those fees are retained at the following rates: 0.94% of net assets up to $200 million; and 0.89% of net assets in excess of $200 million. The fee waiver was effective as of February 10, 2005, but applied as if it had gone into effect on December 1, 2004. On March 8, 2005, the advisory agreement was amended to contractually reduce the fees to reflect the above-noted rates. If the fee waiver (and contractual amendment) had not been implemented as noted above, the Fund's actual management fee would be 0.91% and Total Annual Operating Expenses would have been 1.42%.

(10) Other Expenses have been restated to reflect an expected decrease in Other Expenses in the current fiscal year due to a reduction in transfer agency costs associated with servicing retirement accounts.

(11) Shareholder service fees are included in Other Expenses.

(12) Other Expenses include a 0.25% service fee paid pursuant to a Service Plan.

(13) FMR, the Advisor Equity Growth Fund's investment adviser, has voluntarily agreed to reimburse the Fund to the extent that Total Annual Operating Expenses, as a percentage of its respective average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time. Also, a portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, Total Annual Operating Expenses for the year ended November 30, 2004 would have been 1.11%.

(14) Shareholder service fees are included in Other Expenses. Class A Shares of the Federated Capital Appreciation Fund did not pay or accrue the 12b-1 Fee for the fiscal year ended October 31, 2004. Total Annual Operating Expenses after taking into account this waiver would have been 1.25%.

(15) Shareholder service fees are included in Other Expenses. The Federated Kaufmann Fund's adviser voluntarily waived a portion of the Investment Advisory Fee. The adviser can terminate this voluntary waiver at any time. The Investment Advisory Fee paid by the Fund (after the voluntary waiver) would have been 1.275% for the fiscal year ended October 31, 2004. Also, a portion of the 12b-1 Fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The 12b-1 Fee paid by the Fund's Class A Shares (after the voluntary waiver) would have been .20% for the fiscal year ended October 31, 2004. In addition, .025% of administrator and transfer agents fees (part of Other Expenses) were waived. Taking these waivers into account, Total Annual Operating Expenses for the fiscal year ended October 31, 2004 would have been 1.95%.

(16) These amounts have been restated from fiscal year amounts to reflect estimated current fees and expenses.

(17) The Investment Advisory Fee for the Pioneer Fund depends on Fund performance relative to the S&P 500 Index. If performance equals the S&P 500 Index, the fee is 0.60%. If performance is higher or lower, the fee will fluctuate proportionately between 0.50% and 0.70%.

                        MOST RECENTLY ENDED FISCAL YEARS

This Prospectus reflects information for each Fund as of the end of each Fund's most recently completed fiscal year for which information was available as of the date of this Prospectus. These fiscal years are as follows:

   FISCAL YEAR END                                  FUNDS
March 31, 2004           Merrill Lynch Value Opportunities Fund, Inc., American
                         Century Equity Income Fund, American Funds EuroPacific
                         Growth Fund, PIMCO CommodityRealReturn Strategy Fund, PIMCO
                         Real Return Fund, PIMCO Total Return Fund
June 30, 2004            Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Global
                         SmallCap Fund, Inc., Merrill Lynch Low Duration Fund,
                         Allianz Funds NFJ Small-Cap Value Fund, Allianz Funds OCC
                         Renaissance Fund, Delaware Trend Fund, Oppenheimer Main
                         Street Small Cap Fund(R)
July 31, 2004            American Funds The Income Fund of America, Inc., Davis New
                         York Venture Fund, Inc.
August 31, 2004          Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch
                         U.S. Government Mortgage Fund, American Funds The Growth
                         Fund of America, Inc., Oppenheimer Capital Appreciation
                         Fund, Oppenheimer Main Street Fund(R), Templeton Foreign
                         Fund, Templeton Growth Fund
September 30, 2004       Merrill Lynch Core Bond Portfolio
October 31, 2004         Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch
                         Large Cap Core Fund, Merrill Lynch Large Cap Growth Fund,
                         Merrill Lynch Large Cap Value Fund, American Century
                         Ultra(R) Fund, Eaton Vance Floating-Rate Fund, Federated
                         Capital Appreciation Fund, Federated Kaufman Fund, Lord
                         Abbett Affiliated Fund, Inc., Pioneer High Yield Fund
November 30, 2004        AllianceBernstein Small Cap Value Fund, AllianceBernstein
                         Value Fund, Fidelity Advisor Equity Growth Fund, Pioneer
                         Small Cap Value Fund
December 31, 2004        Merrill Lynch International Index Fund, Merrill Lynch Small
                         Cap Index Fund, Merrill Lynch S&P 500 Index Fund, Merrill
                         Lynch Ready Assets Trust, AIM Basic Value Fund, AIM Mid Cap
                         Core Equity Fund, American Funds The Bond Fund of America,
                         Inc., American Funds The Investment Company of America,
                         Cohen & Steers Realty Income Fund, Inc., Columbia Acorn USA,
                         Dreyfus Appreciation Fund, Inc., Lord Abbett Bond-Debenture
                         Fund, Inc., Lord Abbett Mid-Cap Value Fund, Inc., Pioneer
                         Fund, Van Kampen Comstock Fund

                                    EXAMPLES

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, current Separate Account Annual Expenses, the current Annual Contract Fee, the current Maximum Anniversary Value GMDB Charge, the current GMIB Charge, and Annual Fund Operating Expenses.

EXAMPLE 1. This Example assumes that you invest $10,000 in a B Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,069                $1,780                $2,512                $4,631
  (b)          $  922                $1,338                $1,768                $3,171

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $434                 $1,321                $2,223                $4,631
  (b)           $276                 $  855                $1,468                $3,171

EXAMPLE 2. This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $997                 $1,744                $2,327                $4,802
  (b)           $849                 $1,301                $1,571                $3,374

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $454                 $1,379                $2,327                $4,802
  (b)           $297                 $  916                $1,571                $3,374

EXAMPLE 3. This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $650                 $1,423                $2,398                $4,928
  (b)           $496                 $  962                $1,647                $3,524

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $469                 $1,423                $2,398                $4,928
  (b)           $312                 $  962                $1,647                $3,524

EXAMPLE 4. This Example assumes that you invest $10,000 in an XC Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,701                $2,294                $3,086                $5,156
  (b)          $1,550                $1,848                $2,329                $3,695

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $492                 $1,492                $2,512                $5,156
  (b)           $328                 $1,011                $1,729                $3,695

The Examples reflect the $50 contract fee as 0.05% based on our estimates of anticipated contract size. Contractual waivers and reimbursements are reflected in the first year of the Example, but not in subsequent years. See the "Charges, Deductions and Credits" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

Because the Contracts were not offered for sale on or prior to May 1, 2005, condensed financial information is not available.

CAPSULE SUMMARY OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This summary provides only a brief overview of the more important features of the Contract. You may obtain more detailed information about the Contract later in this prospectus and in the Statement of Additional Information ("SAI"). PLEASE READ THIS PROSPECTUS CAREFULLY.

                            YOUR CONTRACT IN GENERAL

   - GENERAL. This annuity is a contract between you (the contract owner) and us in which you agree to make one or more payments to us and, in return, we agree to make a series of payments to you at a later date. The Contract must be issued as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Federal law limits maximum annual contributions to qualified contracts.

      Your contract value will increase or decrease depending on the investment performance of the subaccounts to which you allocate premiums and transfer contract value, the premiums you pay, the fees and charges we deduct, and the effects of any Contract transactions (such as transfers and partial withdrawals) on your contract value.

           The Contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this Contract exist solely through the qualified contract or account. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income and death benefits), before you purchase the contract in a tax-qualified plan.

   - ACCUMULATION AND ANNUITY PERIODS. Like all deferred annuities, the Contract has two phases: the "pay-in" or accumulation period and the "payout" or annuity period. During the accumulation period, you can allocate premiums and transfer contract value among any combination of subaccounts offered under the Contract. The annuity period begins once you start receiving regular annuity payments from the Contract. You may receive annuity payments under one of the available fixed annuity payment options. The contract value you accumulate during the accumulation period will determine the dollar amount of any annuity payments you receive.

   - DEATH BENEFIT. The Contract also provides a death benefit payable if the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) dies before the annuity date.

   - RETIREMENT SAVINGS VEHICLE. The Contract is designed to be a long-term investment in order to provide annuity benefits for you. If you withdraw money from the Contract prematurely, you may incur substantial charges. In addition, any money you take out of the Contract to the extent of gain may be subject to tax, and if taken before age 59 1/2 may also be subject to a 10% federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.

   - THE SEPARATE ACCOUNT. You may allocate premium(s) to up to 20 of 52 subaccounts. Each subaccount invests exclusively in one of the Funds listed in the beginning of this Prospectus. We reserve the right to offer other subaccounts in the future. Your investment returns on amounts you allocate to the subaccounts will fluctuate each day with the investment performance of those subaccounts and will be reduced by Contract fees and charges. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS.

   - CONTROLLING DOCUMENTS. This Prospectus provides a general description of the Contracts. Your actual Contract and any riders or endorsements are the controlling documents. If you would like to review a copy of the Contract or any riders or endorsements, contact our Service Center.

   - OTHER CONTRACTS WE ISSUE. We offer other variable annuity contracts that are available in different markets and have different fund selections. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.

       FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF CONTRACTS, SEE "OTHER INFORMATION - SELLING THE CONTRACT."

                                  THE CLASSES

   - The Contract allows you to select one of four different charge structures based on your specific situation. Each different charge structure is referred to as a "Class." Each Class imposes a different level of surrender charge and asset-based insurance charge. Your Financial Advisor can assist you in selecting the Class that is right for you, based on your needs and preferences. Prior to issuance, you must select one of the four available Classes of the Contract:

           - B CLASS, which imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following the premium payment, and an asset-based insurance charge of 1.25% of subaccount assets (guaranteed not to exceed 2.00%);

           - L CLASS, which imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following the premium payment, and an asset-based insurance charge of 1.45% of subaccount assets (guaranteed not to exceed 2.00%);

           - C CLASS, which imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following the payment of each premium and an asset-based insurance charge of 1.60% of subaccount assets (guaranteed not to exceed 2.00%); and

           - XC CLASS, which imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following the premium payment, and an asset-based insurance charge of 1.65% of subaccount assets (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your contract value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount.

                                    PREMIUMS

   - PREMIUM FLEXIBILITY. Generally, before the annuity date you can pay premiums as often as you like. The initial premium payment must be $10,000 or more. Subsequent premiums must be $50 or more. The minimum premiums do not vary by Class.

   - The Contract must be issued as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Federal law limits maximum annual contributions to the Contract. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, we accept the following as initial premiums:

           - rollover contributions from certain qualified plans, 403(b) plans, governmental 457(b) plans, and IRAs;
           -  amounts transferred from another IRA; and
           - contributions made pursuant to a Simplified Employee Pension up to certain limits.

      Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. Withdrawals from tax sheltered annuities are restricted. The contract owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The contract owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.

   - CONTRIBUTIONS. Under Federal law for 2005, you may contribute up to $4,000 to all IRAs, IRA Accounts, Roth IRA, and Roth IRA Accounts. The maximum contribution limit is increased to $4,500 if you will be age 50 or older by December 31, 2005. Excess premiums will be assessed with a 6% Federal penalty each year until the excess money is withdrawn from the account. Maximum contributions may vary each year. Please contact a tax advisor for further information.

   - MAXIMUM PREMIUM. We may refuse to issue a Contract or accept additional premiums if the total premiums paid under all variable annuity contracts issued by us or our affiliate, Merrill Lynch Life Insurance Company, and owned by you (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) exceed $1,000,000 (for contract owners under age 70) and $500,000 (for contract owners age 70 or older).

   - RIGHT TO REFUSE PREMIUMS. We reserve the right to refuse to accept any premium payments. No additional premiums may be paid on or after the owner's (or the annuitant's, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) 81(st) birthday for XC Class Contracts; 83(rd) birthday for B Class Contracts; and 85(th) birthday for L Class and C Class Contracts.

   - AUTOMATIC INVESTMENT FEATURE. Under the automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, see "Automatic Investment Feature."

   - PREMIUM ALLOCATION. We will put premiums into the subaccounts you've selected.

   - MAXIMUM NUMBER OF SUBACCOUNTS. Currently, you may allocate premiums or contract value among up to 20 of the available subaccounts. Generally, within certain limits you may transfer contract value periodically among subaccounts.

   - FUNDS AVAILABLE FOR INVESTMENT. The Funds available for investment are listed at the beginning of this Prospectus. Each subaccount invests in a corresponding Fund. If you want detailed information about the investment objectives of the Funds, see "Investments of the Separate Account" and the prospectuses for the Funds.

                          TRANSFERS AMONG SUBACCOUNTS

   - LIMITATION ON TRANSFERS. Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You may make more than twelve transfers among available subaccounts during a contract year, but we will charge

      $25 per extra transfer (guaranteed not to exceed $30). See "Transfers Among Subaccounts." We may impose additional restrictions on transfers that violate our Disruptive Trading Procedures. See "Transfers Among Subaccounts - Disruptive Trading."

   - MINIMUM AMOUNTS. Your transfer from a subaccount must be for a minimum of $100 or the total value in a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total subaccount value.

   - TRANSFER PROGRAMS. Several specialized transfer programs are available at no additional cost under the Contract. You cannot use more than one such program at a time.

           - First, we offer a Dollar Cost Averaging Program where money you've put in a designated subaccount is systematically transferred monthly or quarterly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in accumulation unit values over time. There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss. (See "Dollar Cost Averaging Program.")

           - Second, through participation in the Asset Allocation Program, you may select one of five asset allocation models. Unless you instruct us otherwise, your contract value is automatically rebalanced at the end of each calendar quarter based on the asset allocation model selected. (See "Asset Allocation Program.")

           - Third, you may choose to participate in the Rebalancing Program where we automatically reallocate your contract value quarterly, semi-annually, or annually in order to maintain a particular percentage allocation among the subaccounts that you select. (See "Rebalancing Program.")

                       PARTIAL WITHDRAWALS AND SURRENDER

   - PARTIAL WITHDRAWALS. At any time prior to the annuity date, you may submit a written request to withdraw part of your surrender value, subject to the following rules.

           -  You must request at least $100.
           - Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured.
           - We will not process a withdrawal which would reduce the surrender value below $5,000.

   - SYSTEMATIC WITHDRAWAL PROGRAM. Additionally, under a Systematic Withdrawal Program, you may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. For more information, see "Systematic Withdrawal Program."

   - SURRENDER. At any time prior to annuitization, you may submit a written request to surrender your Contract and receive its surrender value in a lump sum or apply it under an Annuity Option. (See "Annuity Options.") A surrender may be subject to a surrender charge and, for XC Class Contracts, any bonus amounts subject to recapture will be deducted.

   - SURRENDER CHARGE. Surrenders and partial withdrawals may be subject to a surrender charge with the amount of the charge and the period that the charge applies depending on the Class (see "Surrender Charge"). However, we won't impose a surrender charge to the extent that withdrawals from the Contract in a contract year do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request. The "free withdrawal amount" equals the greater of (a) the sum of: 10% of each premium subject to a surrender charge (not to exceed the amount of each premium that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year; and (b) the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge. The gain in the Contract equals the excess, if any, of the contract value (less uncollected charges and any bonus amounts subject to recapture) just prior to the withdrawal over total premiums paid into the Contract less prior withdrawals of these premiums.

   - TAX CONSEQUENCES. A partial withdrawal or surrender may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted.

                                 DEATH BENEFITS

   - STANDARD DEATH BENEFIT. The Contract provides a death benefit if you die before the annuity date. Unless you select an optional guaranteed minimum death benefit ("GMDB"), the death benefit equals the contract value, less uncollected charges and any bonus amounts subject to recapture on death. If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) is over the age of 75 on the contract date, the GMDB options are not available so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.

   - GMDB OPTIONS. For an additional charge, you may elect one of the following GMDB options:

           -  Return of Premium
           -  Maximum Anniversary Value

   If you elect a GMDB option, the death benefit will not be less than the applicable GMDB Base.

   You can find more detailed information about the death benefit, the GMDB options, and how they are calculated, including age limitations that apply, under "Death Benefit."

   The payment of a death benefit may have tax consequences (see "Federal Income Taxes").

                                ANNUITY PAYMENTS

   - Annuity payments begin on the annuity date and are made under the annuity option you select.

   - For Contracts purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S, you may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the annuitant's 90th birthday. If you do not select an annuity date, the annuity date is the maturity date. For Contracts purchased through an Account with MLPF&S, keep in mind that you may need to take distributions or annuitize prior to the annuitant's 90th birthday to meet Federal minimum distribution requirements. The annuity date for IRAs and tax sheltered annuities is generally when the owner/annuitant reaches age
      70 1/2. Details about the annuity options available under the Contract can be found under "Annuity Options."

   -  Annuity payments may have tax consequences (see "Federal Income Taxes").

   - If the annuitant and any joint annuitant are not over the age of 75 on the contract date, you may elect the Guaranteed Minimum Income Benefit ("GMIB") for an additional charge. The GMIB is an optional rider that provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider.

                                FEES AND CHARGES

   - ASSET-BASED INSURANCE CHARGE. We currently impose an asset-based insurance charge to cover expenses and certain risks. The amount of the charge varies by Class. We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. We don't deduct this charge after the annuity date.

   - SURRENDER CHARGE. We may impose a surrender charge only if you surrender or take a withdrawal from your Contract. The amount and period of the surrender charge varies by Class.

   - CONTRACT FEE. If the greater of contract value (less uncollected charges) or premiums (less withdrawals), is less than $50,000, we currently impose a $50 contract fee on each contract anniversary and upon surrender or annuitization to reimburse us for expenses related to maintenance of these Contracts. This contract fee will not exceed $75. We don't deduct this fee upon payment of a death benefit or after the annuity date.

   - TRANSFER FEE. You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge.

   - GUARANTEED MINIMUM DEATH BENEFIT CHARGE. If you elect a GMDB, we deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won't deduct this charge after the annuity date. The GMDB charge varies according to the type of GMDB that you choose. The amount of the GMDB charge is calculated on each monthaversary by multiplying the applicable GMDB Base by the current annual GMDB charge percentage and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMDB charges calculated on each of the three previous monthaversaries. If the GMDB rider is terminated at any time other than on a quarterversary, we will deduct from the contract value a pro rata amount of any charges that would be collected on the next quarterversary.

   - GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you elect the GMIB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won't deduct this charge after the annuity date. The amount of the GMIB charge is calculated on each monthaversary by multiplying the GMIB Base by the current annual GMIB charge percentage and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMIB charges calculated on each of the three previous monthaversaries. If the GMIB rider is terminated at any time other than on a quarterversary, we will deduct from the contract value a pro rata amount of any charges that would be collected on the next quarterversary.


   - PREMIUM TAXES. On the annuity date, we deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 4.0% for qualified plans. New York does not currently impose a premium tax on annuity contracts.


   - REDEMPTION FEE. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

   - FUND EXPENSES. You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

   - CURRENT/MAXIMUM FEES AND CHARGES. We may change the current charges for the asset-based insurance charge, the Contract Fee, the Transfer Fee, the GMDB Charge, and the GMIB Charge, but the charges will never exceed the maximum charges listed in the Fee Table.



       YOU CAN FIND DETAILED INFORMATION ABOUT ALL FEES AND CHARGES IMPOSED ON THE CONTRACT UNDER "CHARGES, DEDUCTIONS, AND CREDITS."

                     TEN DAY RIGHT TO REVIEW ("FREE LOOK")

   - When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void.

   - To receive a refund, return the Contract to the Service Center or to the Financial Advisor who sold it. We will refund your contract value as of the date we receive your returned Contract (less any bonus amounts) plus any fees or charges imposed under the Contract. This amount may be more or less than your premiums.

                               REPLACEMENT OF CONTRACTS

   - Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract or life insurance policy. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the new Contract may impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract will be advantageous, given the Contract's features, benefits, and charges compared to your existing contract. Because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

ML LIFE INSURANCE COMPANY OF NEW YORK AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     ML LIFE INSURANCE COMPANY OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York on November 28, 1973 and engaged in the sale of life insurance and annuity products. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch"), a corporation whose common stock is traded on the New York Stock Exchange. Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                              THE SEPARATE ACCOUNT

The ML of New York Variable Annuity Separate Account D (the "Separate Account") offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Separate Account on July 23, 2002. It is governed by New York law, our state of domicile. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account meets the definition of a separate account under the federal securities laws. The Separate Account's assets are segregated from all of our other assets.

                     SEGREGATION OF SEPARATE ACCOUNT ASSETS

Effect of              -  Obligations to contract owners and beneficiaries that arise
Segregation               under the Contract are our obligations.
                       -  We own all of the assets in the Separate Account.
                       -  The Separate Account's income, gains, and losses, whether or not realized, derived from Separate Account assets are
                          credited to or charged against the Separate Account without regard to our other income, gains or losses.
                       -  The assets in each Separate Account will always be at least equal to the reserves and other liabilities of the Separate
                          Account.
                       -  If the Separate Account's assets exceed the required
                          reserves and other Contract liabilities, we may transfer the excess to our general account.
                       -  Under New York insurance law the assets in the Separate
                          Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other
                          business we conduct nor may the assets of the Separate
                          Account be charged with any liabilities of other separate
                          accounts.

                 NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS

Subaccounts            -  There are 52 subaccounts currently available through the
                          Separate Account. All subaccounts invest in a corresponding
                          Fund.
                       -  Subaccounts may be added or closed in the future.


Performance of         -  All of the underlying mutual funds offered through this
Similar Funds             Separate Account are available to the general public.
                       -  Although the investment objectives and policies of certain
                          Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where
                          the investment adviser, subadviser, or manager is the same.
                       -  Certain Funds available through the Contract have names similar to funds not available through the Contract. The
                          performance of a fund not available through the Contract
                          does not indicate performance of similarly named Fund
                          available through the Contract. Differences in portfolio
                          size, actual investments held, fund expenses, and other
                          factors all contribute to differences in fund performance.
                          For all these reasons, you should expect investment results to differ.

INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to the Separate Account, separate accounts of Merrill Lynch Life Insurance Company (an indirect wholly owned subsidiary of Merrill Lynch), and members of the general public.

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

                                   THE FUNDS

The following tables summarize each Fund's investment objective(s) and policies. There is no assurance that any of the Funds will achieve the stated objective(s).

MERRILL LYNCH BASIC VALUE FUND, INC.

                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
MERRILL LYNCH BASIC VALUE FUND, INC. (Class A). The Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. Fund Asset Management, L.P. ("FAM") serves as the investment adviser to the Fund. FAM receives an advisory fee from the Fund for its services.

MERRILL LYNCH BOND FUND, INC.
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
MERRILL LYNCH CORE BOND PORTFOLIO (Class A). The Fund seeks as high a level of current income as is consistent with the investment policies of the Portfolio and with prudent investment management. The Fund also seeks growth of capital when consistent with its primary goal. The Fund seeks to achieve this objective by investing primarily in investment grade fixed-income securities of any maturity. The Fund also may invest up to 25% of its net assets in fixed-income securities of issuers outside the United States. The Fund may invest in mortgage-backed securities, and may invest up to 10% of its net assets in fixed-income securities that are rated below investment grade by an established rating agency, or that are unrated but of equivalent quality. FAM serves as the investment adviser to the Fund. FAM receives an advisory fee from the Fund for its services.

MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC. (Class A). The Fund seeks long-term growth of capital. The Fund invests in a portfolio of equity securities, placing particular emphasis on companies that have exhibited above-average earnings growth. Merrill Lynch Investment Managers, L.P. ("MLIM") serves as the investment adviser to the Fund. Merrill Lynch Asset Management U.K., Limited is the subadviser. MLIM receives an advisory fee from the Fund for its services. MLIM pays the subadvisory fees, not the Fund.

MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
MERRILL LYNCH GLOBAL ALLOCATION FUND, INC. (Class A). The Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. MLIM serves as the investment manager to the Fund. MLIM receives an advisory fee from the Fund for its services.

MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
MERRILL LYNCH GLOBAL SMALLCAP FUND, INC. (Class A). This Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small capitalization issuers. The Fund will invest in securities of issuers from a variety of countries, including those in emerging markets. The Fund may also invest in equity securities issued by emerging growth companies. Except for unusual circumstances, the Fund will at all times be invested in securities from at least three different countries. The Fund may also invest in issuers that have larger market capitalizations. For purposes of the above policies, market capitalizations are determined at the time of purchase. The Fund can invest in securities denominated in either U.S. dollars or foreign currencies. Fund management chooses securities using a combination of "top down" and "bottom up" investment styles. MLIM serves as the investment adviser to the Fund. Merrill Lynch Asset Management U.K., Limited is the subadviser. MLIM receives an advisory fee from the Fund for its services. MLIM pays the subadvisory fees, not the Fund.

MERRILL LYNCH INDEX FUNDS, INC.
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
MERRILL LYNCH S&P 500 INDEX FUND (Class A). The Fund seeks to match the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") as closely as possible before the deduction of Fund expenses. The S&P 500 is a market-weighted index composed of 500 common stocks issued by large capitalization U.S. companies in a wide range of businesses. The stocks included in the index collectively represent a substantial portion of all common stocks publicly traded in the U.S. The Fund does not have an investment adviser and invests all of its assets in a series of Quantitative Master Series Trust that has the same goals as the Fund. All investments will be made at the level of the series of Quantitative Master Series Trust. FAM serves as the investment adviser to the underlying series. FAM receives an advisory fee from the underlying series for its services.
MERRILL LYNCH INTERNATIONAL INDEX FUND (Class A). This Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East (Capitalization Weighted) Index in U.S. dollars with net dividends (the "EAFE Index") as closely as possible before the deduction of Fund expenses. The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger-capitalization companies in these markets. The weighting of the EAFE Index is based on the relative market capitalization of each of the countries in the index. The Fund does not have an investment adviser and invests all of its assets in a series of Quantitative Master Series Trust that has the same goals as the Fund. All investments will be made at the level of the series of Quantitative Master Series Trust. FAM serves as the investment adviser to the underlying series. FAM receives an advisory fee from the underlying series for its services.
MERRILL LYNCH SMALL CAP INDEX FUND (Class A). This Fund seeks to match the performance of the Russell 2000(R) Index (the "Russell 2000") as closely as possible before the deduction of Fund expenses. The Russell 2000 is a market-weighted index composed of approximately 2,000 common stocks issued by small-capitalization U.S. companies in a wide range of businesses. The Fund does not have an investment adviser and invests all of its assets in a series of Quantitative Master Series Trust that has the same goals as the Fund. All investments will be made at the level of the series of Quantitative Master Series Trust. FAM serves as the investment adviser to the underlying series. FAM receives an advisory fee from the underlying series for its services.

MERRILL LYNCH INVESTMENT MANAGERS FUNDS, INC.
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
MERRILL LYNCH LOW DURATION FUND (Class A). This Fund seeks to maximize total return, consistent with preservation of capital. The Fund invests in a diversified portfolio of bonds of different maturities, including U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities. At least 70% of the Fund's investments must be securities rated A or better by a major rating agency. Up to 30% of its investments may be in securities rated BBB/Baa and up to 10% of its investments may be in securities rated below investment grade -- that is, rated below BBB/Baa (none below B). Under normal circumstances, the Fund invests at least 80% of its assets in bonds that permit the Fund to maintain a portfolio duration of one to three years. The Fund may actively and frequently trade its portfolio securities. The Fund is a "feeder" fund that invests all of its assets in a corresponding portfolio of a master trust that has the same investment objective and strategies as the Fund. FAM serves as the master portfolio's investment adviser. FAM receives an advisory fee from the corresponding portfolio of the master trust for its services.

MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
MERRILL LYNCH LARGE CAP CORE FUND (Class A). This Fund seeks long term capital growth. The Fund invests primarily in equity securities of large cap companies located in the United States. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies that are, at the time of purchase, included in the Russell 1000(R) Index. The Fund has a blended investment strategy that emphasizes a mix of both growth and value and will seek to outperform the Russell 1000(R) Index. FAM serves as the investment adviser to the Fund. Merrill Lynch Asset Management U.K., Limited is the subadviser. FAM receives an advisory fee from the Fund for its services. FAM pays the subadvisory fees, not the Fund.
MERRILL LYNCH LARGE CAP GROWTH FUND (Class A). This Fund seeks long term capital growth. The Fund invests primarily in equity securities of large cap companies located in the United States. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies that are, at the time of purchase, included in the Russell 1000(R) Index. The Fund seeks to outperform the Russell 1000(R) Growth Index by investing in equity securities that the investment adviser believes have above average earnings prospects. FAM serves as the investment adviser to the Fund. Merrill Lynch Asset Management U.K., Limited is the subadviser. FAM receives an advisory fee from the Fund for its services. FAM pays the subadvisory fees, not the Fund.
MERRILL LYNCH LARGE CAP VALUE FUND (Class A). This Fund seeks long term capital growth. The Fund invests primarily in equity securities of large cap companies located in the United States. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies that are, at the time of purchase, included in the Russell 1000(R) Index. The Fund seeks to outperform the Russell 1000(R) Value Index by investing in equity securities that the investment adviser believes are selling at below normal valuations. FAM serves as the investment adviser to the Fund. Merrill Lynch Asset Management U.K., Limited is the subadviser. FAM receives an advisory fee from the Fund for its services. FAM pays the subadvisory fees, not the Fund.

MERRILL LYNCH READY ASSETS TRUST
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
MERRILL LYNCH READY ASSETS TRUST (Class A). The Fund seeks preservation of capital, liquidity and the highest possible current income consistent with this objective available from investing in a diversified portfolio of short-term money-market securities. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. During extended periods of low interest rates, the yields of the Fund also may become extremely low and possibly negative. MLIM serves as the investment manager to the Fund. MLIM receives an advisory fee from the Fund for its services.

MERRILL LYNCH U.S. GOVERNMENT MORTGAGE FUND
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
MERRILL LYNCH U.S. GOVERNMENT MORTGAGE FUND (Class A). The Fund seeks high current return through investments in U.S. Government securities and U.S. Government Agency securities, including Government National Mortgage Association ("Ginnie Mae") mortgage backed certificates and other mortgage backed government securities. FAM serves as the investment adviser to the Fund. FAM receives an advisory fee from the Fund for its services.

MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC. (Class A). The Fund seeks long term growth of capital by investing in a diversified portfolio of securities, primarily common stock, of relatively small companies that management of the Fund believes have special investment value and emerging growth companies regardless of size. FAM serves as the investment adviser for the Fund. FAM receives an advisory fee from the Fund for its services.

AIM GROWTH SERIES
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
AIM BASIC VALUE FUND (Class A). This Fund seeks long-term growth of capital. The Fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors. The Fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The Fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase. A I M Advisors, Inc. ("AIM") serves as the Fund's investment advisor. AIM receives an advisory fee from the Fund for its services. Investing in mid-sized companies involves greater risk not associated with investing in more established companies.
AIM MID CAP CORE EQUITY FUND (Class A). This Fund seeks long-term growth of capital. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. In complying with this 80% investment requirement, the Fund's investments may include synthetic instruments that have economic characteristics similar to the Fund's direct investments, such as warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap(TM) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may invest up to 20% of its assets in equity securities of companies in other market capitalization ranges or in investment-grade debt securities, U.S. government securities, and high-quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase. A I M Advisors, Inc. ("AIM") serves as the Fund's investment advisor. AIM receives an advisory fee from the Fund for its services. Investing in mid-sized companies involves greater risk not associated with investing in more established companies.

THE ALLIANCEBERNSTEIN VALUE FUNDS
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
ALLIANCEBERNSTEIN SMALL CAP VALUE FUND (Class A). This Fund seeks long-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities generally representing 60 to 90 companies. Under normal market conditions, the Fund will invest at least 80% of the value of its net assets (including the amount of borrowings for investment purposes) in the equity securities of small- to mid-capitalization companies. The Fund defines small- to mid-capitalization companies as those that, at the time of investment, fall within the capitalization range between the market capitalization of the smallest company in the Russell 2500 Value Index, and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500 Value Index. The Fund's investment policies emphasize investments in companies that are determined by the Fund's investment adviser to be undervalued, using a fundamental value approach. The Fund may also invest up to 15% of its total assets in securities issued by non-U.S. companies. Alliance Capital Management L.P. ("Alliance") serves as the Fund's investment adviser. Alliance receives an advisory fee from the Fund for its services.
ALLIANCEBERNSTEIN VALUE FUND (Class A). This Fund seeks long-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that the Fund's investment adviser believes are undervalued. The Fund's investment adviser uses its fundamental research to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market prices of their securities. The Fund may also invest up to 15% of its total assets in securities issued by non-U.S. companies. Alliance serves as the Fund's investment adviser. Alliance receives an advisory fee from the Fund for its services.

ALLIANZ FUNDS (FORMERLY PIMCO FUNDS: MULTI-MANAGER SERIES)
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
ALLIANZ NFJ SMALL-CAP VALUE FUND (FORMERLY, PIMCO NFJ SMALL CAP VALUE
FUND)(Class A). The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations of between $100 million and $1.8 billion at the time of investment. The Fund invests a significant portion of its assets in common stocks of companies with below-average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend paying) common stocks. Allianz Global Investors Fund Management ("Allianz Global Management") serves as the investment adviser and administrator to the Fund. Allianz Global Management has retained its investment management affiliate NFJ Investment Group L.P. ("NFJ") to manage the Fund's investments. Allianz Global Management receives an advisory fee from the Fund for its services. Allianz Global Management pays NFJ, not the Fund.
ALLIANZ OCC RENAISSANCE FUND (FORMERLY, PIMCO OPCAP RENAISSANCE FUND) (Class
A). The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks. Allianz Global Management serves as the investment adviser and administrator to the Fund. Allianz Global Management receives an advisory fee from the Fund for its services. Oppenheimer Capital LLC has portfolio management responsibility.

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
EQUITY INCOME FUND (Advisor Class). The Fund seeks to provide current income. Capital appreciation is a secondary objective. The Fund invests primarily in income-producing equity securities. The Fund seeks to exceed the yield of securities comprising the S&P 500 Composite Index. The investment adviser screens companies for favorable dividend-paying history, dividend-paying ability and capital appreciation potential. The Fund invests at least 80% of assets in equity securities at all times and at least 85% in income-paying securities under normal conditions. American Century Investment Management, Inc. ("American Century") serves as investment adviser to the Fund. American Century receives an advisory fee from the Fund for its services.

AMERICAN CENTURY MUTUAL FUNDS, INC.
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
ULTRA(R) FUND (Advisor Class). This Fund seeks long-term capital growth. The Fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy developed by the Fund's investment adviser. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. It also includes companies whose growth rates, although still negative, are less negative than in prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. The Fund's managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. The Fund's investment adviser is American Century. American Century receives an advisory fee from the Fund for its services.

AMERICAN FUNDS
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
THE BOND FUND OF AMERICA, INC. (Class F). The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Fund invests the majority of its assets in bonds rated A and above. The Fund may also invest in lower-rated bonds. Capital Research and Management Company ("Capital Research") serves as investment adviser to the Fund. Capital Research receives an advisory fee from the Fund for its services.

EUROPACIFIC GROWTH FUND (Class F). This Fund seeks long-term capital appreciation by investing primarily in the securities of companies based in Europe and the Pacific Basin. Normally, the fund will invest at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin. The investment adviser seeks to invest in attractively valued companies that, in its opinion, represent good long-term investment opportunities. The investment adviser practices fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. The Fund's investment adviser is Capital Research. Capital Research receives an advisory fee from the Fund for its services.

THE GROWTH FUND OF AMERICA, INC. (Class F). The Fund's investment objective is to provide growth of capital. The Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. Capital Research serves as investment adviser to the Fund. Capital Research receives an advisory fee from the Fund for its services.

THE INCOME FUND OF AMERICA, INC. (Class F). The Fund's investment objective is to provide current income while secondarily striving for capital growth. The Fund invests primarily in a broad range of income-producing securities, including stocks and bonds. Generally, the Fund will invest a substantial portion of its assets in equity-type securities. Capital Research serves as investment adviser to the Fund. Capital Research receives an advisory fee from the Fund for its services.
THE INVESTMENT COMPANY OF AMERICA (Class F). The Fund's investment objective is to achieve long-term growth of capital and income. The Fund strives to accomplish these objectives through extensive U.S. and global research, careful selection, and broad diversification. In the selection of securities for investment, potential for capital appreciation and future dividends are given more weight than current yield. The Fund invests primarily in common stocks. The Fund's equity investments are limited to securities of companies on its eligible list. Capital Research serves as investment adviser to the Fund. Capital Research receives an advisory fee from the Fund for its services.

COHEN & STEERS REALTY INCOME FUND, INC.
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
COHEN & STEERS REALTY INCOME FUND, INC. (Class A). This Fund seeks high current income through investment in real estate securities. Normally, the Fund invests at least 80% of its total assets in common stocks and other equity securities issued by real estate companies, such as real estate investment trusts ("REITs"). The Fund's investment portfolio includes shares of Equity REITs, which are companies that invest the majority of their assets directly in real property and derive income primarily from the collection of rents. The Fund may also invest up to 20% of its total assets in debt securities, including high yield debt securities, issued or guaranteed by real estate and other companies. The Fund's investment adviser is Cohen & Steers Capital Management, Inc. Cohen & Steers Capital Management, Inc. receives an advisory fee from the Fund for its services.

COLUMBIA ACORN TRUST
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
COLUMBIA ACORN USA (Class A). This Fund seeks to provide long-term growth of capital. The Fund invests primarily in stocks of small- and medium-sized U.S. companies. The Fund generally invests in the stocks of U.S. companies with capitalizations of less than $5 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit. The Fund's investment adviser typically looks for companies with a strong business franchise that offers growth potential, products and services that give the company a competitive advantage, and a stock price the Fund's investment adviser believes is reasonable relative to the assets and earning power of the company. The Fund generally invests substantially all of its assets in U.S. companies and, under normal circumstances, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies. The Fund's investment adviser is Columbia Wanger Asset Management, L.P. Columbia Wanger Asset Management, L.P. receives an advisory fee from the Fund for its services.

DAVIS NEW YORK VENTURE FUND, INC.
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
DAVIS NEW YORK VENTURE FUND, INC. (Class A). Davis New York Venture Fund's investment objective is long-term growth of capital. The Fund invests primarily in common stock of U.S. companies with market capitalizations of at least $10 billion. The portfolio managers select common stock of quality overlooked growth companies at value prices to hold them for the long term. The portfolio managers also look for companies with sustainable growth rates selling at modest price-earnings multiples that they hope will expand as other investors recognize the company's true worth. Davis Selected Advisers, L.P. ("Davis Advisers") serves as investment adviser for the Fund. Davis Selected Advisers-NY, Inc. ("Davis Advisers-NY") serves as a subadviser for the Fund. Davis Advisers receives an advisory fee from the Fund for its services. Davis Advisers pays for Davis Advisers-NY's subadvisory services; the Fund does not.

DELAWARE GROUP EQUITY FUNDS III
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
DELAWARE TREND FUND. (Class A). The Fund seeks to provide capital appreciation by investing primarily in securities of growth-oriented or emerging companies. The Fund invests in companies that the portfolio manager believes are responsive to changes in the marketplace and have the fundamental characteristics to support continued growth. As these companies grow, the Fund's investment adviser will normally hold their stocks until the adviser believes they have achieved their growth potential or until the adviser finds what it believes to be better growth opportunities. The Fund uses a bottom-up approach to stock selection strategy that seeks market leaders, strong product cycles, innovative concepts and industry trends. Delaware Management Company, a series of Delaware Management Business Trust, serves as investment adviser to the Fund. Delaware Management Company receives an advisory fee from the Fund for its services.

DREYFUS APPRECIATION FUND, INC.
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
DREYFUS APPRECIATION FUND, INC. This Fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the Fund normally invests at least 80% of its assets in common stock. The Fund focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. In choosing stocks, the Fund looks primarily for growth companies. The Fund first identifies economic sectors that it believes will expand over the next three to five years or longer. Using fundamental analysis, it then seeks companies within these sectors that have proven track records and dominant positions in their industries. The Fund is also alert to companies which it considers undervalued in terms of earnings, assets or growth prospects. The Fund employs a "buy-and-hold" investment strategy, and seeks to keep annual portfolio turnover below 15%. As a result, the Fund invests for long-term growth rather than short-term profits. The Fund's investment adviser is The Dreyfus Corporation. The subadviser for the Fund is Fayez Sarofim & Co. The investment adviser and the subadviser receive fees from the Fund for their services.

EATON VANCE FLOATING-RATE FUND
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
EATON VANCE FLOATING-RATE FUND (Class A). This Fund seeks to provide a high level of current income. It invests primarily in senior floating rate loans. The Fund currently invests its assets in the Floating Rate Portfolio. Senior loans are loans made by U.S. banks and other financial institutions to large corporate customers who undertake these loans to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance international growth and for other corporate purposes. Typically, these loans are the most senior source of capital in a borrower's capital structure, and have certain of the borrower's assets and/or stock pledged as collateral. The Fund invests at least 80% of its net assets in income producing floating rate loans and other floating rate debt securities. The Fund may also purchase investment grade fixed income debt securities and money market instruments. The Fund may invest up to 25% of its total assets in foreign securities, and may engage in certain hedging transactions. The Fund's investment adviser is Boston Management and Research. Boston Management and Research receives an advisory fee from the Fund for its services.

FIDELITY ADVISOR SERIES I
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
ADVISOR EQUITY GROWTH FUND (Class A). The Fund ;seeks capital appreciation. The Fund normally invests at least 80% of its assets in equity securities, primarily in common stocks of companies the investment manager believes have above-average growth potential. The Fund also invests in domestic and foreign issuers. The investment manager uses a fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. Fidelity Management & Research Company ("FMR") serves as the investment manager to the Fund. The following affiliates assist with foreign investments and serve as subadvisers to the Fund: Fidelity Management & Research (U.K.) Inc. ("FMR U.K."), Fidelity Management & Research (Far East) Inc. ("FMR Far East"), and Fidelity Investments Japan Limited ("FIJ"). FMR Co., Inc. ("FMRC") also serves as subadviser to the Fund. FMR receives an advisory fee from the Fund for its services. FMR pays FMRC, FMR U.K. and FMR Far East for providing subadvisory services; the Fund does not. FMR Far East in turn pays FIJ for providing subadvisory services.

FEDERATED EQUITY FUNDS
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
FEDERATED CAPITAL APPRECIATION FUND (Class A). This Fund seeks to provide capital appreciation. The Fund pursues its investment objective by investing primarily in common stock of companies with large and medium market capitalizations that offer superior growth prospects or of companies whose stock is undervalued. The Fund's investment adviser is Federated Equity Management Company of Pennsylvania ("FEMCOPA"). FEMCOPA receives an advisory fee from the Fund for its services.
FEDERATED KAUFMANN FUND (Class A). This Fund seeks to provide capital appreciation. In seeking to meet its objective, the Fund invests primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the NASDAQ Stock Market, and the over-the-counter markets. The Fund's investment adviser is FEMCOPA. FEMCOPA receives an advisory fee from the Fund for its services.

LORD ABBETT AFFILIATED FUND, INC.
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
LORD ABBETT AFFILIATED FUND, INC. (Class A). This Fund seeks long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Fund primarily purchases equity securities of large, seasoned, U.S., and multinational companies the adviser believes are undervalued. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index, a widely used benchmark for large cap stock performance. As of January 31, 2005, the market capitalization range of the Russell 1000 Index was $471 million to $382 billion. The range varies daily. Equity securities may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. In selecting investments, the adviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. The Fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"). Lord Abbett receives an advisory fee from the Fund for its services.

LORD ABBETT BOND-DEBENTURE FUND, INC.
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
LORD ABBETT BOND-DEBENTURE FUND, INC. (Class A). The Fund seeks high current income and the opportunity for capital appreciation to produce a high total return. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings, in fixed income securities of various types. The Fund will provide shareholders with at least 60 days' notice of any change in this policy. These securities may include: all types of bonds, debentures, mortgage-related and other asset-based securities, high-yield and investment grade debt securities, U.S. Government securities, equity-related securities such as convertibles and debt securities with warrants, and emerging market debt securities. At least 20% of the Fund's net assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Fund may invest up to 20% of its net assets in equity securities, including common stocks, preferred stocks, convertible preferred stocks, warrants, and similar instruments. The Fund may invest up to 20% of its net assets in foreign securities. Lord Abbett serves as investment adviser to the Fund. Lord Abbett receives an advisory fee from the Fund for its services.

LORD ABBETT MID-CAP VALUE FUND, INC.
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
LORD ABBETT MID-CAP VALUE FUND, INC. (Class A). The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Mid Cap Index, a widely used benchmark for Mid-Cap Stock performance. As of January 31, 2005, the market capitalization range of the Russell Mid Cap Index was $606 million to $31.1 billion. This range varies daily. Lord Abbett serves as investment adviser to the Fund. Lord Abbett receives an advisory fee from the Fund for its services.

OPPENHEIMER CAPITAL APPRECIATION FUND
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
OPPENHEIMER CAPITAL APPRECIATION FUND (Class A). This Fund seeks capital appreciation. The Fund invests mainly in common stocks of "growth companies." These may be newer companies or established companies of any capitalization range that the portfolio manager believes may appreciate in value over the long term. The Fund's investment adviser looks for growth companies with stock prices that it believes are reasonable in relation to overall stock market valuations. The adviser focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund's portfolio among industries and market sectors. Currently, the adviser looks for companies with above-average growth potential, companies with increasing earnings momentum and a history of positive earnings growth, stocks with reasonable valuations relative to their growth potential, companies with the potential for positive earnings surprises, and growth rates that the portfolio manager believes are sustainable over time. The Fund's investment adviser is OppenheimerFunds, Inc. OppenheimerFunds, Inc. receives an advisory fee from the Fund for its services.

OPPENHEIMER MAIN STREET FUND(R)
                  Investment Objective and Investment Adviser
OPPENHEIMER MAIN STREET FUND(R) (Class A). The Fund seeks a high total return. The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. The Fund also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments. OppenheimerFunds, Inc. serves as investment manager to the Fund. OppenheimerFunds, Inc. receives an advisory fee from the Fund for its services.

OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
                  Investment Objective and Investment Adviser
OPPENHEIMER MAIN STREET SMALL CAP FUND(R) (Class A). This Fund seeks capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in securities of companies having a small market capitalization. These may include "growth" and/or "value" common stocks and other equity securities; the Fund incorporates a blended style of investing combining both growth and value styles. The Fund's investment adviser currently considers an issuer having a market capitalization of up to $3 billion to be a small-cap issuer. The adviser measures that capitalization at the time the Fund buys the security, and it is not required to sell the security if the issuer's capitalization grows above $3 billion. The Fund's investment adviser is OppenheimerFunds, Inc. OppenheimerFunds, Inc. receives an advisory fee from the Fund for its services.

PIMCO FUNDS (FORMERLY, PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES)
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
PIMCO COMMODITYREALRETURN STRATEGY FUND (Class A). This Fund seeks maximum real return consistent with prudent investment management. The Fund invests in commodity-linked derivative instruments that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries. Assets not invested in commodity-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund's investment adviser is Pacific Investment Management Company LLC ("PIMCO"). PIMCO receives an advisory fee from the Fund for its services.
PIMCO REAL RETURN FUND (Class A). This Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management. Under normal circumstances, the Fund invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the real duration of the Lehman Brothers U.S. TIPS Index, which as of June 30, 2004 was 8.7 years. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund's investment adviser is PIMCO. PIMCO receives an advisory fee from the Fund for its services.
PIMCO TOTAL RETURN FUND (Class A). The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. The Fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments; 10% in high yield securities which generally involves greater risk to principal than investment in higher-rated securities; and may invest in derivative instruments. The Fund may invest up to 30% in assets denominated in foreign currencies and beyond this limit in U.S. dollar-denominated securities of foreign issuers. A fund investing in derivatives could lose more than the principal amount invested. PIMCO serves as the investment adviser and administrator to the Fund. PIMCO receives an advisory fee from the Fund for its services.

PIONEER FUND
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
PIONEER FUND (Class A). This Fund seeks reasonable income and capital growth. The Fund invests the major portion of its assets in equity securities, primarily of U.S. issuers, including common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks. The adviser seeks securities selling at reasonable prices or substantial discounts to their underlying values, and then holds these securities until the market values reflect their intrinsic values. The adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. The adviser also considers a security's potential to provide a reasonable amount of income. The Fund's investment adviser is Pioneer Investment Management, Inc. ("Pioneer"). Pioneer receives an advisory fee from the Fund for its services.

PIONEER HIGH YIELD FUND
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
PIONEER HIGH YIELD FUND (Class A). This Fund seeks to maximize total return through a combination of income and capital appreciation. Normally, the Fund invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into the equity securities of the issuer. The Fund's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The Fund invests in securities with a broad range of maturities. The Fund's investment adviser uses a value approach to select the Fund's investments. The Fund's investment adviser is Pioneer. Pioneer receives an advisory fee from the Fund for its services.

PIONEER SMALL CAP VALUE FUND
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
PIONEER SMALL CAP VALUE FUND (Class A). This Fund seeks capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the Fund invests at least 80% of its net assets in equity securities of small companies, including common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights, interests in real estate investment trusts and preferred stocks. The Fund's investment adviser uses a value approach to select the Fund's investments. The adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The adviser evaluates a security's potential value based on the company's assets and prospects for earnings growth. The adviser looks at favorable expected returns relative to perceived risk; management with demonstrated ability and commitment to the company; above average potential for earnings and revenue growth; low market valuations relative to earnings forecast, book value, cash flow and sales; turnaround potential for companies that have been through difficult periods; low debt levels relative to equity; and whether the issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry. The Fund's investment adviser is Pioneer. Pioneer receives an advisory fee from the Fund for its services.

TEMPLETON FUNDS, INC.
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
TEMPLETON FOREIGN FUND (Class A). The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund invests mainly in the equity securities of companies located outside the U.S. The Fund will invest, under normal circumstances, at least 80% of its net assets in foreign securities, including emerging markets. Templeton Global Advisors Limited ("Global Advisors"), as defined in the Fund's prospectus, serves as investment manager to the Fund. Global Advisors receives an advisory fee from the Fund for its services.
TEMPLETON GROWTH FUND INC. (Class A). The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund invests mainly in the equity securities of companies located anywhere in the world, including emerging markets. In addition to the Fund's main investments, depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. The Fund may invest up to 5% of its total assets in swap agreements. Templeton Global Advisors Limited ("Global Advisors") serves as investment manager to the Fund. Global Advisors receives an advisory fee from the Fund for its services.

VAN KAMPEN COMSTOCK FUND
                  INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
VAN KAMPEN COMSTOCK FUND (Class A). The Fund seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Fund emphasizes a value style of investing, seeking well-established, undervalued companies believed by the Fund's investment adviser to possess the potential for capital growth and income. The Fund may invest up to 25% of its assets in securities of foreign issuers. Van Kampen Asset Management serves as investment adviser to the Fund. Van Kampen Asset Management receives an advisory fee from the Fund for its services.

              CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS

We (and our affiliates) receive payments, which may be significant, from the Funds, their advisers, distributors, or affiliates thereof, in consideration for certain administrative and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

   - RULE 12b-1 AND SHAREHOLDER SERVICE FEES. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds' investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees range from 0.125% to 0.25% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.

   - RECORDKEEPING FEES. We receive fees from Fund assets for certain recordkeeping and transfer agency services. These fees are deducted from the assets of the Funds and decrease the Funds' investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees range from 0% to 0.10% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.

   - ADMINISTRATIVE SERVICE PAYMENTS. We receive compensation from the investment adviser (or affiliates thereof) of the Funds for administrative and other services related to Separate Account operations. This compensation is paid out of the adviser's (or affiliate's) own resources and not out of Fund assets, and thus does not decrease the Funds' investment returns. The amount of this compensation is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. Currently, we receive administrative service payments ranging from 0.10% to 0.20%.

The combined percentages we receive with regard to each Fund currently range from 0.325% to 0.45%

Additionally, certain of the Funds (and other retail mutual funds managed by the advisers or subadvisers of the Funds) may be sold through our affiliate, MLPF&S, which also distributes the Contracts. These advisers and subadvisers (or their affiliates) may compensate MLPF&S, as a selling firm, with payments or non-cash compensation, such as compensation for certain marketing and distribution services, in connection with the retail mutual funds that they manage. In addition, consistent with NASD rules, Fund distributors and/or their affiliates may pay for or make contributions to MLPF&S for training and education seminars for MLPF&S employees, clients and potential clients, due diligence meetings regarding their funds, recreational activities, or other non-cash items. From time to time, MLPF&S may recognize certain Financial Advisors through promotional programs that include mutual funds. These programs may reward Financial Advisors with compensation, including attendance at off-site locations and/or various employee training sessions that may be sponsored or co-sponsored by mutual fund companies whose funds MLPF&S makes available, including the Fund advisers and/or subadvisers. These amounts may be significant and these programs may provide the Fund adviser and subadviser (or their affiliates) with increased visibility to MLPF&S's Financial Advisors, which are also involved in the distribution of the Contracts.

Furthermore, Merrill Lynch receives additional compensation on assets invested in Merrill Lynch's proprietary Funds (i.e., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch Investment Managers Funds, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch U.S. Government Mortgage Fund, and Merrill Lynch Value Opportunities Fund, Inc.) because its affiliates receive compensation from the Funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Merrill Lynch may receive more revenue with respect to proprietary Funds than nonproprietary Funds.

                         SELECTION OF UNDERLYING FUNDS

We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or transfers of contract value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Contract owners.

You are responsible for choosing the subaccounts or an asset allocation model (See "Asset Allocation Program"), and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts or a model for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.

THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND OR MODEL. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

                       OTHER SHARE CLASSES AND PORTFOLIOS

The Funds offer various classes of shares, each of which has a different level of expenses. Each Fund may also be a single series or portfolio of an open-end investment company that offers other series or portfolios. Accordingly, prospectuses for the Funds may provide information for share classes and series or portfolios that are not available through the Contract. When you consult the prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares and particular series or portfolio that is available through the Contract.

             PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

                          SUBSTITUTION OF INVESTMENTS

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of premium payments or contract value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the SEC and applicable state insurance departments. We will notify you of any substitutions.

FEATURES AND BENEFITS OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

As we describe the Contract, we will often use the word "you." In this context "you" means "contract owner."

                           OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, the contract owner and annuitant must be the same person. For Contracts purchased through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account the contract owner will be the Account and the annuitant must generally be the Account owner. You may designate a beneficiary. If you die before the annuity date, the beneficiary will receive a death benefit. If you irrevocably name a beneficiary, you can later change the beneficiary only with the irrevocable beneficiary's written consent. We are not responsible for the tax consequences of any change in ownership. Assignments will be subject to any payments made and any actions we take before a signed copy of the assignment is received at our Service Center. We are not responsible for determining whether an assignment is valid or for the tax consequences of any assignment.

                              ISSUING THE CONTRACT

ISSUE AGE. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, the contract owner and annuitant generally must be under 70 1/2 years old when we issue the Contract, unless certain exceptions are met. For Contracts purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S, the owner of the Account and any annuitant must not be older than 80 years old when we issue the Contract.

INFORMATION WE NEED TO ISSUE THE CONTRACT. Before we issue the Contract, we need certain information from you. We may require you to complete and return a written application in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the application or the information provided, and you pay the initial premium, we'll issue a Contract. Generally, we'll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, we will return the premium and no Contract will be issued.

                     TEN DAY RIGHT TO REVIEW ("FREE LOOK")

When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void.

To receive a refund, return the Contract to the Service Center or to the Financial Advisor who sold it. We will then refund your contract value as of the date we receive your returned Contract (less any bonus amounts) plus any fees or charges imposed under the Contract. This amount may be more or less than your premiums.

                                    CLASSES

The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes a different level of surrender charge and asset-based insurance charge. Depending on your needs and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following four available Classes of the Contract:


B Class                   The B Class imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing
                          annually over 7 years following the premium payment, and an asset-based insurance charge of 1.25% of subaccount assets
                          (guaranteed not to exceed 2.00%).

L Class                   The L Class reduces the period of time that a surrender
                          charge applies on withdrawals, but imposes a higher
                          asset-based insurance charge than the B Class. The L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4
                          years following the premium payment, and an asset-based
                          insurance charge of 1.45% of subaccount assets (guaranteed not to exceed 2.00%).

C Class                   The C Class imposes a surrender charge on withdrawals for
                          only one year after each premium payment, but imposes a
                          higher asset-based insurance charge than the B Class and L
                          Class. The C Class imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following the payment of each premium and an asset-based
                          insurance charge of 1.60% of subaccount assets (guaranteed not to exceed 2.00%).

XC Class                  The XC Class adds a bonus amount to contract value each time a premium payment is made, but imposes a longer surrender
                          charge period and a higher asset-based insurance charge than any other Class. The XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium
                          payment, reducing over 9 years following the premium
                          payment, and an asset-based insurance charge of 1.65% of
                          subaccount assets (guaranteed not to exceed 2.00%).

                          BONUS PAYMENT AND RECAPTURE

With regard to your initial premium payment, we will add the applicable bonus amount to your contract value on the contract date. With regard to each additional premium payment, we will add the applicable bonus amount to your contract value at the end of the valuation period during which that premium payment is received and accepted at our Service Center. The bonus amount is allocated among the subaccounts in the same manner as the corresponding premium payment.

Each premium payment is allocated to the bonus tiers shown below based on the amount of cumulative premium payments. Each bonus tier amount is the amount of the premium payment allocated to that tier multiplied by the current bonus percentage associated with that tier. The bonus amount attributable to the premium payment is the sum of the bonus tier amounts. Because of the way the tiers work, it may not be advantageous to purchase multiple XC Class Contracts.

We may change the current bonus percentages, but they will never be less than the minimum bonus percentages listed in the table. Any changes may apply to newly issued Contracts and to subsequent premium payments for existing Contracts.

---------------------------------------------------------------------------------------------
                                                            THEN         THEN         THEN
                                                          MAXIMUM      CURRENT      MINIMUM
                                                           BONUS        BONUS        BONUS
                                                         PERCENTAGE   PERCENTAGE   PERCENTAGE
TIER         IF CUMULATIVE PREMIUM PAYMENTS ARE:            IS:          IS:          IS:
---------------------------------------------------------------------------------------------
 1     Less than or equal to $25,000                        5.0%         4.5%         3.0%
---------------------------------------------------------------------------------------------
       Greater than $25,000 but less than or equal to
 2     $125,000                                             5.5%         4.5%         3.0%
---------------------------------------------------------------------------------------------
       Greater than $125,000 but less than or equal to
 3     $500,000                                             5.5%         4.5%         3.5%
---------------------------------------------------------------------------------------------
       Greater than $500,000 but less than or equal to
 4     $1,000,000                                           6.0%         5.5%         4.0%
---------------------------------------------------------------------------------------------
 5     Greater than $1,000,000                              7.0%         5.5%         4.5%
---------------------------------------------------------------------------------------------

We may apply different bonus percentages to each premium payment by breaking out the payment according to the ranges in the above table and multiplying the portion of the payment allocated to each tier by that tier's current bonus percentage. However, a premium payment will only be allocated to the first tier if cumulative premium payments are less than or equal to $25,000. If the initial premium payment exceeds $25,0000, the first tier will not apply and the second tier will apply to all cumulative premiums less than or equal to $125,000.

For example, an initial premium payment of $20,000 would receive a maximum bonus amount of $1,000 ($20,000 X 0.05(tier 1)). If the initial premium payment is $100,000, the maximum bonus amount would be $5,500 ($100,000 X 0.055(tier 2)).
However, an initial premium payment of $700,000 would receive a maximum bonus amount of $39,500 ($125,000 X 0.055 (tier 2) + $375,000 X 0.055 (tier 3) +
$200,000 X 0.06 (tier 4)).

When calculating each bonus amount, "cumulative premium payments" do not include bonus amounts we have previously added to your contract value. From time to time, we may offer a promotional program with promotional rates for XC Class Contracts issued within specified periods of time (each a "Promotional Period"). Such promotional programs may apply to initial and/or subsequent premium payments received during the Promotional Period. Initial and/or subsequent premium payments received after the Promotional Period will receive the current bonus percentage in effect at that time. No bonus amount (or subsequent recapture thereof, as discussed below) applied pursuant to a promotional program will be based on a percentage that exceeds the maximum bonus percentages shown in the above table. We may terminate any promotional program, or offer another promotional program, at any time in our sole discretion.

If you return the Contract during the "free look" period (see "Ten Day Right to Review ("Free Look")"), we will take back all of the bonus amount(s) we added to your Contract (i.e., recapture it). In addition, we may recapture the bonus in other circumstances. If you surrender the Contract within the three year period following our receipt of a premium payment, we will recapture all or a portion of the bonus amount; if you make a partial withdrawal within the three year period following our receipt of a premium payment, we may recapture all or a portion of the bonus amount. The bonus recapture percentages are presented in the following schedule:

------------------------------------------------------------------------------
                                            BONUS RECAPTURE PERCENTAGE FOR
    COMPLETED YEARS SINCE RECEIPT         SURRENDERS AND PARTIAL WITHDRAWALS
------------------------------------------------------------------------------
                  0                                      100%
------------------------------------------------------------------------------
                  1                                       65%
------------------------------------------------------------------------------
                  2                                       30%
------------------------------------------------------------------------------
                 3+                                       0%
------------------------------------------------------------------------------

If you die (or the annuitant dies if any contract owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account), we will only recapture the bonus amounts credited within the six months prior to the date of death and any bonus amount credited after the date of death. The amount recaptured will be based on the schedule shown above. If you die and your spouse continues the Contract, any remaining bonus amounts will no longer be subject to recapture. We do not recapture any bonus amounts on annuitization.

We will recapture bonus amounts from your contract value at the end of the valuation period during which your transaction request or for payment of a death benefit, due proof of death is received and accepted at our Service Center.

For each premium payment, the bonus amount subject to recapture is equal to the applicable bonus recapture percentage multiplied by [(a) minus (b)] where:

     (a) is the bonus amount attributable to that premium; and

     (b) is the sum of: each previously recaptured bonus amount attributable to that premium payment divided by the bonus recapture percentage on the date such amount was recaptured.

If you make a partial withdrawal, we will deduct bonus amounts subject to recapture based on the associated premiums withdrawn from the Contract, which are assumed to be withdrawn on a "First In, First Out" (or "FIFO") basis. Currently, we do not recapture any bonus amounts on withdrawals that are within the "free withdrawal amount." The amount recaptured is based on the bonus amount subject to recapture multiplied by the ratio of: (i) the associated premium withdrawn which was subject to a surrender charge to (ii) the total amount of that premium remaining in the Contract immediately prior to the withdrawal which was subject to a surrender charge. We will deduct each recaptured bonus amount on a pro rata basis from among the subaccounts you are invested in, based on the ratio of your subaccount value to your contract value before the partial withdrawal.

If we recapture a bonus, we will take back the bonus amount as if it had never been applied. However, you bear any investment loss and will retain any investment gain attributable to the bonus. We will not recredit any charges, including asset-based insurance charges, imposed on a bonus amount we later take back.
        For an example of how we calculate and recapture bonus amounts, see Appendix A.

        The XC Class imposes higher fees and charges that are used to fully or partially offset bonus amounts paid into the Contract. During the surrender charge period, the amount of the bonus may be more than offset by the applicable bonus recapture percentages, higher asset-based insurance charges and higher surrender charges, Contract Classes that do not offer a bonus amount and have lower fees and charges may provide larger cash surrender values than the XC Class, depending on the performance of your chosen subaccounts. We encourage you to talk with your Financial Adviser and determine which Class of the Contract is most appropriate for you.

                                    PREMIUMS

MINIMUM AND MAXIMUM PREMIUMS. The minimum initial premium is $10,000. The minimum subsequent premium is $50. The minimum premiums do not vary by Class. We may refuse to issue a Contract or accept additional premiums, if the total premiums paid under all variable annuity contracts issued by us and our affiliate, Merrill Lynch Life Insurance Company, on your life (or the life of the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) exceed $1,000,000. No additional premiums will be accepted on or after the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA

Account) reaches age 81 for XC Class Contracts; age 83 for B Class Contracts; and age 85 for L Class and C Class Contracts.

The Contract must be issued as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Federal law limits maximum annual contributions to the Contract. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, we accept the following as initial premiums:

   - rollover contributions from certain qualified plans, 403(b) plans, governmental 457(b) plans, and IRAs;
   -  amounts transferred from another IRA; and
   - contributions made pursuant to a Simplified Employee Pension up to certain limits.

Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. Withdrawals from tax sheltered annuities are restricted. The contract owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The contract owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.

Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity.

HOW TO MAKE PAYMENTS. You can pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account.

AUTOMATIC INVESTMENT FEATURE. You may make systematic premium payments on a monthly, quarterly, semi-annual, or annual basis. Each payment must be for at least $50. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. This feature cannot begin until at least 30 days after the contract date. If you select the Asset Allocation Program or the Rebalancing Program, premiums will be allocated based on the model or the specified subaccounts and percentages you have selected. You may change the specified premium amount, the frequency, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this feature at any time.

PREMIUM INVESTMENTS. We will put premiums into the subaccounts you've selected. Currently, you may allocate your premium among up to 20 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the ML Basic Value Subaccount, 58% allocated to the ML Bond Subaccount, and 30% allocated to the ML Fundamental Growth Subaccount. However, you may not allocate 33 1/3% to the ML Basic Value Subaccount and 66 2/3% to the ML Fundamental Growth Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. If your existing allocation instructions include any subaccounts that are closed, we will allocate amounts designated for such subaccount(s) pro rata among the remaining subaccounts you previously selected. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

                               ACCUMULATION UNITS

Each subaccount has a distinct value for each Class, called the accumulation unit value. The accumulation unit value for each Class and subaccount varies daily with the performance and expenses of the corresponding Fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

        - We calculate a Class-specific accumulation unit value for each subaccount at the close of trading on each day that the New York Stock Exchange is open.

        - Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the accumulation unit value next calculated after our Service Center receives notice of the transaction.

        -  For premium payments, bonus amounts under an XC Class
           Contract, and transfers into a subaccount, accumulation units are purchased.

        - For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any GMDB Charge, any GMIB Charge, any transfer fee, and any premium taxes due, accumulation units are redeemed.

        - To the extent permitted by law, we may change when the accumulation unit value is calculated by giving you 30 days notice or we may defer calculation of the accumulation unit value if an emergency exists making valuation of assets in the Separate Account not reasonable practicable or if the SEC permits such deferral.

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

        - We determine the number of accumulation units purchased by dividing the dollar value of the premium payment, bonus amount under an XC Class Contract, or the amount transferred into a Class of a subaccount by the value of one accumulation unit for that Class of the subaccount for the valuation period in which the premium payment or transfer is made or bonus amount is added.

        - Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a Class of the subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any GMDB Charge, any GMIB Charge, any transfer fee, and any premium taxes due by the value of one accumulation unit for that Class of a subaccount for the valuation period in which the redemption is made.

        - The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made.

        - The number of subaccount accumulation units will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the calculation of the accumulation unit values.

When we establish a subaccount, we set an initial value for an accumulation unit for each Class of that subaccount. Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for that Class and subaccount for the prior valuation period by the net investment factor for that Class and subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a Class of a subaccount from one valuation period to the next. For any Class of any subaccount, we determine the net investment factor by dividing the value of the assets of that subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for that Class and subaccount for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Separate Account or any charge that may be assessed against the Separate Account for assessments or premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges.")

                          TRANSFERS AMONG SUBACCOUNTS

GENERAL. Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts during the contract year, but we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We will deduct the transfer fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program," "Asset Allocation Program," and "Rebalancing Program.")

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of contract value. You must transfer at least $100 or the total value of a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total value of that subaccount.

You may request transfers in writing or, once we receive proper telephone authorization, by telephone. Once we receive proper authorization, transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate. Transfers will be processed as of the end of the valuation period on the date the Service Center receives all the information necessary to process the transfer. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See "Other Information - Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

DISRUPTIVE TRADING. Frequent or short-term transfers among subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds' investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures ("Disruptive Trading Procedures"). We employ various means to try to detect such transfer activity, such as periodically examining the number of "round trip" transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.

Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will receive one warning in writing prior to imposition of any restrictions on transfers. If a "warned" contract owner engages in any further disruptive trading activities within the six-month period following receipt of a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We currently do not, but may in the future, impose different restrictions, such as:

   -  requiring a minimum time period between each transfer;
   - not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;
   - limiting the dollar or percentage of contract value that may be transferred among the subaccounts at any one time; and
   - refusing to execute future transfer requests that violate our Disruptive Trading Procedures.

Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner's future transfers.

Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential market timer, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers.

The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. You should be aware that we may not have the contractual obligation or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. Accordingly, contract owners and other persons with interests in the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection provided by our Disruptive Trading Procedures.

Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds from intermediaries such as retirement plans or separate accounts funding variable insurance contracts generally are "omnibus" orders. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the Funds (and thus our contract owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds. To the extent permitted by applicable law, we also reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund's own policies and procedures on disruptive trading activities.

                         DOLLAR COST AVERAGING PROGRAM

WHAT IS IT? The Contract offers an optional transfer program called Dollar Cost Averaging ("DCA"). This program may not begin until at least 30 days after the contract date. This program allows you to reallocate money at monthly or quarterly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly or quarterly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.

If you choose to participate in the DCA Program, each month or quarter we will transfer amounts from the subaccount that you designate to the subaccounts that you select, in accordance with your allocation instructions.

If you choose the Asset Allocation Program or the Rebalancing Program, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

PARTICIPATING IN THE DCA PROGRAM. You can choose the DCA Program any time before the annuity date. You may elect the DCA Program in writing or, once we receive proper telephone authorization, by telephone. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

MINIMUM AMOUNTS. To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount from which the DCA transfers will be made. We determine the amount by multiplying the specified length of your DCA Program in months or quarters by your specified monthly or quarterly transfer amount. Amounts of $100 or more must be allotted for each transfer in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your selected subaccount drop below the selected monthly or quarterly transfer amount, we'll notify you that you need to put more money in to continue the program.

WHEN DO WE MAKE DCA TRANSFERS? You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 30 days after the contract date or the date we receive notice of your DCA election at our Service Center. We'll make subsequent DCA transfers on the same day of each succeeding month or quarter. You may change the frequency of the DCA transfer at any time. Currently, we don't charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

                            ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM.

GENERAL. We make available to contract owners an Asset Allocation Program, for which our affiliate, Roszel Advisors, LLC ("Roszel Advisors"), provides investment advice. Roszel Advisors is an investment adviser registered under the Investment Advisers Act of 1940. If you participate in the Asset Allocation Program, Roszel Advisors will serve as your investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing at any time after issue. If you elect the Asset Allocation Program you must include all contract value in the Program. There is no charge for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of Roszel Advisors; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.

THERE IS NO ASSURANCE THAT INVESTMENT RETURNS WILL BE BETTER THROUGH PARTICIPATION IN THE ASSET ALLOCATION PROGRAM. YOUR CONTRACT MAY STILL LOSE MONEY AND EXPERIENCE VOLATILITY.

ASSET ALLOCATION MODELS. Except as described below, a contract owner electing to participate in the Asset Allocation Program (a "Program participant") will have his or her contract value allocated according to one of the model portfolios developed by Roszel Advisors. There are currently five asset allocation models to choose from:

   -  Capital Preservation
   -  Income
   -  Income and Growth
   -  Growth
   -  Aggressive Growth

When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her investment goals and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative. Each model identifies specific subaccounts and the percentage of premium or contract value allocated to each of those subaccounts. The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.

CHANGES TO THE COMPOSITION OF ASSET ALLOCATION MODELS. On a quarterly basis, Roszel Advisors reviews the asset allocation models and may adjust the composition of each model. Any adjustments become effective on the last business day of the calendar quarter.

If, as a result of such review, a change is made to an asset allocation model, Roszel Advisors will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a "self-directed portfolio"). Roszel Advisors provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, Roszel Advisors considers that participant to have rejected all future changes in the model and the Asset Allocation Program will be terminated. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will not receive a periodic review of or changes to his or her portfolio, as would be provided by Roszel Advisors for the asset allocation models. In addition, those participants will no longer receive written materials from Roszel Advisors about the changes being made to the models. However, those participants can elect at any time to again participate in the Asset Allocation Program.

Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided, prior to their decision to elect the Asset Allocation Program, with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of the calendar quarter.

INITIAL ALLOCATION TO THE SELECTED ASSET ALLOCATION MODEL. If you elect the Asset Allocation Program at the time you purchase a Contract, we will allocate your initial premium to the selected model on the contract date, unless your premium is required to be initially allocated to the Merrill Lynch Ready Assets Subaccount. If you elect the Asset Allocation Program at any time after the contract date, we will reallocate your contract value in accordance with the selected model in effect as of the end of the valuation period when we receive the information necessary to process the request.

QUARTERLY REBALANCING. On the last business day of each calendar quarter, we automatically rebalance contract value to maintain the subaccounts and percentages for each Program participant's selected asset allocation model. This quarterly rebalancing takes account of:

   - increases and decreases in contract value in each subaccount due to subaccount performance,
   - increases and decreases in contract value in each subaccount due to subaccount transfers, withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments (particularly if allocated to specific subaccounts designated by the contract owner), and
   -  any adjustments Roszel Advisors has made to the selected model.

If you elect the Asset Allocation Program after the Contract has been issued, the first quarterly rebalancing will occur at the end of the first calendar quarter following the election.

We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.

ALLOCATION OF FUTURE PREMIUMS. The asset allocation model that a Program participant selects will override any prior percentage allocations that the participant may have chosen and all future premiums will be allocated accordingly. For self-directed portfolios, future premiums for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their asset allocation model. Accordingly, Program participants with self-directed portfolios should consider providing specific allocation instructions with each premium payment or contacting us to update their default allocation instructions.

OTHER INFORMATION. At any time, a Program participant can request to change his or her selected model or the allocation of his or her contract value among the subaccounts, or can elect to terminate the Asset Allocation Program. Roszel Advisors will contact Program participants at least annually to determine whether the participant's financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify Roszel Advisors of any changes to their financial situation or investment objectives or if they wish to change their selected model or create a self-directed portfolio.

Funds selected by Roszel Advisors to be part of an asset allocation model may be advised or subadvised by affiliates of Roszel Advisors. To the extent that Roszel Advisors includes such proprietary Funds in its models, Roszel Advisors' affiliates will receive additional compensation from the advisory fees of the Funds. (See "Certain Payments We Receive With Regard to the Funds" for information on compensation with regard to proprietary Funds.) Although Roszel Advisors' affiliates may benefit financially from the inclusion of proprietary Funds in the asset allocation models, Roszel Advisers does not take such benefits into account in selecting the Funds for the models. You should be aware of this potential financial benefit, however, if you elect to participate in the Asset Allocation Program.

For more information on Roszel Advisor's role as investment adviser for Program participants, please see Roszel Advisor's brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to contract owners at the time they apply for a Contract. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-535-5549 with questions about the Asset Allocation Program or the asset allocation models at any time.

Currently, we don't charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.

The Asset Allocation Program may be altered at any time by us.

                              REBALANCING PROGRAM

Under the Rebalancing Program, we will allocate your premiums and rebalance your contract value quarterly, semi-annually, or annually based on the rebalancing date you select and according to the subaccounts and percentages you select based on your investment goals and risk tolerance.

If you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. You select the rebalancing frequency and the date for the initial rebalancing within certain limitations. The date you select cannot be earlier than 30 days from the contract date. On the date you select and on each rebalancing date thereafter based on the rebalancing frequency you select, we automatically reallocate your contract value to maintain the particular percentage allocation among the subaccounts that you have selected. If based on your selected date, rebalancing would occur on a date that is not a business day, the rebalancing will occur on the business day following your selected date. You may change the frequency of the Rebalancing Program at any time.

We perform this periodic rebalancing to take account of:

   - increases and decreases in contract value in each subaccount due to subaccount performance, and

   - increases and decreases in contract value in each subaccount due to withdrawals, transfers, and premium payments.

The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or, once we receive proper telephone authorization, by telephone. If you elect the Rebalancing Program, you must include all contract value in the program. We allocate all premiums paid under the automatic investment feature and, unless you instruct us otherwise, all other premiums in accordance with the particular percentage allocation among the subaccounts that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don't charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot also elect the Rebalancing Program.

                              PARTIAL WITHDRAWALS

WHEN AND HOW PARTIAL WITHDRAWALS ARE MADE. Before the annuity date, you may make lump-sum withdrawals from the Contract. In addition, you may make systematic withdrawals. (See "Partial Withdrawals - Systematic Withdrawal Program.") Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured. (See "Features and Benefits of the Contract - Bonus Payment and Recapture" for more information on bonus recapture.) We don't impose a surrender charge on withdrawals to the extent that they do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request.

THE "FREE WITHDRAWAL AMOUNT"       (a) = the sum of: 10% of the amount of each premium
EQUALS THE GREATER OF (a) OR       subject to a surrender charge (not to exceed the
(b), WHERE:                        amount of each premium that has not been previously
                                   withdrawn as of the beginning of the contract year);
                                   less any prior withdrawals during that contract year;
                                   and
                                   (b) = the gain in the Contract plus premiums
                                   remaining in the Contract that are no longer subject
                                   to a surrender charge.

THE GAIN IN THE CONTRACT IS        (a) = all premiums paid into the Contract less prior
DETERMINED AS THE EXCESS, IF       withdrawals of premiums, and
ANY, OF (b) OVER (a) WHERE:        (b) = the contract value (less uncollected charges
                                   and bonus amounts subject to recapture) just prior to
                                   the withdrawal.

Any amount previously withdrawn from the Contract during that contract year will be taken into account in determining the "free withdrawal amount" available as of the date of the withdrawal request. For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. We do not currently recapture bonus amounts for withdrawals within the "free withdrawal amount." Premiums are assumed to be withdrawn on a first-in, first-out ("FIFO") basis.

Withdrawals may be subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. Withdrawals from tax sheltered annuity Contracts are restricted. (See "Federal Income Taxes.")

        EXAMPLE. Assume that you pay an initial premium of $100,000 and a B Class Contract is issued on February 1, 2006. Assume that your contract value equals $105,000 on July 1, 2006 due to positive investment performance. On that date, you withdraw $20,000. The "free withdrawal amount" equals $10,000 determined as the greater of (a) 10% of each premium subject to a surrender charge (not to exceed the premiums that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year (10% of $100,000 = $10,000); and (b) gain ($105,000 - $100,000 = $5,000).
        Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a surrender charge.

Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. You may make a withdrawal request in writing to our Service Center or, once you've submitted a proper telephone authorization form to our Service Center, by telephone, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account or sent to the address of record. We will process your partial withdrawal as of the end of the valuation period during which we receive the necessary information. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See "Other Information - Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

MINIMUM AMOUNTS. The minimum amount that may be withdrawn is $100. We will not process a withdrawal which would reduce the surrender value below $5,000. We reserve the right to change these minimums.

SYSTEMATIC WITHDRAWAL PROGRAM. You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. We currently limit the total amount of these withdrawals in any contract year to the sum of: 10% of the amount of each premium subject to a surrender charge (not to exceed the amount of each premium that has not been previously withdrawn as of the beginning of the contract year) plus remaining premiums no longer subject to the surrender charge. Each withdrawal must be for at least $100 and the remaining surrender value must be at least $5,000. You may change the specified dollar amount or frequency of withdrawals or stop the Systematic Withdrawal Program at any time upon notice to us. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. This feature may not begin until at least 30 days after the contract date.

We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make any other changes to this program at any time. The Systematic Withdrawal Program will end if the systematic withdrawals, when added to prior lump sum withdrawals from the Contract in the same contract year, exceed the "free withdrawal amount" described under "When and How Withdrawals are Made" above.

                                   SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal of the surrender value, subject to the following conditions.

  Surrenders                  -  Any request to surrender the Contract must be in writing.
                              -  The Contract must be delivered to our Service Center.
                              -  We will pay you an amount equal to the contract value as of the end of the valuation period when we process the
                                 surrender, minus any surrender charge (which varies
                                 according to the Class of the Contract), minus any
                                 recaptured bonus amount (for XC Class Contracts), minus any applicable contract fee, minus any uncollected GMDB Charge, minus any uncollected GMIB Charge, and minus any applicable charge for premium taxes. (See "Charges, Deductions, and
                                 Credits.")
                              -  We won't impose a surrender charge on the "free withdrawal amount" determined as of the date of the surrender request.
                                 (See "Partial Withdrawals" for a discussion of the
                                 calculation of the "free withdrawal amount.")
                              -  Surrenders may be subject to tax and, if made prior to age
                                 59 1/2, may also be subject to a 10% federal penalty tax.
                                 Surrenders of tax sheltered annuities before age 59 1/2,
                                 death, disability, severance from employment, or hardship
                                 may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. (See "Federal Income
                                 Taxes.")

  Surrender Charges           -  B Class imposes a surrender charge on withdrawals equal to a
  by Class                       maximum of 7.0% of each premium payment, reducing annually over 7 years following the premium payment;
                              -  L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following the premium payment;
                              -  C Class imposes a surrender charge on withdrawals equal to
                                 2.0% of each premium payment during the first year following payment of such premium; and
                              -  XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following the premium payment.

For more information on surrender charges, see "Charges, Deductions, and Credits - Surrender Charge."

                    DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the annuitant dies before the annuity date, no new annuitant may be named and the death benefit will be paid to the beneficiary. If your sole beneficiary is your surviving spouse, he or she may instead elect to continue the Contract. (See "Spousal Beneficiary Continuation Option.")

                                 DEATH BENEFIT

STANDARD DEATH BENEFIT. The Contract provides a death benefit to the beneficiary if you die (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account or SEP IRA Account) before the annuity date. UNLESS YOU PURCHASE AN OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"), THE DEATH BENEFIT EQUALS THE CONTRACT VALUE, LESS UNCOLLECTED CHARGES AND ANY BONUS AMOUNTS SUBJECT TO RECAPTURE ON THE DEATH OF THE OWNER. (See "Features and Benefits of the Contract - Bonus Payment and Recapture" for more information on bonus recapture.) If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) is over the age of 75 on the contract date, the GMDB options are not available so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.

GMDB OPTIONS. For an additional charge, you may elect one of the GMDB options available under the Contract if you (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are age 75 or under on the contract date. IF YOU PURCHASE A GMDB, UNDER THE B CLASS, L CLASS, OR C CLASS CONTRACTS, THE DEATH BENEFIT EQUALS THE GREATER OF THE CONTRACT VALUE LESS UNCOLLECTED CHARGES OR THE GMDB BASE (DESCRIBED BELOW). HOWEVER, IF YOU PURCHASE A GMDB UNDER THE XC CLASS CONTRACT, THE DEATH BENEFIT EQUALS THE GREATER OF THE CONTRACT VALUE, LESS UNCOLLECTED CHARGES AND ANY BONUS AMOUNTS SUBJECT TO RECAPTURE ON THE DEATH OF THE OWNER, OR THE GMDB BASE. (See "Features and Benefits of the Contract - Bonus Payment and Recapture" for more information on bonus recapture.) If a contract owner dies (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) within 90 days of the contract date, the GMDB Base is zero and no GMDB will be payable.

The GMDB options are:

   -  Return of Premium GMDB
   -  Maximum Anniversary Value GMDB

Once you elect a GMDB option, you cannot change or cancel it. Although we currently permit a GMDB option to be elected at issue only, we reserve the right to permit contract owners to elect a GMDB after issue in the future. The GMDB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the GMDB rider); or if the Contract otherwise terminates.

GMDB BASE - RETURN OF PREMIUM. If you purchase the Return of Premium GMDB, the GMDB Base equals:


     -  the premiums paid into the Contract
     less                                          For this formula, each "adjusted" withdrawal
                                                   equals the amount withdrawn multiplied by
     -  "adjusted" withdrawals from the            (a) / (b) where:
        Contract.
                                                     (a) = GMDB Base and
                                                     (b) = the contract value.
                                                   Both (a) and (b) are calculated immediately
                                                   prior to the withdrawal.

GMDB BASE - MAXIMUM ANNIVERSARY VALUE. If you purchase the Maximum Anniversary Value GMDB, the GMDB Base equals the greatest of the anniversary values.

An anniversary value is equal to the contract value, less any bonus amounts subject to recapture, on the contract date or on a contract anniversary increased by premium payments and decreased by "adjusted" withdrawals since the contract date or that anniversary. "Adjusted withdrawals" are calculated according to the formula used for the Return of Premium GMDB Base, as described above.

We will calculate an anniversary value on the contract date and for each contract anniversary thereafter through the earlier of the contract anniversary on or following your 80(th) birthday or the anniversary on or prior to your date of death. If an owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, we will use the annuitant's 80th birthday or the anniversary value on or prior to the annuitant's date of death.

        For an example of the calculation of the Maximum Anniversary Value GMDB, see Appendix B.

GMDB LIMITATION. If a contract owner dies (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) within 90 days of the contract date, the GMDB Base is zero and no GMDB will be payable.

GMDB CHARGE. We deduct a charge for the selected GMDB option that compensates us for the costs and risks we assume in providing the GMDB benefit. (See "Charges, Deductions, and Credits - GMDB Charge.")

                            PAYMENT OF DEATH BENEFIT

Unless you have provided otherwise, the death benefit will be paid to, or in equal shares to:

     a. The primary beneficiary who survives you (or who survives the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account); or, if no primary beneficiary survives you,

     b. The contingent beneficiary who survives you (or who survives the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account); or, if no contingent beneficiary survives you,

     c.  Your estate.

If a beneficiary survives you, but dies before the death benefit is paid, the heirs or estate of such beneficiary are entitled to the death benefit that would otherwise have been paid to such beneficiary.

The beneficiary must receive his or her respective death benefit under one of the following payment options unless an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option. See "Spousal Beneficiary Continuation Option".

Death Benefit               -  OPTION 1:  payment of the death benefit in a lump sum within
Options                        five years of the date of such owner's death; or
                            -  OPTION 2:  payment of the entire death benefit within five years of the date of such owner's death; or
                            -  OPTION 3:  payment of the death benefit under an annuity option over the lifetime of such beneficiary, or over a
                               period that does not exceed the life expectancy, as defined by Internal Revenue Service regulations, of such
                               beneficiary, with payments starting within one year of the date of death of such owner. This option is not available if the beneficiary is an IRA Account, Roth IRA Account, SIMPLE
                               IRA Account, or SEP IRA Account.

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum, unless there is an eligible spousal beneficiary, and in which case we will automatically continue the Contract under the Spousal Beneficiary Continuation Option. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her share of the death benefit. We will not pay any remaining beneficiary his or her share of the death benefit until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that the contract value will increase or decrease until such time as they submit due proof of death or until 60 days following our receipt of a certified death certificate, whichever is sooner.

If the age of the owner (or an annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) is misstated, any death benefit will be adjusted to reflect the correct age.

Death benefit proceeds are taxable to the extent of gain. (See "Federal Income Taxes - Taxation of Death Benefit Proceeds.")

                    SPOUSAL BENEFICIARY CONTINUATION OPTION

If you die before the annuity date and your beneficiary is an eligible spousal beneficiary, your spouse may elect to continue the Contract. To be an eligible spousal beneficiary, the spouse must not have been older than age 80 on the contract date. If your spouse has not chosen a death benefit payment option by the end of the 60 day period following our receipt of a certified death certificate, we will continue the Contract under the spousal beneficiary continuation option. The "spousal continuation date" is the date on which the eligible spousal beneficiary provides all of the information required to continue the Contract or the date the spousal beneficiary continuation option is automatically applied.

Your spouse becomes the contract owner and the beneficiary until he or she names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the contract value less uncollected charges as of the spousal continuation date, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. On the spousal continuation date, any increase will be allocated to subaccounts based on the ratio of contract value in each subaccount to the contract value prior to the increase. If your spouse is over age 75 on the spousal continuation date, any GMDB option will end.

Any GMIB option will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was over age 75 on the contract date.

                          PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules or regulations.

We may suspend or defer payments in the event that:

   a.  the New York Stock Exchange is closed;

   b. trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

   c. the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Separate Account or to determine the value of the Separate Account's assets;

   d. the Securities and Exchange Commission by order so permits for the protection of security holders; or

   e. the payment is derived from a check used to make a premium payment which has not cleared through the banking system.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

We reserve the right, at our option, to defer any payments in accordance with the deferment provisions of the Investment Company Act of 1940, as amended. We will add interest from the date of our receipt of a completed request to the date of payment if such payment is not made within 10 days following receipt of the completed request. The annual rate of interest will not be less than 3%.

                                CONTRACT CHANGES

Changes to the              -  Requests to change the beneficiary, or annuity date of a
Contract                       Contract, if acceptable to us, will take effect as of the
                               date you sign such a request, unless we have already acted in reliance on the prior status.
                            -  We are not responsible for the validity of such a request.
                            -  Only our President, Vice President, Secretary, or Assistant
                               Secretary may change this Contract. No one else has
                               authority to modify or waive any provision of the Contract.
                            -  Any change must be in writing, signed, and received at our
                               Service Center.
                            -  At any time, we may make such changes to the Contract,
                               without your consent as required to make it conform with any law, regulation, or ruling issued by a government agency.
                            -  We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority
                               and you.

                                ANNUITY PAYMENTS

We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. You may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the annuitant's 90th birthday. If you do not select an annuity date, the annuity date is the maturity date. You may change the annuity date at any time before the maturity date.

Keep in mind that you may need to take distributions or annuitize at age 70 1/2 to meet Federal minimum distribution requirements under a Contract purchased through an Account. Until the annuity date, the contract value will fluctuate.

Generally, the annuity date for IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, and tax sheltered annuities is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, and tax sheltered annuity Contracts to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal minimum distribution requirements.

Contract owners may select from a variety of fixed annuity payment options that we make available from those outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. You may change, the annuity option before the annuity date. An option not set forth in this Prospectus may be chosen if it is acceptable to us. We reserve the right to limit annuity options available to IRA Contract owners, Roth IRA Contract owners, SEP IRA Contract owners, and tax sheltered annuity Contract owners to comply with the IRC or regulations under it.

We calculate your annuity payments as of the annuity date, not the date when the annuitization request form is received at the Service Center. Until the annuity date, your contract value will fluctuate in accordance with the performance of the investment options you have selected. After the annuity date, your Contract does not participate in the performance of the Separate Account. On the annuity date, the annuity value will be transferred to our general account and will be applied to the annuity option at the current payout rates, which we will furnish at your request. We determine the dollar amount of annuity payments by applying your annuity value (which equals your contract value, less any uncollected GMDB Charge, GMIB Charge and any applicable Contract Fee, and any applicable premium taxes) on the annuity date to our then current annuity payout rates. Payout rates show the amount of periodic payment that a $1,000 value buys. These rates are based on the annuitant's age and sex (where permitted) and payment options and payment frequency at the time payments begin. The contract provides for gender-based annuity purchase rates when life annuity options are chosen.

The payout rates cannot be less than the guaranteed payout rates which are based on the annuitant's "adjusted age", the guaranteed mortality table (if applicable), and the guaranteed interest rate.

The guaranteed interest rates will never be less than 1% per year. The interest rate is indexed and is determined as follows: for each calendar quarter the interest rate is equal to the average of 5-year constant maturity treasury rates as reported by the Federal Reserve over a consecutive 12 month period ending the second month of the previous calendar quarter, rounded to the nearest one-twentieth of 1%, less 1.25%.

You may choose to receive payments at any payment interval which we make available, but not less frequently than once per year. If the annuity value on the annuity date is less than $2,000, we will pay the annuity value in a lump sum. If any annuity payment would be less than $20, we may change the frequency of payments so that all payments will be at least $20. If after the change in frequency, the annual payment is less than $20, we will pay the annuity value in a lump sum. Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

The amount of your annuity payments will not be less than those that would be provided by the application of the annuity value to purchase any single premium immediate annuity contract we then offered to the same class of annuitants.

EVIDENCE OF SURVIVAL. We may require proof that any person on whose continued life any payments are based is alive. We reserve the right to withhold or discontinue payments until we receive proof, in a form satisfactory to us, that such person is living.

MISSTATEMENT OF AGE AND SEX. We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant if any payments and benefits are based on such person's age and sex. If the age and/or sex of an annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payment(s). If we underpaid any amount as the result of a misstatement, we will correct it with the next payment. We may pay interest on the underpayment. The annual rate of interest will not be less than 3%.

                                ANNUITY OPTIONS

The following fixed annuity payment options may be available. We may in the future offer more or fewer options. You may choose another option that is not set forth in this Prospectus if it is acceptable to us. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid.

DEATH OF OWNER DURING THE ANNUITY PERIOD. If the owner who is not an annuitant dies during the annuity period, any remaining payments under the annuity option in effect will continue to be made at least as rapidly as under the distribution method in effect as of such owner's death. Upon such death, the beneficiary will become the owner.

DEATH OF ANNUITANT DURING THE ANNUITY PERIOD. If the annuitant under an Annuity Option, or the last surviving joint annuitant under a Joint and Survivor Annuity Option, dies while any guaranteed amounts remain unpaid, the owner, or the beneficiary if there is no surviving owner, may choose either:

   (a)  to receive payments for the remainder of the period guaranteed; or

   (b) to receive the present value of the remaining guaranteed payments in a lump sum.

The interest rate used to calculate any present value is the interest rate we used on the annuity date to compute the amount of the annuity payments.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

         Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

PAYMENTS OF A FIXED    We will make equal payments in an amount you choose until
AMOUNT                 the sum of all payments equals the annuity value applied,
                       increased for interest credited. The amount you choose must provide at least ten years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the guaranteed amount has been paid, you (or if no surviving owner, the beneficiary) may elect to have payments continued
                       for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

PAYMENTS FOR A         We will make equal payments for a period you select of at
FIXED PERIOD           least ten years. These payments don't depend on the
                       annuitant's life. If the annuitant dies before the end of
                       the period, you (or if no surviving owner, the beneficiary)
                       may elect to have payments continued for the period
                       guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

*LIFE ANNUITY          We make payments for as long as the annuitant lives.
                       Payments will cease with the last payment made before the
                       annuitant's death.

LIFE ANNUITY WITH      We make payments for as long as the annuitant lives. In
PAYMENTS GUARANTEED    addition, even if the annuitant dies before the period ends,
FOR 5, 10, 15, OR      we guarantee payments for 5, 10, 15, or 20 years. If the
20 YEARS               annuitant dies before the guarantee period ends, you (or if no surviving owner, the beneficiary) may elect to have
                       payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

*JOINT AND SURVIVOR    We make payments for the lives of the annuitant and a
LIFE ANNUITY           designated second person. Payments will continue as long as either one is living.


LIFE ANNUITY WITH      We make payments for as long as the annuitant lives. In
GUARANTEED RETURN      addition, even if the annuitant dies, we guarantee payments
OF ANNUITY VALUE       until the sum of all annuity payments equals the annuity
                       value applied. If the annuitant dies while guaranteed
                       amounts remain unpaid, you (or the beneficiary if there is no surviving owner) may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum.

-------------------------------

* These  options are "pure" life annuities. Therefore, it is possible for the payee to receive only  one annuity payment  if the  person (or persons)  on whose  life
  (lives)  payment is  based dies  after only  one payment  or to  receive only two annuity payments if  that person (those  persons) dies after  only two  payments, etc.


JOINT AND SURVIVOR     We make payments during the lives of the annuitant and a
LIFE ANNUITY WITH      designated second person. Payments will continue as long as
PAYMENTS GUARANTEED    either one is living. In addition, even if the annuitant and
FOR 5, 10, 15, OR      the designated second person die before the guaranteed
20 YEARS               period ends, we guarantee payments for 5, 10, 15, or 20
                       years. If the annuitant and the designated second person die before the end of the period, you (or if no surviving owner, the beneficiary) may elect to have payments continued for
                       the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

INDIVIDUAL             This annuity option is available only to IRA Contract
RETIREMENT ACCOUNT     owners, Roth IRA Contract owners, and SEP IRA Contract
ANNUITY                owners. Payments will be made annually based on either (a)
                       the life expectancy of the annuitant; (b) the joint life
                       expectancy of the annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the annuitant
                       dies before the annuity date. Each annual payment will be
                       determined in accordance with the applicable Internal
                       Revenue Service regulations. Each subsequent payment will be made on the anniversary of the annuity date. Interest will be credited at our current rate for this option. On the
                       death of the measuring life or lives prior to full
                       distribution of the remaining value, we will pay that value to the beneficiary in a lump sum.

                       GUARANTEED MINIMUM INCOME BENEFIT

GENERAL. The Guaranteed Minimum Income Benefit ("GMIB") is an option available for an additional charge that offers you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider. If you elect the GMIB rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. YOU MAY NEVER NEED TO RELY UPON THE GMIB RIDER, WHICH SHOULD BE VIEWED AS A PAYMENT "FLOOR." You must annuitize under terms and conditions of the GMIB rider to obtain any benefit from the GMIB. If you do not annuitize under the GMIB rider, the charges collected for this benefit will not be refunded. There is a waiting period of 10 years from the contract date before you can annuitize under the GMIB rider.
                  Because of this restriction, you should not
                 purchase the GMIB rider if you are over age 60
                at issue and may need to annuitize the Contract
                     at age 70 1/2 to meet federal minimum
                      distribution requirements for IRAs,
                     SEP IRAs, and tax sheltered annuities.

If you decide that you want the protection offered by the GMIB rider, you must elect it at issue. For payment of any GMIB benefit under a joint and survivor life annuity, you will be asked to designate a second person, referred to as the joint annuitant. You cannot elect the GMIB rider if the annuitant or joint annuitant is older than age 75 on the contract date. You may not cancel the GMIB rider once elected. The GMIB rider will terminate upon full surrender, annuitization (under the Contract or GMIB rider) expiration of the last exercise period, death, or termination of the Contract. The GMIB rider will also terminate if the annuitant or joint annuitant is changed and the new annuitant or joint annuitant was older than age 75 on the contract date. However, the GMIB rider will not terminate at death if an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option, unless the annuitant is also changed and the new annuitant was older than age 75 on the contract date. If there is a change of annuitant and the rider continues, the GMIB may be reduced and the last exercise date may be reset to an earlier date.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME. If you elect the GMIB rider, we determine the amount of minimum income available to you on the date you exercise the GMIB rider by applying the GMIB Base (less applicable premium taxes) applied to the GMIB Annuity Option Payout Rates ("GMIB rates") for the annuity option you select.

        THE GMIB BASE IS ONLY USED TO CALCULATE THE GMIB, AND DOES NOT ESTABLISH OR GUARANTEE A CONTRACT VALUE, CASH VALUE, MINIMUM DEATH BENEFIT, OR A MINIMUM RETURN FOR ANY SUBACCOUNT.

Because the GMIB rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB rider as a payment "floor." Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex (when permissible) and ages of the annuitant and any joint annuitant.

GMIB BASE. The GMIB Base equals the greater of the GMIB MAV Base and the GMIB Roll-Up Base.

GMIB MAV BASE. The GMIB MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value, less any bonus amounts subject to recapture, on the contract date and on each contract anniversary, increased by premium payments and decreased by "adjusted" withdrawals since the contract date or that anniversary.

        For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by (a) / (b) where:
          (a) = GMIB MAV Base and
          (b) = the contract value.
        Both (a) and (b) are calculated immediately prior to the withdrawal.

We will calculate an anniversary value on the contract date and on each contract anniversary thereafter through the earlier of the contract anniversary on or following the annuitant's 80(th) birthday (or at the joint annuitant's 80(th) birthday if earlier) and the date you exercise your GMIB. Changes in the annuitant may cause the rider to terminate. If the rider continues in effect, changes in the annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating the anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

GMIB ROLL-UP BASE. The GMIB Roll-Up Base equals the sum of GMIB Roll-Up Base A and GMIB Roll-Up Base B. Dividing the GMIB Roll-Up Base into these components allows us to apply different rates of interest to the GMIB Base associated with certain subaccounts (called "Restricted Subaccounts."). The Restricted Subaccounts currently include the Merrill Lynch Ready Assets Subaccount and the Eaton Vance Floating-Rate Subaccount.

   GMIB ROLL-UP BASE A:  GMIB Roll-Up Base A is equal to:

      - the initial premium allocated to subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5%, plus

      - subsequent premiums allocated to and contract value transferred into subaccounts other than the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 5%, less

      - all "adjusted" withdrawals and all transfers from subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 5%.

   The GMIB Roll-Up Base A will not be less than zero.

        For this formula, each "adjusted" withdrawal from subaccounts other than the Restricted Subaccounts is equal to the amount of such withdrawal multiplied by an adjustment factor.

        If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, the adjustment factor is 1.0.

        If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, the adjustment factor is (a) divided by (b) where:

          (a) = GMIB Roll-Up Base A and

          (b) = the contract value in all subaccounts other than the Restricted Subaccounts.

        Both (a) and (b) are calculated immediately prior to the withdrawal.

   GMIB ROLL-UP BASE B:  GMIB Roll-Up Base B is equal to:

      - the initial premium allocated to the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 3%, plus

      - subsequent premiums allocated to and contract value transferred into the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 3%, less

      - all "adjusted" withdrawals and all transfers from the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 3%.

   The GMIB Roll-Up Base B will not be less than zero.

        For this formula, each "adjusted" withdrawal from Restricted Subaccounts is equal to the amount of such withdrawal multiplied by an adjustment factor.

        If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, the adjustment factor is 1.0.

        If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, the adjustment factor is (a) divided by (b) where:

          (a) = GMIB Roll-Up Base B and

          (b) = the contract value in the Restricted Subaccounts.

        Both (a) and (b) are calculated immediately prior to the withdrawal.

GMIB LIMITATIONS. The period during which the interest will accrue for purposes of calculating the GMIB Roll-Up Base A or the GMIB Roll-Up Base B is limited. Interest accrues until the earliest of:

   1.  The 20(th) contract anniversary;

   2. The contract anniversary on or following the oldest annuitant's 80(th) birthday (or the joint annuitant's 80(th) birthday if earlier); or

   3.  The date you exercise your GMIB.

If there is a change in annuitant and the GMIB continues, subsequent changes in annuitant will not increase the period of time used to determine interest. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating of additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

ALLOCATION GUIDELINES AND RESTRICTIONS. We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require contract owners with the GMIB rider to allocate at least 35% and no more than 85% to subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories. The subaccounts currently available in these investment categories are as follows:

---------------------------------------------------------------------------------------
          INVESTMENT CATEGORY                                SUBACCOUNTS
---------------------------------------------------------------------------------------
Large Cap                                      Merrill Lynch Basic Value, Merrill Lynch
                                               Fundamental Growth , Merrill Lynch Large
                                               Cap Core, Merrill Lynch Large Cap
                                               Growth, Merrill Lynch Large Cap Value,
                                               Merrill Lynch S&P 500 Index, AIM Basic
                                               Value, AllianceBernstein Value, American
                                               Century Ultra(R), American Funds Growth
                                               Fund of America, American Funds
                                               Investment Company of America, Davis New
                                               York Venture, Dreyfus Appreciation,
                                               Federated Capital Appreciation, Fidelity
                                               Advisor Equity Growth, Lord Abbett
                                               Affiliated, Oppenheimer Capital
                                               Appreciation, Oppenheimer Main Street,
                                               Pioneer, Van Kampen Comstock
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
          INVESTMENT CATEGORY                                SUBACCOUNTS
---------------------------------------------------------------------------------------
Mid Cap                                        AIM Mid Cap Core Equity, American
                                               Century Equity Income, Federated
                                               Kaufman, Lord Abbett Mid-Cap Value,
                                               Allianz OCC Renaissance
---------------------------------------------------------------------------------------
Small Cap                                      Merrill Lynch Small Cap Index, Merrill
                                               Lynch Value Opportunities,
                                               AllianceBernstein Small/Mid Cap Value,
                                               Columbia Acorn USA, Delaware Trend,
                                               Oppenheimer Main Street Small Cap,
                                               Allianz NFJ Small-Cap Value, Pioneer
                                               Small Cap Value
---------------------------------------------------------------------------------------
International                                  Merrill Lynch Global Allocation, Merrill
                                               Lynch Global SmallCap, Merrill Lynch
                                               International Index, American Funds
                                               EuroPacific Growth, Templeton Foreign,
                                               Templeton Growth
---------------------------------------------------------------------------------------

We would also require contract owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your Contract, but in no event will this charge exceed the maximum charge shown in the "Fee Table."

CONDITIONS FOR ELECTING TO RECEIVE INCOME PAYMENTS. You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10(th) contract anniversary. AFTER THE WAITING PERIOD, YOU MAY ONLY EXERCISE THE GMIB ON A CONTRACT ANNIVERSARY OR WITHIN THE 30 DAYS IMMEDIATELY FOLLOWING THAT CONTRACT ANNIVERSARY. The last timeframe within which you can exercise the GMIB begins at the contract anniversary on or following the 85(th) birthday of the oldest annuitant or joint annuitant named at any time under the GMIB rider and expires 30 days later. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB rider if either the annuitant or joint annuitant is older than age 75 on the contract date.

If you annuitize your Contract at any time other than during a permitted exercise period, (even if necessary to meet federal minimum distribution requirements for IRAs or tax sheltered annuities) the GMIB is not available. For example, you cannot exercise the rider if you annuitize your Contract twelve and one half years after you purchase the Contract or seven years after you purchase the Contract. You are not required to use the GMIB rider to receive annuity payments. However, we will not refund charges paid for the GMIB rider if you annuitize outside of the terms and conditions of the GMIB rider.

AVAILABLE ANNUITY OPTIONS. The annuity options available when using the GMIB to receive your fixed income are limited to the following:

   -  Life Annuity
   -  Joint and Survivor Life Annuity
   -  Life Annuity with Payments Guaranteed for 10 Years
   -  Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the joint annuitant for purposes of the GMIB rider.

CHANGE OF ANNUITANT. If an annuitant or joint annuitant is changed and, as of the contract date, the new annuitant or joint annuitant was older than age 75, the GMIB rider will terminate. Otherwise, if the new annuitant's or joint annuitant's age on the contract date was older than the age of the oldest annuitant or joint annuitant currently being used to determine the GMIB, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant's or joint annuitant's age. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB rider will terminate.

GMIB CHARGE. We deduct a charge for the GMIB rider that compensates us for the costs and risks we assume in providing this benefit. (See "Charges, Deductions, and Credits - GMIB Charge.")
         For an example of the calculation of the GMIB, see Appendix C.

                      GENDER-BASED ANNUITY PURCHASE RATES

Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates. The SEP IRA Contract offers unisex annuity purchase rates.

Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based payout rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex payout rates.

                           MISSTATEMENT OF AGE OR SEX

We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant, owner or beneficiary if any payments and benefits under the Contract are based on such person's age and sex. If the age or sex of any such person has been misstated, any payments and benefits will be adjusted based on the correct age and sex of such person.

                               INACTIVE CONTRACT

The Contract will be terminated at the end of any valuation period if all of the following conditions are satisfied:

1)   No premium payments have been received during the prior 36 months;

2) The total of all premium payments made, less any partial withdrawals, is less than $5,000; and

3)   The contract value (less uncollected charges) is less than $5,000.

Accordingly, no Contract will be terminated due solely to negative investment performance. If the Contract is terminated due to the above reasons, we will pay you the surrender value in a lump sum.

CHARGES, DEDUCTIONS, AND CREDITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of the charges deducted may differ depending on the Class of the Contract. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges in part to cover such expenses.

                          ASSET-BASED INSURANCE CHARGE

We impose an asset-based insurance charge, which varies according to Class. The current asset-based insurance charge may be changed, but it will never exceed the maximum charge of 2.00% for any Class.

The current asset-based insurance charge is 1.25% for the B Class, 1.45% for the L Class, 1.60% for the C Class, and 1.65% for the XC Class.

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making available and maintaining subaccounts under the Contract, and performing accounting, regulatory compliance, and reporting functions.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. However, we may change the asset-based insurance charge at any time, but it will never exceed the maximum charge of 2.00% for any Class.

                                SURRENDER CHARGE

WHEN IMPOSED. We may impose a surrender charge on partial withdrawals and surrenders. The amount of the surrender charge varies by Class. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. However, the Contract permits withdrawal of the "free withdrawal amount" annually without a surrender charge through lump-sum or systematic withdrawals. (See "Withdrawals and Surrenders.")

The surrender charge equals a percentage of each premium withdrawn. Each premium is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:

--------------------------------------------------------------------
COMPLETE YEARS ELAPSED SINCE
     PAYMENT OF PREMIUM       B CLASS   L CLASS   C CLASS   XC CLASS
--------------------------------------------------------------------
          0 years              7.0%      6.0%      2.0%       8.0%
--------------------------------------------------------------------
           1 year              6.0%      5.0%      0.0%       8.0%
--------------------------------------------------------------------
          2 years              5.0%      4.0%      0.0%       7.0%
--------------------------------------------------------------------
          3 years              4.0%      3.0%      0.0%       7.0%
--------------------------------------------------------------------
          4 years              3.0%      0.0%      0.0%       6.0%
--------------------------------------------------------------------
          5 years              2.0%      0.0%      0.0%       6.0%
--------------------------------------------------------------------
          6 years              1.0%      0.0%      0.0%       5.0%
--------------------------------------------------------------------
          7 years              0.0%      0.0%      0.0%       4.0%
--------------------------------------------------------------------
          8 years              0.0%      0.0%      0.0%       3.0%
--------------------------------------------------------------------
          9 years              0.0%      0.0%      0.0%       0.0%
--------------------------------------------------------------------

The charge is calculated on total premiums withdrawn from the Contract. If the contract value at the time of withdrawal is less than your premiums paid in, the charge will still be based on the remaining premiums.

The "free withdrawal amount" is never subject to the surrender charge. For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. Premiums are assumed to be withdrawn on a first-in, first-out ("FIFO") basis. The example below explains this charge.

                         HOW THE SURRENDER CHARGE WORKS
         If you have an L Class Contract and made a $10,000 premium payment and due to negative investment experience only $9,500 remained in the Contract when you withdrew it two years later, we would impose a 4.0% charge on the $9,000 (which represents the $10,000 premium payment less the $1,000 "free withdrawal amount"). If instead the $10,000 premium payment you made to the Contract grew to $11,000 due to positive investment experience, and you withdrew $600 of gain two years later, and withdrew the remaining $10,400 in a subsequent withdrawal that same contract year, we would not impose a surrender charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4.0% surrender charge only on $10,000 of the $10,400 subsequent withdrawal (as $400 of that amount represents gain).

HOW DEDUCTED. For surrenders, we deduct the charge from the amount of your withdrawal request. For partial withdrawals, we deduct the charge on a pro rata basis from among the subaccounts you're invested in, based on the ratio of your subaccount value to your contract value. The example below shows how this works.

                              PRO RATA DEDUCTIONS

         You have a C Class Contract with a current contract value of $100,000. $60,000 is in the ML Basic Value Subaccount, and $40,000 is in the ML International Index Subaccount. You withdraw $20,000 from the Contract, and the entire $20,000 is subject to a 2% surrender charge ($400). Accordingly, $240 (60% of $400) is deducted from the ML Basic Value Subaccount and $160 (40% of $400) is deducted from the ML International Index Subaccount.

                                  CONTRACT FEE

We may charge a $50 contract fee on each contract anniversary, upon surrender, or upon annuitization. We will impose this fee if the greater of contract value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

The contract fee compensates us for the expenses related to the maintenance of the Contract. We do not deduct the contract fee after the annuity date. The contract fee may be changed, but it will never exceed the maximum fee of $75.

If the contract fee         -  We deduct this fee from your contract value on each Contract
applies, we will               anniversary before the annuity date.
deduct it as
follows:

                            -  We deduct this fee from your contract value if you surrender or annuitize the Contract on any date other than a contract anniversary.
                            -  We deduct this fee on a pro rata basis from all subaccounts in which your contract value is invested.

                                  TRANSFER FEE

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer in that contract year. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program," "Asset Allocation Program," "Rebalancing Program," and "Transfers Among Subaccounts.")

                                  GMDB CHARGE

If you elect a GMDB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won't deduct this charge after the annuity date. The current and maximum GMDB charge percentages vary according to the type of GMDB that you choose. We have the right to change the current GMDB charge percentage, but it will never exceed the maximum GMDB charge percentage. The amount of the GMDB charge is calculated on each monthaversary by multiplying the GMDB Base by the current annual GMDB charge percentage noted below and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMDB charges calculated on each of the three previous monthaversaries from the contract value. (See "Death Benefit - Guaranteed Minimum Death Benefit Options" for the definition of the respective GMDB Base values.) The annual GMDB charges are as follows:

------------------------------------------------------------
                                 CURRENT GMDB   MAXIMUM GMDB
         TYPE OF GMDB              CHARGE %       CHARGE %
------------------------------------------------------------
       Return of Premium            0.15%          0.40%
------------------------------------------------------------
   Maximum Anniversary Value        0.25%          0.65%
------------------------------------------------------------

If the GMDB rider is terminated at any time other than on a quarterversary, we will deduct from the contract value a pro rata amount of any GMDB charge that would be collected on the next quarterversary. We deduct the GMDB charge on a pro rata basis from all subaccounts in which your contract value is invested. We deduct the GMDB charge regardless of whether the GMDB has any value.

                                  GMIB CHARGE

If you elect the GMIB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We do not deduct the GMIB charge after the annuity date. The current annual GMIB charge percentage is 0.50%. We have the right to change the current GMIB charge percentage, but it will never exceed the maximum GMIB charge percentage which is 0.90%. The amount of the GMIB charge is calculated on each monthaversary by multiplying the GMIB Base by the current annual GMIB charge percentage and dividing the resulting amount by 12. (See "Guaranteed Minimum Income Benefit" for the definition of GMIB Base). On each quarterversary, we deduct the sum of the GMIB charges calculated on each of the three previous monthaversaries from the contract value. If the GMIB rider is terminated at any time other than on a quarterversary, we will deduct from the contract value a pro rata amount of any GMIB charges that would be collected on the next quarterversary. We deduct this GMIB charge on a pro rata basis from all subaccounts in which your contract value is invested. We deduct the GMIB charge regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.

                                 OTHER CHARGES

REDEMPTION FEE. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

TAX CHARGES. We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Separate Account any taxes imposed on the Separate Account's investment earnings. (See "Tax Status of the Contract.")

FUND EXPENSES. In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table.") Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund. Although certain Fund Classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract.

CHANGES IN CONTRACT CHARGES OR FEES. If we have reserved the right to change a Contract charge or fee, any such changes will be applied by Class, and will be based upon changes in applicable experience factors such as investment income and returns, mortality, persistency, expenses, and taxes. Any change will be determined in accordance with procedures and standards on file, if required, with the insurance supervisory official of the jurisdiction in which the Contract is delivered. The charges after any change will not exceed the maximum charges.

PREMIUM TAXES. Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.


Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 4.0% for qualified plans. Although we pay these taxes when due, we won't deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.


Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state. New York does not currently impose a premium tax on annuity contracts.

                                CONTRACT CREDITS

Credits may be added to your contract value. Currently, we are not adding any credits to your contract value. We reserve the right to add, modify, or discontinue any credit at any time in our sole discretion.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service ("IRS") now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions. The value of certain death benefits and other benefits under the Contract may need to be considered in calculating minimum distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in a variable annuity as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

                           TAX STATUS OF THE CONTRACT

PURCHASING THE CONTRACT. You may purchase the Contract as a traditional IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. You should be aware that if you purchase the Contract as an investment vehicle for an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, you may pay fees in excess of those that you would otherwise pay if the publicly available mutual funds available under the Contract are purchased by the Account directly from the mutual fund provider. If you purchase the Contract other than as a qualified contract, the Contract is unlikely to satisfy diversification and owner control requirements under Federal tax law to be treated as an annuity contract for Federal tax purposes. Tax-deferral will be dependent upon continued qualification of your IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. The tax treatment associated with withdrawals, transfers, assignments, and surrenders under the Contract is uncertain when the Contract is held by an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. For further information, please consult a tax advisor.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their Contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets.

                             TAXATION OF ANNUITIES

DISTRIBUTIONS. For tax sheltered annuities, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (i) reaches age
70 1/2 or (ii) retires, and must be made in a specified form or manner. For IRAs (and IRA annuities), distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs do not require distributions at any time prior to the owner's death. Minimum distribution rules upon death of an owner apply to all qualified contracts.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Bonus amounts are not treated as an "investment in the contract."

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be paid from a Contract because the owner or annuitant (if the owner is an IRA Account or Roth IRA Account) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments.

                        INDIVIDUAL RETIREMENT ANNUITIES

TRADITIONAL IRAS. Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "IRA." This Contract is available for purchase either as an IRA Contract or through an established IRA Account with MLPF&S. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual's filing status and income. Distributions from certain eligible employer plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the IRC, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements. Distributions from SEP IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.

ROTH IRAS. A Contract is available for purchase as a Roth IRA or by a separately established Roth IRA Account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. An individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual's filing status and income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed distributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

OTHER TAX ISSUES FOR IRAS AND ROTH IRAS. Total annual contributions to all of an individual's IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of the compensation includible in the individual's gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's Federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether death benefit provisions in the Contract comport with IRA and Roth IRA qualification requirements.

                            TAX SHELTERED ANNUITIES

Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, are accepted as premium payments, as permitted by law, under a Contract. Other premium payments, including premium payments subject to IRC Section 402(g), will not be accepted. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death, or disability.

Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. Taxable "eligible rollover distributions" from tax sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. The Contract includes an enhanced death benefit provision, that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Because the enhanced death benefit may exceed this limitation, individuals using the Contract in connection with such plans should consult their tax advisors.

    WHY MUST THE CONTRACTS ONLY BE QUALIFIED OR PURCHASED THROUGH QUALIFIED
                                   ACCOUNTS?

You may only purchase this Contract as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. If we issued this Contract other than as IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts or other than through IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, or SEP IRA Accounts, the Contracts would not be treated as annuity contracts for Federal income tax purposes and would therefore be taxed currently.

Variable annuity contracts (other than certain qualified contracts, including those that qualify as IRAs) are generally not treated as annuities for Federal income tax purposes and thus lose their tax-deferred character if they do not satisfy certain diversification requirements set forth in section 817(h) of the IRC or if the owner can exercise control over the underlying investments. Investing in mutual fund shares that are "publicly available," i.e., shares of mutual funds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements. The mutual funds available through the Contracts are publicly available.

Accordingly, standing alone, the Contracts would not be treated as annuity contracts for Federal income tax purposes. However, this does not mean that an individual purchasing a Contract either as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, will be taxed currently on the Contract's earnings.

   - If a Contract is purchased through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, that Account should itself be exempt from current taxation until distributions occur, in accordance with the rules governing IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, or SEP IRA Accounts discussed above, as long as the Account continues to qualify as an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. As a result, tax deferral of a Contract that is purchased through such an Account will be dependent solely upon the continued qualification of the Separate Account as an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account.

   - Contracts that qualify as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities are not subject to restrictions against investing in publicly available mutual funds or to the distribution requirements of section 72(s). However, they must satisfy other requirements in order to qualify as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities. We believe that Contracts purchased as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities will satisfy the applicable requirements and will therefore be exempt from current taxation until distributions occur, in accordance with the rules described above governing the Federal income tax treatment of IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities.

                      TRANSFERS OR EXCHANGES OF A CONTRACT

Transferring ownership of the Contract, designating a payee or beneficiary who is not also the owner, designating an annuitant, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

                                  WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, except for eligible rollover distributions, recipients can usually choose not to have tax withheld from distributions.

                              FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

                        GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the IRC may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

        ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

                          POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

                         POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Separate Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

                              FOREIGN TAX CREDITS

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts for a Class. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount for a Class are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yield of the Merrill Lynch Ready Assets Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a subaccount (other than the Merrill Lynch Ready Assets Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. We provide average annual total returns for the subaccounts on a Class-specific basis. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes. Total returns do not reflect any rider charges, nor bonus amounts if applicable.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts for each Class. For example, we may present total return performance information that doesn't reflect a deduction for the surrender charge. This presentation assumes that an investment in the Contract will extend beyond the period when the surrender charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations on a Class-specific basis. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts for each Class. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly or quarterly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the surrender charge, any rider charges, and any bonus amounts, if applicable. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             NOTICES AND ELECTIONS

To be effective all notices, choices, and changes you make under the Contract must be in writing and signed, and be received at our Service Center, unless we have authorized you to use another method. Such communication must be provided by you or your representative, if authorized by you in writing. If you have submitted a telephone authorization form, you may make the following choices via telephone:

(1)   Transfers

(2)   Premium allocation instructions

(3)   Withdrawals, other than full surrenders

(4)   Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is genuine. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is genuine.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot guarantee reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

                                 VOTING RIGHTS

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

(1)   the election of a Fund's Board of Directors;

(2)   ratification of a Fund's independent accountant;

(3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

(4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

(5)   any other matter requiring a vote of the Fund's shareholders.

                           REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

                        CHANGES TO THE SEPARATE ACCOUNT

We may also add new subaccounts to the Separate Account, eliminate subaccounts in the Separate Account, deregister the Separate Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                              SELLING THE CONTRACT

We have entered into a distribution agreement with our affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its registered representatives ("Financial Advisors"). The Financial Advisors are registered with the NASD, Inc., licensed as insurance agents in the states in which they do business, and appointed through Merrill Lynch Life Agency, Inc. as our insurance agents. Merrill Lynch Life Agency Inc. is a wholly owned subsidiary of Distributor.

We pay commissions to Merrill Lynch Life Agency, Inc. for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, Merrill Lynch Life Agency, Inc. pays Distributor a portion of the commissions it receives from us for the sales of the Contracts, and the Distributor pays the Financial Advisors a portion of the commissions it receives from Merrill Lynch Life Agency, Inc. for the sales of the Contracts. Merrill Lynch Life Agency, Inc. also pays the District Annuity Specialists a portion of the commissions it receives for the sales of the Contracts. Each District Annuity Specialist provides training and marketing support to Financial Advisors in a specific geographic region and is compensated based on sales of the Contracts in that region.

The maximum amount of commissions paid to Merrill Lynch Life Agency, Inc. is 5.25% of each premium and up to 1.20% of contract value per year. The maximum commission payable to Financial Advisors for Contract sales is 2.30% of each premium and up to 0.51% of contract value per year. The amount of commissions will vary by Class, but will not exceed the maximum amounts listed above. The maximum amount of compensation that may be paid to District Annuity Specialists is 0.12% of each premium.

Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. District Annuity Specialists who meet certain productivity standards may also be eligible for additional compensation from Merrill Lynch Life Agency, Inc. Sales of the Contracts may help Financial Advisors, their branch managers, and District Annuity Specialists qualify for such benefits. Distributor's Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers ("selling firms"). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than Merrill Lynch Life Agency, Inc. and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

                                STATE REGULATION

We are subject to the laws of the State of New York and to the regulations of the New York Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The New York Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

                               LEGAL PROCEEDINGS

There are no legal proceedings involving the Separate Account. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, are not material to our total assets.

                                    EXPERTS

Our financial statements as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of the Separate Account as of December 31, 2004, and for the each of the two years in the period ended December 31, 2004, incorporated by reference in this Prospectus and included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports (which reports express an unqualified opinion and which report on our financial statements includes an explanatory paragraph for the change in accounting method in 2004 for long-duration contracts to conform to Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long Duration Contracts and for Separate Accounts"), which are included and incorporated by reference herein, and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Their principal business address is Two World Financial Center, New York, New York 10281-1414.

                                 LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

                            REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
  Selling the Contract
  Financial Statements
  Administrative Services Arrangements

CALCULATION OF YIELDS AND TOTAL RETURNS
  Money Market Yield
  Other Subaccount Yields
  Total Returns

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
  SEPARATE ACCOUNT D

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
  YORK

APPENDIX A - EXAMPLE OF BONUS PAYMENT AND RECAPTURE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EXAMPLE: You purchase a Merrill Lynch Investor Choice Annuity XC Class Contract with an initial premium of $400,000 on May 10, 2005. You make a withdrawal (including any applicable surrender charge (SC)) of $155,000 on July 5, 2006 and pay a subsequent premium of $200,000 on August 1, 2006. Your bonus amounts paid and recaptured, based on HYPOTHETICAL Contract values and transactions, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account. There is, of course, no assurance that the Separate Account will experience positive investment performance. This example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE BONUS AMOUNTS PAID AND RECAPTURED, SEE "FEATURES AND BENEFITS OF THE CONTRACT -- BONUS PAYMENT AND RECAPTURE."

                                                                             TRANSACTIONS          BONUS AMOUNTS
                                                                          -------------------   --------------------   CONTRACT
DATE                                                                       PREM.     WITHDR.     PAID     RECAPTURED    VALUE
-------------------------------------------------------------------------------------------------------------------------------
5/10/2005   THE CONTRACT IS ISSUED                                        $400,000              $18,000                $418,000
            Premium Allocated to Tier 1 = $125,000
            Premium Allocated to Tier 2 = $275,000
            Bonus 1 = (.045 X $125,000) + (.045 X $275,000) = $5,625 +
            $12,375 = $18,000
            Bonus 1 Subj. to Recapture = Bonus Recapture Percentage
                 (BRP) Year 1 X Bonus 1
                  = 100% X $18,000 = $18,000
5/10/2006   FIRST CONTRACT ANNIVERSARY                                                                                 $428,000
            Assume Contract Value increased by $10,000 due to positive investment performance.
            Bonus 1 Subj. to Recapture = BRP Year 2 X Bonus 1 = 65% X
            $18,000 = $11,700
7/5/2006    OWNER TAKES A $155,000 WITHDRAWAL                                        $155,000               $2,925     $273,775
            Assume Contract Value increased by $3,700 due to positive
            investment performance.
            Bonus 1 Subj. to Recapture Before Withdrawal = BRP Year 2 X
            Bonus 1 = 65% X $18,000 = $11,700
            Gain = Contract Value Before Withdrawal - Bonus Amounts
                 Subj. to Recapture - Remaining Premiums
                  = $431,700 - $11,700 - $400,000 = $20,000
            Free Withdrawal Amount = Greater of 10% Premium or Gain =
            Max ($40,000, $20,000) = $40,000
            Prem 1 Withdrawn = Withdrawal - Gain = $155,000 - $40,000 =
            $115,000
            Prem 1 Withdrawn without SC = Free-Out - Gain = $40,000 -
            $20,000 = $20,000
            Bonus 1 Recapture Ratio = Prem 1 Withdrawn Subj. to SC/Prem
                 1 Remaining Immediately Prior
                  = ($115,000 - $20,000)/($400,000 - $20,000) =
                 $95,000/$380,000 = .250000
            Bonus 1 Recaptured = Bonus 1 Subj. to Recapture X Bonus 1
                 Recapture Ratio
                  = $11,700 X .250000 = $2,925
            Bonus 1 Subj. to Recapture After Withdrawal
                  = BRP Year 2 X (Bonus 1 - Recaptured Amount/BRP at
                 time of recapture)
                  = 65% X ($18,000 - $2,925/0.65) = $8,775
8/1/2006    OWNER PUTS IN $200,000 ADDITIONAL PREMIUM                     $200,000              $ 5,000                $455,000
            Assume Contract Value decreased to $23,775 due to negative investment performance.
            Premium Allocated to Tier 2 = $100,000
            Premium Allocated to Tier 3 = $100,000
            Bonus 2 = (.045 X $100,000) + (.055 X $100,000) = $5,000
            Bonus 2 Subj. to Recapture = BRP Year 1 X Bonus 2 = 100% X
            $5,000 = $5,000
            Bonus 1 Subj. to Recapture = BRP Year 2 X (Bonus 1 -
                 Recaptured Amount/BRP at time of recapture)
                  = 65% X ($18,000 - $2,925/65%) = $8,775
5/10/2007   SECOND CONTRACT ANNIVERSARY                                                                                $450,000
            Assume Contract Value decreased by $5,000 due to negative
            investment performance.
            Bonus 1 Subj. to Recapture = BRP Year 3 X (Bonus 1 -
                 Recaptured Amount/BRP at time of recapture)
                  = 30% X ($18,000 - $2,925/65%) = $4,050
            Bonus 2 Subj. to Recapture = BRP Year 1 X (Bonus 2 -
                 Recaptured Amount/BRP at time of recapture)
                  = 100% X ($5,000 - $0) = $5,000
5/10/2008   THIRD CONTRACT ANNIVERSARY                                                                                 $475,000
            Assume Contract Value increased by $25,000 due to positive investment performance.
            Bonus 1 Subj. to Recapture = BRP Year 4 X (Bonus 1 -
                 Recaptured Amount/BRP at time of recapture)
                  = 0% X ($18,000 - $2,925/65%) = $0
            Bonus 2 Subj. to Recapture = BRP Year 2 X (Bonus 2 -
                 Recaptured Amount/BRP at time of recapture)
                  = 65% X ($5,000 - $0) = $3,250

            BONUS AMOUNT
             SUBJECT TO
DATE         RECAPTURE
----------
5/10/2005     $18,000
5/10/2006     $11,700
7/5/2006      $ 8,775
8/1/2006      $13,775
5/10/2007     $ 9,050
5/10/2008     $ 3,250

APPENDIX B - EXAMPLE OF MAXIMUM ANNIVERSARY VALUE GMDB
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Example: Assume that you are under age 76 at issue. You pay an initial premium of $100,000 on May 10, 2005 and a subsequent premium of $10,000 on June 28, 2006. You also make withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2006 and $40,000 on September 22, 2006. Your death benefit, based on HYPOTHETICAL Contract Values and transactions, and selection of the Maximum Anniversary Value ("MAV") GMDB option, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the MAV GMDB is selected. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE DEATH BENEFIT, SEE "GMDB BASE -- MAXIMUM ANNIVERSARY VALUE."

                                                                                                             (B)
                                                                             TRANSACTIONS         (A)
                                                                          ------------------      MAV      CONTRACT
DATE                                                                       PREM.     WITHDR.   GMDB BASE    VALUE
-------------------------------------------------------------------------------------------------------------------
5/10/2005   THE CONTRACT IS ISSUED                                        $100,000             $100,000    $100,000
            5/10/05 anniversary value = Initial Premium on 5/10/05 =
            $100,000
            MAV GMDB Base = greatest of anniversary values = $100,000
5/10/2006   FIRST CONTRACT ANNIVERSARY                                                         $110,000    $110,000
            Assume Contract Value increased by $10,000 due to positive investment performance.
            5/10/06 anniversary value = Contract Value on 5/10/06 =
            $110,000
            MAV GMDB Base = greatest of anniversary values = 5/10/06
            anniversary value = $110,000
6/28/2006   OWNER PUTS IN $10,000 ADDITIONAL PREMIUM                      $ 10,000             $120,000    $114,000
            Assume Contract Value decreased by $6,000 due to negative
            investment performance.
            5/10/06 anniversary value = anniversary value before premium
            + additional premium
            = $110,000 + $10,000 = $120,000
            MAV GMDB Base = greatest of anniversary values = 5/10/06
            anniversary value = $120,000
8/3/2006    OWNER TAKES A $5,000 WITHDRAWAL                                          $5,000    $114,000    $ 95,000
            Assume Contract Value decreased by $14,000 due to negative investment performance.
            Adjusted withdrawal = withdrawal X (MAV GMDB Base before
            withdrawal)
                                           Contract Value before
            withdrawal
                           = $5,000 X ($120,000/$100,000)
                           = $6,000
            5/10/06 anniversary value = 5/10/06 anniversary value before
            w/d - adjusted withdrawal
            = $120,000 - $6,000 = $114,000
            MAV GMDB Base = greatest of anniversary values = 5/10/06
            anniversary value = $114,000
9/22/2006   OWNER TAKES A $40,000 WITHDRAWAL                                         $40,000   $ 76,000    $ 80,000
            Assume Contract Value increased by $25,000 due to positive investment performance.
            Adjusted withdrawal = withdrawal X (MAV GMDB Base before
            withdrawal)
                                          Contract Value before
            withdrawal
                           = $40,000 X ($114,000/$120,000)
                           = $38,000
            5/10/06 anniversary value = 5/10/06 anniversary value before
            - adjusted withdrawal
            = $114,000 - $38,000 = $76,000
            MAV GMDB Base = greatest of anniversary values = 5/10/06
            anniversary value = $76,000
5/10/2007   SECOND CONTRACT ANNIVERSARY                                                        $ 76,000    $ 70,000
            Assume Contract Value decreased by $10,000 due to negative investment performance.
            5/10/06 anniversary value = $76,000
            5/10/07 anniversary value = Contract Value on 5/10/07 =
            $70,000
            MAV GMDB Base = greatest of anniversary values = 5/10/06
            anniversary value = $76,000


DATE                  DEATH BENEFIT
----------
5/10/2005     $100,000  (maximum of (A), (B))
5/10/2006     $110,000  (maximum of (A), (B))
6/28/2006     $120,000  (maximum of (A), (B))
8/3/2006      $114,000  (maximum of (A), (B))
9/22/2006      $80,000  (maximum of (A), (B))
5/10/2007      $76,000  (maximum of (A), (B))

APPENDIX C - EXAMPLE OF GMIB
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). NO INVESTMENT RETURNS ARE ASSUMED AS ONLY THE GMIB GUARANTEED MINIMUM PAYMENTS ARE ILLUSTRATED. ACTUAL INVESTMENT RETURNS MAY RESULT IN A HIGHER PAYMENT. THE EXAMPLE ASSUMES NO INVESTMENT IN RESTRICTED SUBACCOUNTS, NO WITHDRAWALS AND NO PREMIUM TAXES. ANY CHANGE TO THESE ASSUMPTIONS WOULD REDUCE THE GMIB BASE AND THEREFORE THE GMIB GUARANTEED MINIMUM PAYMENT.

FACTS: Assume that a male, age 60 purchases a Merrill Lynch Investor Choice Annuity (B Class) Contract on June 1, 2005 with the GMIB, and makes an initial premium payment of $100,000. The following chart shows the GMIB guaranteed minimum payout amounts if he were to exercise the GMIB Rider on the contract anniversaries shown and chooses the Life with Payments Guaranteed for 10 Years annuity option:

---------------------------------------------------------------------------------
                                                                  ANNUAL GMIB
CONTRACT ANNIVERSARY*                          GMIB BASE          PAYMENTS**
---------------------------------------------------------------------------------
(5(th)) June 1, 2010                           $127,628       GMIB NOT AVAILABLE
                                                                 FOR EXERCISE
---------------------------------------------------------------------------------
(10(th)) June 1, 2015                          $162,889             $10,184
---------------------------------------------------------------------------------
(15(th)) June 1, 2020                          $207,893             $14,868
---------------------------------------------------------------------------------
(20(th)) June 1, 2025                          $265,330             $21,715
---------------------------------------------------------------------------------
(25(th)) June 1, 2030***                       $265,330             $24,516
---------------------------------------------------------------------------------
(30(th)) June 1, 2035                               n/a         GMIB TERMINATED
---------------------------------------------------------------------------------

  * The contract may also be annuitized under the terms and conditions of the GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.

 ** GMIB payments must be made on a monthly basis. Annual amounts (monthly times
    12) are illustrative.

*** If the Contract were not annuitized during the 30 day period following this contract anniversary, the GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB charges previously collected would not be refunded.

FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMIB BASE AND DETERMINE THE ACTUAL PAYOUT AMOUNT UPON EXERCISE OF THE GMIB RIDER, SEE "GUARANTEED MINIMUM INCOME BENEFIT."

------------------------------------------------------------

    ML OF NEW YORK VARIABLE ANNUITY
    SEPARATE ACCOUNT D (THE "SEPARATE ACCOUNT")
    FLEXIBLE PREMIUM INDIVIDUAL DEFERRED
    VARIABLE ANNUITY CONTRACT (THE "CONTRACT")
    issued by
    ML LIFE INSURANCE COMPANY OF NEW YORK                                     STATEMENT OF
    HOME OFFICE: 222 Broadway, 14th Floor                                ADDITIONAL INFORMATION
    New York, New York 10038                                                   MAY 1, 2005
    SERVICE CENTER: P.O. Box 44222                                       MERRILL LYNCH INVESTOR
    Jacksonville, Florida 32231-4222                                       CHOICE ANNUITY(SM)
    4804 Deer Lake Drive East                                                 (IRA SERIES)
    Jacksonville, Florida 32246
    PHONE: (800) 333-6524
    offered through
    MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
------------------------------------------------------------

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long-term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract must be issued by ML Life Insurance Company of New York ("ML of New York") as an Individual Retirement Annuity ("IRA"), Roth IRA, SEP IRA, or tax sheltered annuity that is given qualified tax status or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with Merrill Lynch, Pierce, Fenner & Smith Incorporated.

This Statement of Additional Information is not a prospectus and should be read together with the Contract's Prospectus dated May 1, 2005, which is available on request and without charge by writing to or calling ML of New York at the Service Center address or phone number set forth above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OTHER INFORMATION...........................................    2
  Selling the Contract......................................    2
  Financial Statements......................................    2
  Administrative Services Arrangements......................    2
CALCULATION OF YIELDS AND TOTAL RETURNS.....................    2
  Money Market Yield........................................    2
  Other Subaccount Yields...................................    3
  Total Returns.............................................    4
FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
  SEPARATE ACCOUNT D........................................  S-1
FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
  YORK......................................................  G-1

OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              SELLING THE CONTRACT

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Contracts. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its Financial Advisors. Financial Advisors are appointed as our insurance agents through Merrill Lynch Life Agency, Inc.

For the years ended December 31, 2004, 2003, and 2002, Distributor did not receive any commissions in connection with the sale of the Contracts.

                              FINANCIAL STATEMENTS

The financial statements of ML of New York included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of ML of New York to meet any obligations it may have under the Contract.

                      ADMINISTRATIVE SERVICES ARRANGEMENTS

ML of New York has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG"), pursuant to which ML of New York can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, ML of New York has arranged for MLIG to provide administrative services for the Separate Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by ML of New York, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2004, 2003, and 2002, no administrative services fees were paid in connection with the sale of the Contracts.

CALCULATION OF YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               MONEY MARKET YIELD

From time to time, ML of New York may quote in advertisements and sales literature the current annualized yield for the Merrill Lynch Ready Assets Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. On a Class-specific basis, the current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and
(c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the current asset-based insurance charge for each Class (1.25% for the B Class; 1.60% for the C Class; 1.45% for the L Class; and 1.65% for the XC Class); and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of anticipated contract size, we have assumed the average per unit contract fee to be 0.05%. On a Class-specific basis, current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF       =   the net change in the value of the Fund (exclusive of
              realized gains and losses on the sale of securities and
              unrealized appreciation and depreciation) for the 7-day
              period attributable to a hypothetical account having a
              balance of 1 unit.
ES        =   per unit expenses for the hypothetical account for the 7-day period.
UV        =   the unit value on the first day of the 7-day period.

ML of New York also may quote the effective yield of the Merrill Lynch Ready Assets Subaccount for the same 7-day period, determined on a compounded basis. On a Class-specific basis, the effective yield is calculated by compounding the unannualized base period return according to the following formula:

               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) - 1

Where:

NCF       =   the net change in the value of the Fund (exclusive of
              realized gains and losses on the sale of securities and
              unrealized appreciation and depreciation) for the 7-day
              period attributable to a hypothetical account having a
              balance of 1 unit.
ES        =   per unit expenses for the hypothetical account for the 7-day period.
UV        =   the unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yields for the Merrill Lynch Ready Assets Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Merrill Lynch Ready Assets Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yields for the subaccount are affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund, and the Fund's operating expenses. Yields on amounts held in the Merrill Lynch Ready Assets Subaccount may also be presented for periods other than a 7-day period.

                            OTHER SUBACCOUNT YIELDS

From time to time, ML of New York may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the Merrill Lynch Ready Assets Subaccount) for a Contract for a 30-day or one-month period on a Class-specific basis. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the current asset-based insurance charge for each Class (1.25% for the B Class; 1.60% for the C Class; 1.45% for the L Class; and 1.65% for the XC Class); and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI        =   net investment income of the Fund for the 30-day or
              one-month period attributable to the subaccount's units.
ES        =   expenses of the subaccount for the 30-day or one-month
              period.
U         =   the average number of units outstanding.
UV        =   the unit value at the close of the last day in the 30-day or one-month.

Currently, ML of New York may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yields on the amounts held in the subaccounts normally will fluctuate over time. Therefore, a disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yields are affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the applicable surrender charge period. A surrender charge will not be imposed on the "free withdrawal amount" each year.

                                 TOTAL RETURNS

From time to time, ML of New York also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time on a Class-specific basis. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5 and 10 years, or for a shorter period, if applicable. We will not show any performance information for periods of less than six months.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. Total returns do not reflect any rider charges or bonus amounts if applicable.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:

                                                        FUND INCEPTION     SUBACCOUNT INCEPTION
                        FUND                                 DATE                  DATE
                        ----                          ------------------   --------------------
Merrill Lynch Basic Value Fund, Inc. (Class A)......  October 21, 1994        July 1, 2003
Merrill Lynch Core Bond Portfolio (Class A).........  October 21, 1994        July 1, 2003
Merrill Lynch Fundamental Growth Fund, Inc. (Class
  A)................................................  December 24, 1992       July 1, 2003
Merrill Lynch Global Allocation Fund, Inc. (Class
  A)................................................  October 21, 1994        July 1, 2003
Merrill Lynch Global SmallCap Fund, Inc. (Class
  A)................................................  August 5, 1994          May 1, 2005
Merrill Lynch International Index Fund (Class A)....  April 9, 1997           May 1, 2005
Merrill Lynch Small Cap Index Fund (Class A)........  April 9, 1997           May 1, 2005
Merrill Lynch S&P 500 Index Fund (Class A)..........  April 3, 1997           July 1, 2003
Merrill Lynch Low Duration Fund (Class A)(1)........  October 6, 2000         May 1, 2005
Merrill Lynch Large Cap Growth Fund (Class A).......  December 22, 1999       May 1, 2005
Merrill Lynch Large Cap Core Fund (Class A).........  December 22, 1999       May 1, 2005
Merrill Lynch Large Cap Value Fund (Class A)........  December 22, 1999       May 1, 2005
Merrill Lynch Ready Assets Trust....................  February 19, 1975       July 1, 2003
Merrill Lynch U.S. Government Mortgage Fund (Class
  A)................................................  September 28, 1984      July 1, 2003
Merrill Lynch Value Opportunities Fund, Inc. (Class
  A)................................................  October 21, 1994        July 1, 2003
AIM Basic Value Fund (Class A)......................  October 18, 1995        May 1, 2005
AIM Mid Cap Core Equity Fund (Class A)..............  June 9, 1987            May 1, 2005
AllianceBernstein Small/Mid Cap Value Fund (Class
  A)................................................  March 29, 2001          May 1, 2005
AllianceBernstein Value Fund (Class A)..............  March 29, 2001          May 1, 2005
Allianz NFJ Small-Cap Value Fund (Class A)(5).......  October 1, 1991         July 1, 2003
Allianz OCC Renaissance Fund (Class A)(6)...........  April 18, 1988          July 1, 2003
American Century Equity Income Fund (Advisor
  Class)............................................  March 7, 1997           July 1, 2003
American Century Ultra(R) Fund (Advisor Class)......  October 2, 1996         May 1, 2005
The Bond Fund of America, Inc. (Class F)............  May 28, 1974          October 11, 2002
EuroPacific Growth Fund (Class F)...................  April 16, 1984          May 1, 2005
The Growth Fund of America, Inc. (Class F)..........  December 1, 1973      October 11, 2002
The Income Fund of America, Inc. (Class F)..........  December 1, 1973      October 11, 2002
The Investment Company of America (Class F).........  January 1, 1934       October 11, 2002
Cohen & Steers Realty Income Fund, Inc. (Class A)...  September 2, 1997       May 1, 2005
Columbia Acorn USA Fund (Class A)...................  October 16, 2000        May 1, 2005
Davis New York Venture Fund, Inc. (Class A).........  February 17, 1969       July 1, 2003
Delaware Trend Fund (Class A).......................  October 3, 1968         July 1, 2003
Dreyfus Appreciation Fund, Inc......................  January 18, 1984        May 1, 2005
Eaton Vance Floating-Rate Fund (Class A)(2).........  February 7, 2001        May 1, 2005
Fidelity Advisor Equity Growth Fund (Class A)(3)....  November 22, 1983       July 1, 2003
Federated Capital Appreciation Fund (Class A).......  January 1, 1977         May 1, 2005
Federated Kaufman Fund (Class A)(4).................  April 23, 2001          May 1, 2005
Lord Abbett Affiliated Fund, Inc. (Class A).........  January 1, 1950         May 1, 2005
Lord Abbett Bond-Debenture Fund, Inc. (Class A).....  April 1, 1971           July 1, 2003
Lord Abbett Mid-Cap Value Fund, Inc. (Class A)......  June 28, 1983           July 1, 2003
Oppenheimer Capital Appreciation Fund (Class A).....  January 22, 1981        May 1, 2005
Oppenheimer Main Street Fund(R) (Class A)...........  February 3, 1988        July 1, 2003
Oppenheimer Main Street Small Cap Fund(R) (Class
  A)................................................  August 2, 1999          May 1, 2005
PIMCO CommodityRealReturn Strategy Fund (Class
  A)(7).............................................  June 28, 2002           May 1, 2005
PIMCO Real Return Fund (Class A)....................  January 29, 1997        May 1, 2005
PIMCO Total Return Fund (Class A)(8)................  May 11, 1987            July 1, 2003
Pioneer Fund (Class A)..............................  February 13, 1928       May 1, 2005
Pioneer High Yield Fund (Class A)...................  February 12, 1998       May 1, 2005
Pioneer Small Cap Value Fund (Class A)..............  February 28, 1997       May 1, 2005

                                                        FUND INCEPTION     SUBACCOUNT INCEPTION
                        FUND                                 DATE                  DATE
                        ----                          ------------------   --------------------
Templeton Foreign Fund (Class A)....................  October 5, 1982         July 1, 2003
Templeton Growth Fund (Class A).....................  November 29, 1954       July 1, 2003
Van Kampen Comstock Fund (Class A)..................  October 7, 1968         July 1, 2003

---------------

1 Because Class A shares were first available on September 24, 1999, performance shown for periods prior to that date will reflect performance of Class I, adjusted for expenses of Class A.

2 Because Class A shares were first available on May 5, 2003, performance shown for periods prior to that date will reflect performance of Advisers Class, adjusted for expenses of Class A.

3 Because Class A shares were first available on September 3, 1996, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class A.

4 Because Class A Shares were first available on April 23, 2003, performance shown for periods prior to that date will reflect performance of Class K, adjusted for expenses of Class A. Any performance prior to April 23, 2001 is the performance of a predecessor fund.

5 Because Class A shares were first available on January 20, 1997, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class A.

6 Because Class A shares were first available on February 1, 1991, performance shown for periods prior to that date will reflect performance of Class C shares, adjusted for expenses of Class A.

7 Because Class A shares were first available on November 29, 2002, performance shown for periods prior to that date will reflect performance for the Institutional Class, adjusted for the expenses of Class A.

8 Because Class A shares were first available on January 13, 1997, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under each Class of the Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end. Average annual total returns are calculated for each Class using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the current asset-based insurance charge for each Class (1.25% for the B Class; 1.60% for the C Class; 1.45% for the L Class; and 1.65% for the XC Class); and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge if applicable. Total returns for the XC Class do not reflect the addition of bonus amounts. Total returns do not reflect any rider charges. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the average annual total return is then calculated according to the following formula:

                            TR = ((ERV/P)(1/N)) - 1

Where:

TR        =   the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and
              contract fee).
ERV       =   the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.
P         =   a hypothetical initial payment of $1,000.
N         =   the number of years in the period.

From time to time, ML of New York also may quote in sales literature or advertisements Class-specific total returns for other periods or that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

From time to time, ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) on a Class-specific basis for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the "DCA subaccount") at the beginning of that period and monthly transfers of a portion of the contract value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
ML Life Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of ML of New York Variable Annuity Separate Account D, comprised of divisions investing in the Ready Assets Trust, Basic Value Fund, Core Bond Portfolio, Fundamental Growth Fund, Global Allocation Fund, S&P 500 Index Fund, Value Opportunities V.I. Fund (formerly Small Cap Value Fund), U.S. Government Mortgage Fund, AIM Constellation Fund, AIM Premier Equity Fund, AllianceBernstein Growth & Income Fund, AllianceBernstein Large Cap Growth Fund (formerly AllianceBernstein Premier Growth Fund), Equity Income Fund, Bond Fund of America, Growth Fund of America, Income Fund of America, Investment Company of America, Davis NY Venture Fund, Delaware Trend Fund, Advisor Equity Growth Fund, Advisor Mid Cap Fund, Advisor Overseas Fund, Lord Abbett Bond-Debenture Fund, Lord Abbett Mid-Cap Value Fund, MFS Core Growth Fund, MFS Research International Fund, MFS Mid Cap Growth Fund, Oppenheimer Global Fund, Main Street Fund, Oppenheimer Quest Opportunity Value Fund, PIMCO Renaissance Fund, PIMCO Small Cap Value Fund, PIMCO Total Return Fund, Putnam Fund for Growth & Income, Putnam International Equity Fund, Putnam Voyager Fund, Seligman Small-Cap Value Fund, Foreign Fund, Templeton Growth Fund, Van Kampen Aggressive Growth Fund, Van Kampen Comstock Fund, and Van Kampen Equity & Income Fund, (collectively, the "Divisions"), as of December 31, 2004, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Divisions' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions as of December 31, 2004, the results of their operations and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





March 30, 2005

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================


                                                                            Ready                Basic
                                                                            Assets               Value              Core Bond
                                                                            Trust                Fund               Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in Merrill Lynch Ready Assets Trust (Note 1):
    Ready Assets Trust, 1,591 shares
      (Cost $1,591)                                                 $             1,591  $                    $

  Investment in Merrill Lynch Basic Value Fund, Inc. (Note 1):
    Basic Value Fund, 23 shares
      (Cost $687)                                                                                        722

  Investment in Merrill Lynch Bond Fund, Inc. (Note 1):
    Core Bond Portfolio, 115 shares
      (Cost $1,352)                                                                                                         1,358
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             1,591  $               722  $             1,358
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             1,591  $               722  $             1,358
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================


                                                                         Fundamental             Global                S&P
                                                                            Growth             Allocation           500 Index
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in Merrill Lynch Fundamental Growth Fund, Inc. (Note 1):
    Fundamental Growth Fund, 32 shares
      (Cost $512)                                                                   547  $                    $

  Investment in Merrill Lynch Global Allocation Fund, Inc. (Note 1):
    Global Allocation Fund, 409 shares
      (Cost $6,512)                                                                                    6,735

  Investment in Merrill Lynch Index Funds, Inc. (Note 1):
    S&P 500 Index Fund, 99 shares
      (Cost $1,384)                                                                                                         1,472
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               547  $             6,735  $             1,472
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               547  $             6,735  $             1,472
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                  U.S.
                                                                            Value              Government              AIM
                                                                        Opportunities           Mortgage          Constellation
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in Merrill Lynch Value Opportunities Fund, Inc. (Note 1):
    Value Opportunities Fund, 70 shares
      (Cost $1,802)                                                 $             1,901  $                    $

  Investment in Merrill Lynch U.S. Government Mortgage Fund, Inc. (Note 1):
    U.S. Government Mortgage Fund, 131 shares
      (Cost $1,334)                                                                                    1,342

  Investment in AIM Equity Funds (Note 1):
    AIM Constellation Fund, 3 shares
      (Cost $72)                                                                                                               77
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             1,901  $             1,342  $                77
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             1,901  $             1,342  $                77
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             AIM           AllianceBernstein    AllianceBernstein
                                                                           Premier              Growth &            Large Cap
                                                                            Equity               Income               Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in AIM Funds Group (Note 1):
    AIM Premier Equity Fund,  6 shares
      (Cost $55)                                                    $                61  $                    $

  Investment in AllianceBernstein Growth and Income Fund, Inc. (Note 1):
    AllianceBernstein Growth & Income Fund, 47 shares
      (Cost $163)                                                                                        178

  Investment in AllianceBernstein Large Cap Growth Fund, Inc. (Note 1):
    AllianceBernstein Large Cap Growth Fund, 5 shares
      (Cost $90)                                                                                                               99
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $                61  $               178  $                99
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $                61  $               178  $                99
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================


                                                                            Equity                Bond                Growth
                                                                            Income              Fund of              Fund of
                                                                            Fund                America              America
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in American Century Capital Portfolios, Inc. (Note 1):
    Equity Income Fund, 384 shares
      (Cost $3,085)                                                 $             3,111  $                    $

  Investments in The American Funds (Note 1):
    Bond Fund of America, 250 shares
      (Cost $3,385)                                                                                    3,417
    Growth Fund of America, 449 shares
      (Cost $11,212)                                                                                                       12,288
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             3,111  $             3,417  $            12,288
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             3,111  $             3,417  $            12,288
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                                      Davis
                                                                            Income             Investment              NY
                                                                           Fund of             Company of            Venture
                                                                           America              America               Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in The American Funds (cont'd) (Note 1):
    Income Fund of America, 239 shares
      (Cost $4,141)                                                 $             4,444  $                    $
    Investment Company of America, 158 shares
      (Cost $4,508)                                                                                    4,868

  Investment in Davis New York Venture Fund, Inc. (Note 1):
    Davis NY Venture Fund, 142 shares
      (Cost $4,028)                                                                                                         4,352
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             4,444  $             4,868  $             4,352
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             4,444  $             4,868  $             4,352
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                Advisor              Advisor
                                                                           Delaware              Equity                Mid
                                                                            Trend                Growth                Cap
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in Delaware Group Equity Funds III (Note 1):
    Delaware Trend Fund, 27 shares
      (Cost $507)                                                   $               561  $                    $

  Investments in Fidelity Advisor Series I (Note 1):
    Advisor Equity Growth Fund, 4 shares
      (Cost $148)                                                                                        161
    Advisor Mid Cap Fund, 11 shares
      (Cost $239)                                                                                                             266
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               561  $               161  $               266
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               561  $               161  $               266
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                              Lord Abbett          Lord Abbett
                                                                           Advisor               Bond-               Mid-Cap
                                                                           Overseas            Debenture              Value
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in Fidelity Advisor Series VIII (Note 1):
    Advisor Overseas Fund, 12 shares
      (Cost $199)                                                   $               218  $                    $

  Investment in Lord Abbett Bond-Debenture Fund, Inc. (Note 1):
    Lord Abbett Bond-Debenture Fund, 145 shares
      (Cost $1,154)                                                                                    1,192

  Investment in Lord Abbett Mid-Cap Value Fund, Inc. (Note 1):
    Lord Abbett Mid-Cap Value Fund, 127 shares
      (Cost $2,625)                                                                                                         2,864
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               218  $             1,192  $             2,864
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               218  $             1,192  $             2,864
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             MFS                  MFS                  MFS
                                                                             Core               Research             Mid Cap
                                                                            Growth           International            Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MFS Series Trust I (Note 1):
    MFS Core Growth Fund, 10 shares
      (Cost $151)                                                   $               170  $                    $
    MFS Research International Fund, 15 shares
      (Cost $225)                                                                                        239

  Investment in MFS Series Trust IV (Note 1):
    MFS Mid Cap Growth Fund, 39 shares
      (Cost $308)                                                                                                             352
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               170  $               239  $               352
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               170  $               239  $               352
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                                   Oppenheimer
                                                                         Oppenheimer              Main                Quest
                                                                            Global               Street            Opportunity
                                                                            Fund                 Fund              Value Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in Oppenheimer Global Fund (Note 1):
    Oppenheimer Global Fund, 5 shares
      (Cost $288)                                                   $               320  $                    $

  Investment in Oppenheimer Main Street Funds (Note 1):
    Main Street Fund, 12 shares
      (Cost $401)                                                                                        426

  Investment in Oppenheimer Quest for Value Funds (Note 1):
    Oppenheimer Quest Opportunity Value Fund, 2 shares
      (Cost $53)                                                                                                               54
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               320  $               426  $                54
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               320  $               426  $                54
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                 PIMCO                PIMCO
                                                                            PIMCO              Small Cap              Total
                                                                         Renaissance             Value                Return
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in PIMCO Funds:  Multi-Manager Series (Note 1):
    PIMCO Renaissance Fund, 41 shares
      (Cost $992)                                                   $             1,103  $                    $
    PIMCO Small Cap Value Fund, 70 shares
      (Cost $1,889)                                                                                    2,028

  Investment in PIMCO Funds:  Pacific Investment Management Series (Note 1):
    PIMCO Total Return Fund, 385 shares
      (Cost $4,139)                                                                                                         4,104
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             1,103  $             2,028  $             4,104
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             1,103  $             2,028  $             4,104
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Putnam               Putnam
                                                                           Fund for          International            Putnam
                                                                           Growth &              Equity              Voyager
                                                                            Income               Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in The Putnam Fund for Growth and Income (Note 1):
    Putnam Fund for Growth & Income, 5 shares
      (Cost $87)                                                    $                96  $                    $

  Investment in Putnam International Equity Fund (Note 1):
    Putnam International Equity Fund, 9 shares
      (Cost $192)                                                                                        217

  Investment in Putnam Voyager Fund (Note 1):
    Putnam Voyager Fund, 0 shares
      (Cost $3)                                                                                                                 3
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $                96  $               217  $                 3
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $                96  $               217  $                 3
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Seligman
                                                                          Small-Cap                                 Templeton
                                                                            Value               Foreign               Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in Seligman Value Fund Series, Inc. (Note 1):
    Seligman Small-Cap Value Fund, 33 shares
      (Cost $482)                                                   $               547  $                    $

  Investment in Templeton Funds, Inc. (Note 1):
    Foreign Fund, 196 shares
      (Cost $2,202)                                                                                    2,407

  Investment in Templeton Growth Fund, Inc. (Note 1):
    Templeton Growth Fund, 28 shares
      (Cost $618)                                                                                                             644
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               547  $             2,407  $               644
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               547  $             2,407  $               644
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Van Kampen                                Van Kampen
                                                                          Aggressive           Van Kampen            Equity &
                                                                            Growth              Comstock              Income
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in Van Kampen Equity Trust (Note 1):
    Van Kampen Aggressive Growth Fund, 23 shares
      (Cost $284)                                                   $               325  $                    $

  Investment in Van Kampen Comstock Fund (Note 1):
    Van Kampen Comstock Fund, 58 shares
      (Cost $969)                                                                                      1,074

  Investment in Van Kampen Equity and Income Fund (Note 1):
    Van Kampen Equity & Income Fund, 98 shares
      (Cost $761)                                                                                                             840
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               325  $             1,074  $               840
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               325  $             1,074  $               840
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================


                                                                            Ready                Basic
                                                                            Assets               Value              Core Bond
                                                                            Trust                Fund               Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                17  $                 8  $                24
 Asset-Based Insurance Charges (Note 6)                                             (28)                  (7)                  (9)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (11)                   1                   15
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    1                    1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                   17                    4
 Capital Gain Distributions (Note 2)                                                  0                   27                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain on Investments                                                             0                   45                    5
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (11)                  46                   20
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          37,734                    5                   48
 Contract Owner Withdrawals                                                        (153)                  (1)                  (3)
 Net Transfers In (Out) (Note 3)                                                (39,039)                 416                  976
 Contract Charges (Note 6)                                                           (4)                  (1)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,462)                 419                1,018
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (1,473)                 465                1,038
Net Assets, Beginning of Period                                                   3,064                  257                  320
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,591  $               722  $             1,358
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================


                                                                         Fundamental             Global                S&P
                                                                            Growth             Allocation           500 Index
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                80  $                20
 Asset-Based Insurance Charges (Note 6)                                              (7)                 (32)                 (26)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (7)                  48                   (6)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                32                   86                  168
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     24                  187                  (18)
 Capital Gain Distributions (Note 2)                                                  0                   38                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain on Investments                                                            56                  311                  150
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           49                  359                  144
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              11                  120                  350
 Contract Owner Withdrawals                                                          (1)                 (20)                  (2)
 Net Transfers In (Out) (Note 3)                                                    164                4,995                 (753)
 Contract Charges (Note 6)                                                           (3)                 (10)                  (5)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             171                5,085                 (410)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             220                5,444                 (266)
Net Assets, Beginning of Period                                                     327                1,291                1,738
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               547  $             6,735  $             1,472
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                  U.S.
                                                                            Value              Government              AIM
                                                                        Opportunities           Mortgage          Constellation
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                43  $                 0
 Asset-Based Insurance Charges (Note 6)                                             (18)                 (20)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (18)                  23                   (1)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                23                   (1)                   4
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     58                    5                   (1)
 Capital Gain Distributions (Note 2)                                                108                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain on Investments                                                           189                    4                    3
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          171                   27                    2
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              24                  116                    0
 Contract Owner Withdrawals                                                          (1)                 (14)                  (3)
 Net Transfers In (Out) (Note 3)                                                  1,154                  236                   20
 Contract Charges (Note 6)                                                           (3)                  (5)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,174                  333                   16
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,345                  360                   18
Net Assets, Beginning of Period                                                     556                  982                   59
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,901  $             1,342  $                77
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             AIM           AllianceBernstein    AllianceBernstein
                                                                           Premier              Growth &            Large Cap
                                                                            Equity               Income               Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 2  $                 0
 Asset-Based Insurance Charges (Note 6)                                              (1)                  (2)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (1)                   0                   (1)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                   12                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      2                    6                    7
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain on Investments                                                             2                   18                    7
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            1                   18                    6
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               5                    0                   12
 Contract Owner Withdrawals                                                           0                    0                    0
 Net Transfers In (Out) (Note 3)                                                      8                   65                   45
 Contract Charges (Note 6)                                                            0                   (1)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              13                   64                   57
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                              14                   82                   63
Net Assets, Beginning of Period                                                      47                   96                   36
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                61  $               178  $                99
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================


                                                                            Equity                Bond                Growth
                                                                            Income              Fund of              Fund of
                                                                            Fund                America              America
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               170  $                73  $                38
 Asset-Based Insurance Charges (Note 6)                                             (29)                 (21)                 (88)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      141                   52                  (50)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                98                    5                   43
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (14)                  21                  902
 Capital Gain Distributions (Note 2)                                                130                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain on Investments                                                           214                   26                  945
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          355                   78                  895
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              77                   81                  242
 Contract Owner Withdrawals                                                         (14)                  (8)                 (29)
 Net Transfers In (Out) (Note 3)                                                  1,817                2,558                8,750
 Contract Charges (Note 6)                                                          (10)                 (10)                 (27)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,870                2,621                8,936
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           2,225                2,699                9,831
Net Assets, Beginning of Period                                                     886                  718                2,457
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             3,111  $             3,417  $            12,288
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                                      Davis
                                                                            Income             Investment              NY
                                                                           Fund of              Company              Venture
                                                                           America             of America             Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                87  $                63  $                30
 Asset-Based Insurance Charges (Note 6)                                             (33)                 (44)                 (33)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       54                   19                   (3)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                29                   12                   39
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    215                  251                  272
 Capital Gain Distributions (Note 2)                                                 26                   53                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain on Investments                                                           270                  316                  311
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          324                  335                  308
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              82                  146                   42
 Contract Owner Withdrawals                                                         (21)                  (7)                 (10)
 Net Transfers In (Out) (Note 3)                                                  2,723                2,845                3,164
 Contract Charges (Note 6)                                                          (10)                 (13)                  (9)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,774                2,971                3,187
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           3,098                3,306                3,495
Net Assets, Beginning of Period                                                   1,346                1,562                  857
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             4,444  $             4,868  $             4,352
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                Advisor              Advisor
                                                                           Delaware              Equity                Mid
                                                                            Trend                Growth                Cap
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 6)                                              (5)                  (2)                 (10)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (5)                  (2)                 (10)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 6                    1                  124
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     41                    3                  (14)
 Capital Gain Distributions (Note 2)                                                  0                    0                   25
                                                                    -------------------- -------------------- --------------------
  Net Gain on Investments                                                            47                    4                  135
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           42                    2                  125
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              21                    1                   18
 Contract Owner Withdrawals                                                          (5)                   0                    0
 Net Transfers In (Out) (Note 3)                                                    302                    7                 (290)
 Contract Charges (Note 6)                                                           (2)                   0                   (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             316                    8                 (274)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             358                   10                 (149)
Net Assets, Beginning of Period                                                     203                  151                  415
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               561  $               161  $               266
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                              Lord Abbett          Lord Abbett
                                                                           Advisor               Bond-               Mid-Cap
                                                                           Overseas            Debenture              Value
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                45  $                11
 Asset-Based Insurance Charges (Note 6)                                              (3)                  (9)                 (29)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (3)                  36                  (18)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                (3)                   3                  261
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     12                   28                  199
 Capital Gain Distributions (Note 2)                                                  1                    0                  121
                                                                    -------------------- -------------------- --------------------
  Net Gain on Investments                                                            10                   31                  581
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            7                   67                  563
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   33                   83
 Contract Owner Withdrawals                                                          (1)                 (16)                 (14)
 Net Transfers In (Out) (Note 3)                                                    127                  806                1,537
 Contract Charges (Note 6)                                                            0                   (4)                  (5)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             126                  819                1,601
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             133                  886                2,164
Net Assets, Beginning of Period                                                      85                  306                  700
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               218  $             1,192  $             2,864
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             MFS                  MFS                  MFS
                                                                             Core               Research             Mid Cap
                                                                            Growth           International            Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 1  $                 0
 Asset-Based Insurance Charges (Note 6)                                              (2)                  (1)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (2)                   0                   (3)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    5                    4
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     15                   12                   37
 Capital Gain Distributions (Note 2)                                                  0                   11                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain on Investments                                                            15                   28                   41
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           13                   28                   38
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                   30
 Contract Owner Withdrawals                                                           0                    0                   (4)
 Net Transfers In (Out) (Note 3)                                                     21                  195                   96
 Contract Charges (Note 6)                                                           (2)                   0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              19                  195                  121
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                              32                  223                  159
Net Assets, Beginning of Period                                                     138                   16                  193
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               170  $               239  $               352
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                                   Oppenheimer
                                                                         Oppenheimer              Main                Quest
                                                                            Global               Street            Opportunity
                                                                            Fund                 Fund              Value Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 1  $                 4  $                 0
 Asset-Based Insurance Charges (Note 6)                                              (3)                  (4)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (2)                   0                   (1)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                13                    4                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     24                   20                    1
 Capital Gain Distributions (Note 2)                                                  0                    0                    3
                                                                    -------------------- -------------------- --------------------
  Net Gain on Investments                                                            37                   24                    4
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           35                   24                    3
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   20                    0
 Contract Owner Withdrawals                                                           0                   (1)                   0
 Net Transfers In (Out) (Note 3)                                                    210                  229                   22
 Contract Charges (Note 6)                                                           (1)                  (2)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             209                  246                   22
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             244                  270                   25
Net Assets, Beginning of Period                                                      76                  156                   29
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               320  $               426  $                54
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                 PIMCO                PIMCO
                                                                            PIMCO              Small Cap              Total
                                                                         Renaissance             Value                Return
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                28  $                76
 Asset-Based Insurance Charges (Note 6)                                             (21)                 (18)                 (47)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (21)                  10                   29
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               244                   69                   (8)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     35                  114                  (37)
 Capital Gain Distributions (Note 2)                                                  0                  107                  173
                                                                    -------------------- -------------------- --------------------
  Net Gain on Investments                                                           279                  290                  128
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          258                  300                  157
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              37                   46                  183
 Contract Owner Withdrawals                                                          (8)                  (8)                 (21)
 Net Transfers In (Out) (Note 3)                                                    147                1,155                2,149
 Contract Charges (Note 6)                                                           (4)                  (6)                 (13)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             172                1,187                2,298
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             430                1,487                2,455
Net Assets, Beginning of Period                                                     673                  541                1,649
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,103  $             2,028  $             4,104
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Putnam               Putnam
                                                                           Fund for          International            Putnam
                                                                           Growth &              Equity              Voyager
                                                                            Income               Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 1  $                 3  $                 0
 Asset-Based Insurance Charges (Note 6)                                              (1)                  (2)                   0
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                    1                    0
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    3                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      7                   18                    0
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain on Investments                                                             7                   21                    0
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            7                   22                    0
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               5                    7                    0
 Contract Owner Withdrawals                                                           0                    0                    0
 Net Transfers In (Out) (Note 3)                                                     56                  105                    3
 Contract Charges (Note 6)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              61                  112                    3
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                              68                  134                    3
Net Assets, Beginning of Period                                                      28                   83                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                96  $               217  $                 3
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Seligman
                                                                          Small-Cap                                 Templeton
                                                                            Value               Foreign               Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                14  $                29  $                 6
 Asset-Based Insurance Charges (Note 6)                                              (5)                 (17)                  (7)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        9                   12                   (1)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                35                   51                   23
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     47                  154                   16
 Capital Gain Distributions (Note 2)                                                  0                    3                   12
                                                                    -------------------- -------------------- --------------------
  Net Gain on Investments                                                            82                  208                   51
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           91                  220                   50
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              40                  106                   37
 Contract Owner Withdrawals                                                          (3)                   0                   (7)
 Net Transfers In (Out) (Note 3)                                                    115                1,198                  424
 Contract Charges (Note 6)                                                           (1)                  (3)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             151                1,301                  452
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             242                1,521                  502
Net Assets, Beginning of Period                                                     305                  886                  142
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               547  $             2,407  $               644
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Van Kampen                                Van Kampen
                                                                          Aggressive           Van Kampen            Equity &
                                                                            Growth              Comstock              Income
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 9  $                14
 Asset-Based Insurance Charges (Note 6)                                              (3)                  (8)                  (7)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (3)                   1                    7
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 1                   24                    1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     36                   95                   57
 Capital Gain Distributions (Note 2)                                                  0                    0                    1
                                                                    -------------------- -------------------- --------------------
  Net Gain on Investments                                                            37                  119                   59
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           34                  120                   66
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               1                   24                   12
 Contract Owner Withdrawals                                                           0                   (1)                  (5)
 Net Transfers In (Out) (Note 3)                                                     78                  772                  397
 Contract Charges (Note 6)                                                           (1)                  (2)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              78                  793                  401
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             112                  913                  467
Net Assets, Beginning of Period                                                     213                  161                  373
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               325  $             1,074  $               840
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================


                                                                            Ready                Basic
                                                                            Assets               Value              Core Bond
                                                                            Trust                Fund               Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 5  $                 1  $                 2
 Asset-Based Insurance Charges (Note 6)                                             (12)                  (1)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (7)                   0                    1
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          0                    2                    1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                   19                    3
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                   21                    4
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (7)                  21                    5
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          22,554                    1                    2
 Contract Owner Withdrawals                                                           0                   (1)                   0
 Net Transfers In (Out) (Note 3)                                                (19,482)                 236                  313
 Contract Charges (Note 6)                                                           (1)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                           3,071                  236                  315
                                                                    -------------------- -------------------- --------------------

Total Increase in Net Assets                                                      3,064                  257                  320
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             3,064  $               257  $               320
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================


                                                                         Fundamental             Global                S&P
                                                                            Growth             Allocation           500 Index
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                12  $                14
 Asset-Based Insurance Charges (Note 6)                                              (1)                  (2)                  (4)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (1)                  10                   10
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          1                    2                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     12                   36                  106
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     13                   38                  106
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           12                   48                  116
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               6                    2                    1
 Contract Owner Withdrawals                                                          (2)                   0                    0
 Net Transfers In (Out) (Note 3)                                                    311                1,241                1,621
 Contract Charges (Note 6)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             315                1,243                1,622
                                                                    -------------------- -------------------- --------------------

Total Increase in Net Assets                                                        327                1,291                1,738
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               327  $             1,291  $             1,738
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                  U.S.
                                                                            Value              Government              AIM
                                                                        Opportunities           Mortgage          Constellation
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 9  $                 0
 Asset-Based Insurance Charges (Note 6)                                              (1)                  (3)                   0
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (1)                   6                    0
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          1                    2                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     41                    4                    6
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     42                    6                    6
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           41                   12                    6
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               4                    1                    0
 Contract Owner Withdrawals                                                           0                    0                    0
 Net Transfers In (Out) (Note 3)                                                    511                  969                   53
 Contract Charges (Note 6)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             515                  970                   53
                                                                    -------------------- -------------------- --------------------

Total Increase in Net Assets                                                        556                  982                   59
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               556  $               982  $                59
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             AIM           AllianceBernstein    AllianceBernstein
                                                                           Premier              Growth &            Large Cap
                                                                            Equity               Income               Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 6)                                               0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          0                    0                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      3                    8                    3
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      3                    8                    3
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            3                    8                    3
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    2                    0
 Contract Owner Withdrawals                                                           0                    0                    0
 Net Transfers In (Out) (Note 3)                                                     44                   86                   33
 Contract Charges (Note 6)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                              44                   88                   33
                                                                    -------------------- -------------------- --------------------

Total Increase in Net Assets                                                         47                   96                   36
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                47  $                96  $                36
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================


                                                                            Equity                Bond                Growth
                                                                            Income              Fund of              Fund of
                                                                            Fund                America              America
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                13  $                 8  $                 1
 Asset-Based Insurance Charges (Note 6)                                              (4)                  (2)                  (7)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        9                    6                   (6)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                         28                    1                    6
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     41                   15                  173
 Capital Gain Distributions (Note 2)                                                 15                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     84                   16                  179
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           93                   22                  173
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               2                   15                   31
 Contract Owner Withdrawals                                                           0                    0                    0
 Net Transfers In (Out) (Note 3)                                                    792                  682                2,256
 Contract Charges (Note 6)                                                           (1)                  (1)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             793                  696                2,284
                                                                    -------------------- -------------------- --------------------

Total Increase in Net Assets                                                        886                  718                2,457
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               886  $               718  $             2,457
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                                      Davis
                                                                            Income             Investment              NY
                                                                           Fund of              Company              Venture
                                                                           America             of America             Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                15  $                 9  $                 3
 Asset-Based Insurance Charges (Note 6)                                              (4)                  (4)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       11                    5                    2
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          3                    2                    1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     93                  109                   53
 Capital Gain Distributions (Note 2)                                                  0                   10                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     96                  121                   54
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          107                  126                   56
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              23                   33                   13
 Contract Owner Withdrawals                                                           0                    0                    0
 Net Transfers In (Out) (Note 3)                                                  1,217                1,404                  788
 Contract Charges (Note 6)                                                           (1)                  (1)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                           1,239                1,436                  801
                                                                    -------------------- -------------------- --------------------

Total Increase in Net Assets                                                      1,346                1,562                  857
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,346  $             1,562  $               857
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                Advisor              Advisor
                                                                           Delaware              Equity                Mid
                                                                            Trend                Growth                Cap
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 6)                                              (1)                   0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (1)                   0                   (1)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          0                    0                    1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     13                   10                   40
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     13                   10                   41
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           12                   10                   40
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              11                    1                    4
 Contract Owner Withdrawals                                                           0                    0                    0
 Net Transfers In (Out) (Note 3)                                                    180                  140                  371
 Contract Charges (Note 6)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             191                  141                  375
                                                                    -------------------- -------------------- --------------------

Total Increase in Net Assets                                                        203                  151                  415
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               203  $               151  $               415
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                              Lord Abbett          Lord Abbett
                                                                           Advisor               Bond-               Mid-Cap
                                                                           Overseas            Debenture              Value
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 1  $                 3  $                 3
 Asset-Based Insurance Charges (Note 6)                                               0                   (1)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        1                    2                    1
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          1                    1                    5
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      6                   11                   40
 Capital Gain Distributions (Note 2)                                                  0                    0                    7
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      7                   12                   52
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            8                   14                   53
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    5                   10
 Contract Owner Withdrawals                                                          (1)                   0                   (1)
 Net Transfers In (Out) (Note 3)                                                     78                  287                  638
 Contract Charges (Note 6)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                              77                  292                  647
                                                                    -------------------- -------------------- --------------------

Total Increase in Net Assets                                                         85                  306                  700
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                85  $               306  $               700
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             MFS                  MFS                  MFS
                                                                             Core               Research             Mid Cap
                                                                            Growth           International            Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 6)                                               0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          0                    0                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      5                    1                    7
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      5                    1                    7
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            5                    1                    7
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                    3
 Contract Owner Withdrawals                                                           0                   (1)                   0
 Net Transfers In (Out) (Note 3)                                                    133                   16                  183
 Contract Charges (Note 6)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             133                   15                  186
                                                                    -------------------- -------------------- --------------------

Total Increase in Net Assets                                                        138                   16                  193
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               138  $                16  $               193
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                                   Oppenheimer
                                                                         Oppenheimer             Main                 Quest
                                                                            Global               Street            Opportunity
                                                                            Fund                 Fund              Value Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 2  $                 0
 Asset-Based Insurance Charges (Note 6)                                               0                   (1)                   0
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                    1                    0
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          0                   11                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      8                    6                   (1)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      8                   17                   (1)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            8                   18                   (1)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                    2
 Contract Owner Withdrawals                                                           0                    0                    0
 Net Transfers In (Out) (Note 3)                                                     68                  138                   28
 Contract Charges (Note 6)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                              68                  138                   30
                                                                    -------------------- -------------------- --------------------

Total Increase in Net Assets                                                         76                  156                   29
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                76  $               156  $                29
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                 PIMCO                PIMCO
                                                                            PIMCO              Small Cap              Total
                                                                         Renaissance             Value                Return
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 8  $                 8
 Asset-Based Insurance Charges (Note 6)                                              (2)                  (2)                  (4)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (2)                   6                    4
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                         20                   33                    1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     75                   26                   (3)
 Capital Gain Distributions (Note 2)                                                  0                    7                   20
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     95                   66                   18
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           93                   72                   22
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   16                   15
 Contract Owner Withdrawals                                                           0                   (2)                   0
 Net Transfers In (Out) (Note 3)                                                    580                  455                1,613
 Contract Charges (Note 6)                                                            0                    0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             580                  469                1,627
                                                                    -------------------- -------------------- --------------------

Total Increase in Net Assets                                                        673                  541                1,649
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               673  $               541  $             1,649
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Putnam               Putnam
                                                                           Fund for          International            Putnam
                                                                           Growth &              Equity              Voyager
                                                                            Income               Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 1  $                 0
 Asset-Based Insurance Charges (Note 6)                                               0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                    1                    0
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          0                    0                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      2                    7                    0
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      2                    7                    0
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            2                    8                    0
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               1                    9                    0
 Contract Owner Withdrawals                                                           0                    0                    0
 Net Transfers In (Out) (Note 3)                                                     25                   66                    0
 Contract Charges (Note 6)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                              26                   75                    0
                                                                    -------------------- -------------------- --------------------

Total Increase in Net Assets                                                         28                   83                    0
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                28  $                83  $                 0
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Seligman
                                                                          Small-Cap                                 Templeton
                                                                            Value               Foreign               Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 1  $                 1
 Asset-Based Insurance Charges (Note 6)                                               0                   (2)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                   (1)                   0
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          0                    2                    7
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     18                   50                   10
 Capital Gain Distributions (Note 2)                                                  0                    6                    2
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     18                   58                   19
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           18                   57                   19
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    6                    1
 Contract Owner Withdrawals                                                           0                    0                    0
 Net Transfers In (Out) (Note 3)                                                    287                  824                  122
 Contract Charges (Note 6)                                                            0                   (1)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             287                  829                  123
                                                                    -------------------- -------------------- --------------------

Total Increase in Net Assets                                                        305                  886                  142
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               305  $               886  $               142
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Van Kampen                                Van Kampen
                                                                          Aggressive           Van Kampen            Equity &
                                                                            Growth              Comstock              Income
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 3
 Asset-Based Insurance Charges (Note 6)                                               0                    0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                    0                    2
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains
  On Investments:
 Net Realized Gains (Note 2)                                                          0                    0                    1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      5                   11                   23
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      5                   11                   24
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            5                   11                   26
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               3                    2                    8
 Contract Owner Withdrawals                                                           0                    0                   (1)
 Net Transfers In (Out) (Note 3)                                                    205                  148                  340
 Contract Charges (Note 6)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             208                  150                  347
                                                                    -------------------- -------------------- --------------------

Total Increase in Net Assets                                                        213                  161                  373
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               213  $               161  $               373
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   ML of New York Variable Annuity Separate Account D ("Separate Account D"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account D is governed by New York State Insurance Law. ML of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account D is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of forty-two investment divisions that support one annuity contract - IRA Annuity. ML of New York commenced sales of IRA Annuity contracts on July 1, 2003. The investment divisions are as follows:

   - Merrill Lynch Ready Assets Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Ready Assets Trust ("Ready Assets"). The investment advisor to Ready Assets is Merrill Lynch Investment Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Basic Value Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Basic Value Fund, Inc. ("Basic Value"). The investment advisor to Basic Value is Fund Asset Management, L.P. ("FAM"), an indirect, wholly owned subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Bond Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of Merrill Lynch Bond Fund, Inc. ("Bond Fund"). The investment advisor to Bond Fund is FAM, an indirect, wholly owned subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Fundamental Growth Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Fundamental Growth Fund, Inc. ("Fundamental Growth"). The investment advisor to Fundamental Growth is MLIM, an indirect subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Global Allocation Fund, Inc.- One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Global Allocation Fund, Inc. (" Global Allocation "). The investment advisor to Global Allocation is MLIM, an indirect subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Index Funds, Inc.- One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Index Funds, Inc. ("Index Funds"). The investment advisor to Index Funds is FAM,an indirect, wholly owned subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Value Opportunities Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Value Opportunities Fund, Inc.("Value Opportunities"). The investment advisor to Value Opportunities is FAM, an indirect, wholly owned subsidiary of Merrill Lynch & Co. Effective July 26, 2004 the Small Cap Value Fund was renamed the Value Opportunities Fund.

   - Merrill Lynch U.S. Government Mortgage Fund, Inc.- One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch U.S. Government Mortgage Fund, Inc.("Government Mortgage"). The investment advisor to Government Mortgage is FAM, an indirect, wholly owned subsidiary of Merrill Lynch & Co.

   - AIM Equity Funds - One of the investment divisions invests in the shares of a single mutual fund portfolio of the AIM Equity Funds ("AIM Equity"). The investment advisor AIM Equity is AIM Advisors, Inc.

   - AIM Funds Group - One of the investment divisions invests in the shares of a single mutual fund portfolio of the AIM Funds Group ("AIM Funds"). The investment advisor AIM Funds is AIM Advisors, Inc.

   - AllianceBernstein Growth and Income Fund, Inc.- One of the investment divisions invests in the shares of a single mutual fund portfolio of the AllianceBernstein Growth and Income Fund, Inc. ("Growth & Income"). The investment advisor to Growth & Income is AllianceBernstein Capital Management L.P.

   - AllianceBernstein Large Cap Growth Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the AllianceBernstein Premier Growth Fund, Inc. ("Large Cap Growth"). The investment advisor to Premier Growth is AllianceBernstein Capital Management L.P. Effective December 31, 2004 the Premier Growth Fund was renamed the Large Cap Growth Fund.

   - American Century Capital Portfolios, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the American Century Capital Portfolios, Inc.("Capital Portfolios"). The investment advisor to Capital Portfolios is American Century Investment Management, Inc.

   - The American Funds - Four of the investment divisions each invest in the shares of a single mutual fund portfolio of The American Funds ("American"). The investment advisor to American is Capital Research and Management Company.

   - Davis New York Venture Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Davis New York Venture Fund, Inc. ("Davis NY"). The investment advisor to Davis NY is Davis Selected Advisers, L.P.

   - Delaware Group Equity Funds III- One of the investment divisions invests in the shares of a single mutual fund portfolio of the Delaware Group Equity Funds III ("Delaware"). The investment advisor to Delaware is Delaware Management Company.

   - Fidelity Advisor Series I - Two of the investment divisions each invest in the shares of a single mutual fund portfolio of Fidelity Advisor Series I ("Fidelity I"). The investment advisor to Fidelity I is Fidelity Management & Research Company. The Advisor Mid Cap fund was closed to allocations of premiums and contract value from new investors as of November 26, 2004.

   - Fidelity Advisor Series VIII - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Fidelity Advisor Series VIII ("Fidelity VIII"). The investment advisor to Fidelity VIII is Fidelity Management & Research Company.

   - Lord Abbett Bond-Debenture Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Lord Abbett Bond-Debenture Fund, Inc.("Bond-Debenture"). The investment advisor to Bond-Debenture is Lord, Abbett & Co. LLC.

   - Lord Abbett Mid-Cap Value Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Lord Abbett Mid-Cap Value Fund, Inc.("Mid-Cap Value"). The investment advisor to Mid-Cap Value is Lord, Abbett & Co. LLC.

   - MFS Series Trust I - Two of the investment divisions each invest in the shares of a single mutual fund portfolio of the MFS Series Trust I ("Trust I"). The investment advisor to Trust I is Massachusetts Financial Services Company.

   - MFS Series Trust IV - One of the investment divisions invests in the shares of a single mutual fund portfolio of the MFS Series Trust IV ("Trust IV"). The investment advisor to Trust IV is Massachusetts Financial Services Company.

   - Oppenheimer Global Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Oppenheimer Global Fund ("Oppenheimer Global"). The investment advisor to Oppenheimer Global is OppenheimerFunds, Inc.

   - Oppenheimer Main Street Funds - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Oppenheimer Main Street Funds ("Oppenheimer Main Street"). The investment advisor to Oppenheimer Main Street is OppenheimerFunds, Inc.

   - Oppenheimer Quest for Value Funds - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Oppenheimer Quest for Value Funds (" Oppenheimer Quest "). The investment advisor to Oppenheimer Quest is OppenheimerFunds, Inc.

   - PIMCO Funds: Multi-Manager Series - Two of the investment divisions each invest in the shares of a single mutual fund portfolio of the PIMCO Funds:
      Multi-Manager Series (" Multi-Manager Series"). The investment advisor to Multi-Manager Series is PA Fund Management LLC.

   - PIMCO Funds: Pacific Investment Management Series - One of the investment divisions invests in the shares of a single mutual fund portfolio of the PIMCO Funds Pacific Investment Management Series (" Pacific Investment "). The investment advisor to Pacific Investment is Pacific Investment Management Company, LLC.

   - The Putnam Fund for Growth and Income - One of the investment divisions invests in the shares of a single mutual fund portfolio of The Putnam Fund for Growth and Income ("Putnam Growth"). The investment advisor to Putnam Growth is Putnam Investment Management LLC ("Putnam Management").

   - Putnam International Equity Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Putnam International Equity Fund ("Putnam International"). The investment advisor to Putnam International is Putnam Management.

   - Putnam Voyager Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Putnam Voyager Fund ("Putnam Voyager"). The investment advisor to Putnam Voyager is Putnam Management.

   - Seligman Value Fund Series, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Seligman Value Fund Series, Inc. ("Seligman"). The investment advisor to Seligman is J. & W. Seligman & Co. Incorporated.

   - Templeton Funds, Inc.- One of the investment divisions invests in the shares of a single mutual fund portfolio of the Templeton Funds, Inc. ("Templeton Funds"). The investment advisor to Templeton Funds is Templeton Global Advisors Limited (" Templeton Advisors").

   - Templeton Growth Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Templeton Growth Fund, Inc. (" Templeton Growth "). The investment advisor to Templeton Growth is Templeton Advisors.

   - Van Kampen Equity Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of Van Kampen Equity Trust ("Equity Trust"). The investment advisor to Equity Trust is Van Kampen Investment Advisory Corp.

   - Van Kampen Comstock Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Van Kampen Comstock Fund ("Comstock"). The investment advisor to Comstock is Van Kampen Asset Management Inc.

   - Van Kampen Equity and Income Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Van Kampen Equity and Income Fund ("Van Kampen"). The investment advisor to Van Kampen is Van Kampen Asset Management Inc.

   The assets of Separate Account D are registered in the name of ML of New York. The portion of Separate Account D's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   The  change in net assets accumulated in Separate Account
   D provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under New York State Insurance Law to provide for death benefits (without regard to the guaranteed minimum death benefits) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires  management to  make  estimates and  assumptions
   that  affect  the   reported   amounts  of    assets  and
   liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value. Dividend income includes ordinary dividends and capital gain distributions and is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out basis. Investment transactions are recorded on the trade date.

   The operations of Separate Account D are included in the Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account D for any Federal income tax attributable to Separate Account D. No charge is currently being made against Separate Account D for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to Separate Account D if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account D may also be made.

3. NET TRANSFERS

   Net transfers include transfers among applicable Separate
   Account D investment divisions.

4. PURCHASES AND SALES OF INVESTMENTS

The cost  of purchases and proceeds from sales of investments for the period ended  December 31, 2004 were as follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
  Ready Assets Trust                                                $            24,236  $            25,709
  Basic Value Fund                                                                  454                    7
  Core Bond Portfolio                                                             1,199                  165
  Fundamental Growth Fund                                                           516                  352
  Global Allocation Fund                                                          6,756                1,584
  S&P 500 Index Fund                                                              2,411                2,827
  Value Opportunities Fund                                                        1,394                  131
  U.S. Government Mortgage Fund                                                   1,891                1,533
  AIM Constellation Fund                                                             42                   27
  AIM Premier Equity Fund                                                            11                    1
  AllianceBernstein Growth & Income Fund                                            126                   62
  AllianceBerstein Large Cap Growth Fund                                             57                    1
  Equity Income Fund                                                              4,730                2,588
  Bond Fund of America                                                            2,996                  323
  Growth Fund of America                                                          9,157                  272
  Income Fund of America                                                          3,130                  275
  Investment Company of America                                                   3,143                  101
  Davis NY Venture Fund                                                           3,509                  324
  Delaware Trend Fund                                                               343                   32
  Advisor Equity Growth Fund                                                         14                    8
  Advisor Mid Cap Fund                                                              646                  906
  Advisor Overseas Fund                                                             421                  297
  Lord Abbett Bond-Debenture Fund                                                   915                   59
  Lord Abbett Mid-Cap Value Fund                                                  3,137                1,433
  MFS Core Growth Fund                                                               21                    3
  MFS Research International Fund                                                   241                   36
  MFS Mid Cap Growth Fund                                                           139                   22
  Oppenheimer Global Fund                                                           268                   61
  Main Street Fund                                                                  299                   53
  Oppenheimer Quest Opportunity Value Fund                                           25                    1
  PIMCO Renaissance Fund                                                          2,451                2,301
  PIMCO Small Cap Value Fund                                                      1,785                  480
  PIMCO Total Return Fund                                                         4,579                2,079
  Putnam Fund for Growth & Income                                                    61                    1
  Putnam International Equity Fund                                                  125                   13
  Putnam Voyager Fund                                                                 3                    0
  Seligman Small-Cap Value Fund                                                     408                  249
  Foreign Fund                                                                    1,676                  361
  Templeton Growth Fund                                                           1,475                1,012
  Van Kampen Aggressive Growth Fund                                                  83                    8
  Van Kampen Comstock Fund                                                          914                  119
  Van Kampen Equity & Income Fund                                                   422                   12
                                                                    -------------------- --------------------
                                                                    $            86,209  $            45,828
                                                                    ==================== ====================

5. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. The investment income ratio represents  the dividends, excluding the distributions of capital gains,  received by the investment division from the underlying  mutual fund, net of management fees assessed by the fund manager, divided by the average  net assets.
These ratios exclude those  expenses, such as mortality and expense charges, that result in direct reductions  in the unit values. The recognition of  investment income by the investment division is  affected by the timing of the  declaration of dividends by the  underlying fund in which  the investment divisions  invest. The expense  ratio represents the annualized contract  expenses of  the separate  account,  consisting  primarily of  mortality  and expense charges, for  each  period indicated. The ratios include  only those expenses that result in a direct reduction to unit values. Charges made directly to contract  owner accounts through the  redemption of units and expenses  of the underlying fund are  excluded. The total return amounts include  changes in the value of the  underlying mutual fund, which includes expenses assessed through  the reduction of unit  values. The ratio does  not include any expenses  assessed through  the redemption of units. Investment divisions with a date notation indicate  the effective date of that investment division in the separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(In thousands, except unit values)

Ready Assets Trust
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        161  $         9.89 $        1,591          0.79%         1.30%        -0.51%
            December 31, 2003                        308            9.93          3,064          0.54          1.30         -0.41

Basic Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         46  $        15.65 $          722          1.49%         1.30%         8.71%
            December 31, 2003                         18           14.39            257          1.30          1.30         18.55

Core Bond Portfolio
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        126  $        10.80 $        1,358          3.47%         1.30%         2.69%
            December 31, 2003                         30           10.52            320          2.60          1.30         -0.10

Fundamental Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         42  $        13.18 $          547          0.00%         1.30%         5.11%
            December 31, 2003                         26           12.53            327          0.00          1.30         16.79


5. UNIT VALUES (Continued)

Global Allocation Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------

            December 31, 2004                        404  $        16.65 $        6,735          3.25%         1.30%        12.76%
            December 31, 2003                         87           14.76          1,291          7.80          1.30         16.21

S&P 500 Index Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        102  $        14.48 $        1,472          1.00%         1.30%         8.76%
            December 31, 2003                        131           13.31          1,738          4.55          1.30         13.15

Value Opportunities Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        108  $        17.60 $        1,901          0.00%         1.30%        12.54%
            December 31, 2003                         36           15.63            556          0.00          1.30         22.07

U.S. Government Mortgage Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        129  $        10.37 $        1,342          2.80%         1.30%         1.77%
            December 31, 2003                         96           10.19            982          3.90          1.30          0.33

AIM Constellation Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                          6  $        13.72 $           77          0.00%         1.30%         4.78%
            December 31, 2003                          5           13.09             59          0.00          1.30         14.61



AIM Premier Equity Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                          5  $        13.41 $           61          0.00%         1.30%         4.08%
            December 31, 2003                          4           12.88             47          0.00          1.30         11.71

AllianceBernstein Growth & Income Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         11  $        15.51 $          178          1.30%         1.30%        10.44%
            December 31, 2003                          7           14.04             96          0.00          1.30         13.74

AllianceBernstein Large Cap Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                          8  $        12.91 $           99          0.00%         1.30%         6.75%
            December 31, 2003                          3           12.09             36          0.00          1.30         10.61

Equity Income Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        215  $        14.45 $        3,111          7.62%         1.30%        10.77%
            December 31, 2003                         68           13.04            886          4.23          1.30         12.50

Bond Fund of America
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        278  $        12.30 $        3,417          4.52%         1.30%         4.46%
            December 31, 2003                         61           11.77            718          5.20          1.30          2.58



Growth Fund of America
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        801  $        15.33 $       12,288          0.56%         1.30%        10.47%
            December 31, 2003                        177           13.88          2,457          0.19          1.30         14.89

Income Fund of America
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        299  $        14.87 $        4,444          3.43%         1.30%        11.48%
            December 31, 2003                        101           13.33          1,346          4.88          1.30         12.90

Investment Company of America
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        337  $        14.46 $        4,868          1.86%         1.30%         8.33%
            December 31, 2003                        117           13.35          1,562          2.93          1.30         14.17

Davis NY Venture Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        282  $        15.45 $        4,352          1.18%         1.30%        10.89%
            December 31, 2003                         62           13.93            857          3.90          1.30         16.83

Delaware Trend Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         35  $        16.16 $          561          0.00%         1.30%        10.81%
            December 31, 2003                         14           14.58            203          0.00          1.30         15.06



Advisor Equity Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         12  $        13.75 $          161          0.00%         1.30%         1.48%
            December 31, 2003                         11           13.54            151          0.00          1.30         14.83

Advisor Mid Cap Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         15  $        17.60 $          266          0.00%         1.30%        14.46%
            December 31, 2003                         27           15.37            415          0.00          1.30         19.52

Advisor Overseas Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         13  $        16.43 $          218          0.00%         1.30%        11.50%
            December 31, 2003                          6           14.73             85          0.00          1.30         28.76

Lord Abbett Bond-Debenture Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         88  $        13.58 $        1,192          6.50%         1.30%         7.12%
            December 31, 2003                         24           12.67            306          3.90          1.30          7.22

Lord Abbett Mid-Cap Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        173  $        16.52 $        2,864          0.49%         1.30%        22.45%
            December 31, 2003                         52           13.49            700          1.95          1.30         16.63



MFS Core Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         13  $        12.86 $          170          0.00%         1.30%         8.75%
            December 31, 2003                         12           11.82            138          0.00          1.30          6.96

MFS Research International Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         15  $        16.18 $          239          1.30%         1.30%        18.80%
            December 31, 2003                          1           13.62             16          0.00          1.30         23.74

MFS Mid Cap Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         21  $        16.51 $          352          0.00%         1.30%        12.95%
            December 31, 2003                         13           14.61            193          0.00          1.30         14.92

Oppenheimer Global Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         19  $        16.97 $          320          0.43%         1.30%        17.10%
            December 31, 2003                          5           14.49             76          0.00          1.30         27.09

Main Street Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         31  $        13.90 $          426          1.30%         1.30%         7.94%
            December 31, 2003                         12           12.87            156          2.60          1.30         13.32



Oppenheimer Quest Opportunity Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                          4  $        13.31 $           54          0.00%         1.30%         8.05%
            December 31, 2003                          2           12.31             29          0.00          1.30         11.56

PIMCO Renaissance Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         51  $        21.49 $        1,103          0.00%         1.30%        14.01%
            December 31, 2003                         36           18.84            673          0.00          1.30         32.51

PIMCO Small Cap Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        120  $        16.89 $        2,028          2.02%         1.30%        21.45%
            December 31, 2003                         39           13.90            541          5.20          1.30         17.06

PIMCO Total Return Bond Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        372  $        11.02 $        4,104          2.10%         1.30%         3.27%
            December 31, 2003                        155           10.67          1,649          2.60          1.30         -0.27

Putnam Fund for Growth & Income Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                          6  $        14.95 $           96          1.30%         1.30%         9.50%
            December 31, 2003                          2           13.65             28          0.00          1.30         12.58



Putnam International Equity Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         14  $        15.43 $          217          1.95%         1.30%        14.69%
            December 31, 2003                          7           13.45             83          0.00          1.30         19.96

Putnam Voyager Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                          0  $        13.00 $            3          0.00%         1.30%         3.41%
            December 31, 2003                          0           12.57              0          0.00          1.30         10.94

Seligman Small-Cap Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         29  $        19.04 $          547          3.64%         1.30%        18.99%
            December 31, 2003                         19           15.99            305          0.00          1.30         24.37

Foreign Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        153  $        15.74 $        2,407          2.22%         1.30%        16.58%
            December 31, 2003                         66           13.50            886          0.65          1.30         21.31

Templeton Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         40  $        16.12 $          644          1.11%         1.30%        15.45%
            December 31, 2003                         10           13.96            142          1.30          1.30         18.62



Van Kampen Aggressive Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         22  $        14.95 $          325          0.00%         1.30%        13.56%
            December 31, 2003                         16           13.16            213          0.00          1.30         14.88

Van Kampen Comstock Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         63  $        16.96 $        1,074          1.46%         1.30%        16.01%
            December 31, 2003                         11           14.62            161          0.00          1.30         14.37

Van Kampen Equity & Income Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         60  $        14.05 $          840          2.60%         1.30%        10.29%
            December 31, 2003                         29           12.73            373          3.90          1.30         10.05


6.CHARGES AND FEES

  The  following table  is a listing of all expenses charged to the separate account.  Mortality and expense, rider and administrative  charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense charge                Daily - reduction of unit values        1/365 of 1.30% per day
  Contract maintenance charge                 Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only  if the  greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $50,000
  Guaranteed    minimum    income             Quarterly - redemption of units         0.40%  of the  contract  value at  the end of
  benefit  ("GMIB")  provides the                                                     each  calendar  quarter  based  on  the  GMIB
  future   ability   to   receive                                                     benefit base as of  the last business  day of
  guaranteed minimum payments                                                         each month within the calendar  quarter and a
                                                                                      pro rata amount  of this fee upon termination
                                                                                      of the rider
  Contingent    deferred    sales             Per incident - redemption of units      7% of premium withdrawn for year 0
  charge                                                                              6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      4% of premium withdrawn for year 3
                                                                                      3% of premium withdrawn for year 4
                                                                                      2% of premium withdrawn for year 5
                                                                                      1% of premium withdrawn for year 6
                                                                                      0% of premium withdrawn for year 7 or more
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer  after  the  twelfth
                                                                                      transfer in a contract year


7. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2004 and 2003 were as follows:



                                           Ready              Basic                              Fundamental           Global
                                           Assets             Value            Core Bond            Growth           Allocation
                                           Trust              Fund             Portfolio            Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                       0                  0                  0                  0                  0
Activity during 2003:
     Issued                                      1,517                 19                 35                 27                 91
     Redeemed                                   (1,209)                (1)                (5)                (1)                (4)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                   308                 18                 30                 26                 87
Activity during 2004:
     Issued                                      2,447                 28                113                 42                420
     Redeemed                                   (2,594)                 0                (17)               (26)              (103)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                   161                 46                126                 42                404
                                     ================== ================== ================== ================== ==================


                                                                                  U.S.                                  AIM
                                            S&P               Value            Government            AIM              Premier
                                         500 Index        Opportunities         Mortgage        Constellation          Equity
                                           Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                       0                  0                  0                  0                  0
Activity during 2003:
     Issued                                        132                 36                121                  5                  4
     Redeemed                                       (1)                 0                (25)                 0                  0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                   131                 36                 96                  5                  4
Activity during 2004:
     Issued                                        179                 79                185                  3                  1
     Redeemed                                     (208)                (7)              (152)                (2)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                   102                108                129                  6                  5
                                     ================== ================== ================== ================== ==================


                                     AllianceBernstein  AllianceBernstein
                                          Growth &          Large Cap            Equity              Bond              Growth
                                           Income             Growth             Income              Fund               Fund
                                           Fund               Fund                Fund            of America         of America
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                       0                  0                  0                  0                  0
Activity during 2003:
     Issued                                          7                  3                107                 67                189
     Redeemed                                        0                  0                (39)                (6)               (12)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                     7                  3                 68                 61                177
Activity during 2004:
     Issued                                          8                  5                333                244                646
     Redeemed                                       (4)                 0               (186)               (27)               (22)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                    11                  8                215                278                801
                                     ================== ================== ================== ================== ==================


                                                                                 Davis                                Advisor
                                           Income          Investment             NY               Delaware            Equity
                                            Fund             Company            Venture             Trend              Growth
                                         of America         of America           Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                       0                  0                  0                  0                  0
Activity during 2003:
     Issued                                        104                119                 63                 14                 11
     Redeemed                                       (3)                (2)                (1)                 0                  0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                   101                117                 62                 14                 11
Activity during 2004:
     Issued                                        216                226                243                 23                  1
     Redeemed                                      (18)                (6)               (23)                (2)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                   299                337                282                 35                 12
                                     ================== ================== ================== ================== ==================


                                                                              Lord Abbett        Lord Abbett            MFS
                                        Advisor Mid          Advisor             Bond-             Mid-Cap              Core
                                            Cap              Overseas          Debenture            Value              Growth
                                           Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                       0                  0                  0                  0                  0
Activity during 2003:
     Issued                                         28                  7                 25                 60                 12
     Redeemed                                       (1)                (1)                (1)                (8)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                    27                  6                 24                 52                 12
Activity during 2004:
     Issued                                         41                 27                 69                209                  1
     Redeemed                                      (53)               (20)                (5)               (88)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                    15                 13                 88                173                 13
                                     ================== ================== ================== ================== ==================


                                            MFS                MFS                                                  Oppenheimer
                                          Research           Mid Cap          Oppenheimer           Main               Quest
                                       International          Growth             Global             Street          Opportunity
                                           Fund               Fund               Fund               Fund            Value Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                       0                  0                  0                  0                  0
Activity during 2003:
     Issued                                          1                 13                  5                 23                  2
     Redeemed                                        0                  0                  0                (11)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                     1                 13                  5                 12                  2
Activity during 2004:
     Issued                                         16                  9                 18                 23                  2
     Redeemed                                       (2)                (1)                (4)                (4)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                    15                 21                 19                 31                  4
                                     ================== ================== ================== ================== ==================


                                                              PIMCO              PIMCO              Putnam             Putnam
                                           PIMCO            Small Cap            Total             Fund for        International
                                        Renaissance           Value              Return            Growth &            Equity
                                           Fund               Fund               Fund               Income             Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                       0                  0                  0                  0                  0
Activity during 2003:
     Issued                                         42                 60                159                  2                  7
     Redeemed                                       (6)               (21)                (4)                 0                  0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                    36                 39                155                  2                  7
Activity during 2004:
     Issued                                        127                113                417                  4                  8
     Redeemed                                     (112)               (32)              (200)                 0                 (1)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                    51                120                372                  6                 14
                                     ================== ================== ================== ================== ==================


                                                             Seligman                                                Van Kampen
                                           Putnam           Small-Cap                             Templeton          Aggressive
                                          Voyager             Value             Foreign             Growth             Growth
                                           Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                       0                  0                  0                  0                  0
Activity during 2003:
     Issued                                          0                 19                 69                 16                 16
     Redeemed                                        0                  0                 (3)                (6)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                     0                 19                 66                 10                 16
Activity during 2004:
     Issued                                          0                 24                112                101                  6
     Redeemed                                        0                (14)               (25)               (71)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                     0                 29                153                 40                 22
                                     ================== ================== ================== ================== ==================


                                                            Van Kampen
                                         Van Kampen          Equity &
                                          Comstock            Income
                                           Fund               Fund
                                     ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                       0                  0
Activity during 2003:
     Issued                                         11                 31
     Redeemed                                        0                 (2)
                                     ------------------ ------------------

Outstanding at December 31, 2003                    11                 29
Activity during 2004:
     Issued                                         59                 31
     Redeemed                                       (7)                 0
                                     ------------------ ------------------

Outstanding at December 31, 2004                    63                 60
                                     ================== ==================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors
ML Life Insurance Company of New York


We have audited the accompanying balance sheets of ML Life Insurance Company of New York (the "Company") as of December 31, 2004 and 2003, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.


We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, such financial statements present fairly, in all material respects, the financial position of ML Life Insurance Company of New York as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.


As discussed in Note 1 to the financial statements, in 2004 the Company changed its method of accounting for long-duration contracts to conform to Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contract and for Separate Accounts."



/s/ Deloitte & Touche, LLP
New York, New York
March 2, 2005

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)


BALANCE SHEETS
AS OF DECEMBER 31, 2004 AND 2003
(Dollars in thousands, except common stock par value and shares)
--------------------------------------------------------------------------------------------------------------------------

ASSETS                                                                                            2004            2003
-----------------------------------------------------------------------------------------    -------------    ------------
INVESTMENTS:
   Fixed maturity available-for-sale securities, at estimated fair value
     (amortized cost: 2004 - $177,601; 2003 - $177,770)                                      $     179,753    $    182,182
   Policy loans on insurance contracts                                                              76,750          80,992
                                                                                             -------------    ------------
     Total Investments                                                                             256,503         263,174
CASH AND CASH EQUIVALENTS                                                                            6,649          12,338
ACCRUED INVESTMENT INCOME                                                                            3,919           4,332
DEFERRED POLICY ACQUISITION COSTS                                                                   28,132          25,035
OTHER ASSETS                                                                                         5,978           3,648
SEPARATE ACCOUNTS ASSETS                                                                           980,398         943,233
                                                                                             -------------    ------------
TOTAL ASSETS                                                                                 $   1,281,579    $  1,251,760
                                                                                             =============    ============


See accompanying notes to financial statements.                      (Continued)

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS (Continued)
AS OF DECEMBER 31, 2004 AND 2003
(Dollars in thousands, except common stock par value and shares)
------------------------------------------------------------------------------------------------------------------------

LIABILITIES AND STOCKHOLDER'S EQUITY                                                      2004                  2003
--------------------------------------------------------------------------          -------------          -------------
LIABILITIES:
   POLICYHOLDER LIABILITIES AND ACCRUALS:
       Policyholders' account balances                                              $     207,639          $     216,197
       Claims and claims settlement expenses                                                5,265                  4,071
                                                                                    -------------          -------------
         Total Policyholder Liabilities and Accruals                                      212,904                220,268
   OTHER POLICYHOLDER FUNDS                                                                 1,099                  2,114
     FEDERAL INCOME TAXES -- DEFERRED                                                       3,871                  4,698
   FEDERAL INCOME TAXES -- CURRENT                                                            734                    965
   AFFILIATED PAYABLES -- NET                                                               2,357                  2,837
   OTHER LIABILITIES                                                                           --                     28
   SEPARATE ACCOUNTS LIABILITIES                                                          980,398                943,233
                                                                                    -------------          -------------
         Total Liabilities                                                              1,201,363              1,174,143
                                                                                    -------------          -------------
STOCKHOLDER'S EQUITY:
   Common stock, $10 par value - 220,000 shares authorized, issued and
     outstanding                                                                            2,200                  2,200
   Additional paid-in capital                                                              52,310                 52,310
   Retained earnings                                                                       25,088                 21,756
   Accumulated other comprehensive income                                                     618                  1,351
                                                                                    -------------          -------------
         Total Stockholder's Equity                                                        80,216                 77,617
                                                                                    -------------          -------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                          $   1,281,579          $   1,251,760
                                                                                    =============          =============

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(Dollars in thousands)
----------------------------------------------------------------------------------------------------------------------------

                                                                                            2004        2003         2002
                                                                                         ---------   ----------   ----------
REVENUES:
   Policy charge revenue                                                                 $  18,426   $   16,388   $  17,963
   Net investment income                                                                    11,222       12,775      14,583
   Net realized investment gains (losses)                                                      127          633      (3,158)
                                                                                         ---------   ----------   ----------
     Total Revenues                                                                         29,775       29,796      29,388
                                                                                         ---------   ----------   ----------
BENEFITS AND EXPENSES:
   Interest credited to policyholders' account balances                                      9,096        9,756      10,610
   Policy benefits (net of reinsurance recoveries: 2004 - $1,066; 2003 - $705; 2002 -
     $959)                                                                                   3,014        4,027       4,486
   Reinsurance premium ceded                                                                 1,722        1,577       1,748
   Amortization of deferred policy acquisition costs                                           821        4,810       5,467
   Insurance expenses and taxes                                                              3,999        3,562       3,402
                                                                                         ---------   ----------   ----------
     Total Benefits and Expenses                                                            18,652       23,732      25,713
                                                                                         ---------   ----------   ----------
     Earnings Before Federal Income Tax Provision                                           11,123        6,064       3,675
                                                                                         ---------   ----------   ----------
FEDERAL INCOME TAX PROVISION (BENEFIT):
   Current                                                                                   2,597        4,510      (2,856)
   Deferred                                                                                    662       (2,818)      3,423
                                                                                         ---------   ----------   ----------
     Total Federal Income Tax Provision                                                      3,259        1,692         567
                                                                                         ---------   ----------   ----------
EARNINGS BEFORE CHANGE IN ACCOUNTING PRINCIPLE                                               7,864        4,372       3,108
                                                                                         ---------   ----------   ----------
       Change in Accounting Principle, Net of Tax                                           (2,032)          --          --
                                                                                         ---------   ----------   ----------
NET EARNINGS                                                                             $   5,832   $    4,372   $   3,108
                                                                                         =========   ==========   =========

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(Dollars in thousands)



                                                                                               2004       2003       2002
                                                                                            ---------   --------   --------
NET EARNINGS                                                                                $   5,832   $  4,372   $  3,108
                                                                                            ---------   --------   --------
OTHER COMPREHENSIVE INCOME (LOSS):
   Net unrealized gains (losses) on available-for-sale securities:
     Net unrealized holding gains (losses) arising during the period                           (2,133)     1,245       (237)
     Reclassification adjustment for (gains) losses included in net earnings                     (127)      (321)     3,160
                                                                                            ---------   --------   --------
     Total net unrealized gains (losses) on available-for-sale securities                      (2,260)       924      2,923
     Adjustments for:
       Policyholder liabilities                                                                 1,132        864       (880)
       Deferred federal income taxes                                                              395       (626)      (715)
                                                                                            ---------   --------   --------
   Total other comprehensive income (loss), net of tax                                           (733)     1,162      1,328
                                                                                            ---------   --------   --------
COMPREHENSIVE INCOME                                                                        $   5,099   $  5,534   $  4,436
                                                                                            =========   ========   ========

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(Dollars in thousands)
-------------------------------------------------------------------------------------------------------------------------

                                                                                        ACCUMULATED
                                                            ADDITIONAL                     OTHER                TOTAL
                                                 COMMON       PAID-IN    RETAINED      COMPREHENSIVE        STOCKHOLDER'S
                                                  STOCK       CAPITAL    EARNINGS      INCOME (LOSS)           EQUITY
                                               --------     ----------   ---------     -------------        -------------
BALANCE, JANUARY 1, 2002                       $  2,200      $  52,310   $  14,276       $  (1,139)          $   67,647
   Net earnings                                                              3,108                                3,108
   Other comprehensive income, net of tax                                                    1,328                1,328
                                               --------      ---------   ---------       ---------           ----------
BALANCE, DECEMBER 31, 2002                        2,200         52,310      17,384             189               72,083
   Net earnings                                                              4,372                                4,372
   Other comprehensive income, net of tax                                                    1,162                1,162
                                               --------      ---------   ---------       ---------           ----------
BALANCE, DECEMBER 31, 2003                        2,200         52,310      21,756           1,351               77,617
   Net earnings                                                              5,832                                5,832
   Cash dividend paid to parent                                             (2,500)                              (2,500)
   Other comprehensive loss, net of tax                                                       (733)                (733)
                                               --------      ---------   ---------       ---------           ----------
BALANCE, DECEMBER 31, 2004                     $  2,200      $  52,310   $  25,088       $     618           $   80,216
                                               ========      =========   =========       =========           ==========

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002 (Dollars in thousands)
----------------------------------------------------------------------------------------------------------------------------

                                                                                     2004           2003           2002
                                                                                  ----------    ------------    -----------
Cash Flows From Operating Activities:
   Net earnings                                                                   $    5,832    $      4,372    $     3,108
   Noncash items included in earnings:
     Change in accounting principle, net of tax                                        2,032              --             --
     Amortization of deferred policy acquisition costs                                   821           4,810          5,467
     Capitalization of policy acquisition costs                                       (3,924)         (2,323)        (2,074)
     Amortization of investments                                                         622             689            837
     Interest credited to policyholders' account balances                              9,096           9,756         10,610
     Change in variable contract reserves                                               (188)             --             --
     Provision (benefit) for deferred Federal income tax                                 662          (2,818)         3,423
   (Increase) decrease in operating assets:
     Accrued investment income                                                           413             513           (197)
     Federal income taxes -- current                                                      --           1,628         (1,628)
     Other                                                                            (2,330)            495              6
   Increase (decrease) in operating liabilities:
     Claims and claims settlement expenses                                             1,338             782           (820)
     Other policyholder funds                                                         (1,015)          1,327           (338)
     Federal income taxes -- current                                                    (231)            965           (194)
     Affiliated payables -- net                                                         (480)            367          1,710
     Other                                                                               (28)           (470)          (483)
   Other operating activities:
     Net realized investment (gains) losses                                             (127)           (633)         3,158
                                                                                  ----------    ------------    -----------
       Net cash and cash equivalents provided by operating activities                 12,493          19,460         22,585
                                                                                  ----------    ------------    -----------
Cash Flow From Investing Activities:
   Proceeds from (payments for):
     Sales of available-for-sale securities                                           26,368          38,922         32,338
     Maturities of available-for-sale securities                                      26,870          60,331         24,996
     Purchases of available-for-sale securities                                      (53,564)       (109,475)       (74,117)
     Policy loans on insurance contracts                                               4,242           5,611          6,364
                                                                                  ----------    ------------    -----------
       Net cash and cash equivalents provided by (used in) investing activities   $    3,916    $     (4,611)   $   (10,419)
                                                                                  ==========    ============    ===========

See accompanying notes to financial statements.                      (Continued)

ML LIFE INSURANCE COMPANY OF NEW YORK
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)
------------------------------------------------------------------


STATEMENTS OF CASH FLOWS (Continued)
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(Dollars in thousands)
----------------------------------------------------------------------------------------------------------------------------

                                                                                         2004          2003         2002
                                                                                      -----------  -----------   ----------
Cash Flows From Financing Activities:
   Proceeds from (payments for):
     Cash dividend paid to parent                                                     $    (2,500) $        --   $       --
     Policyholder deposits (excludes internal policy replacement deposits)                 71,983       57,372       62,927
     Policyholder withdrawals (including transfers from separate accounts)                (91,581)     (82,975)     (72,525)
                                                                                      -----------  -----------   ----------
     Net cash and cash equivalents used in financing activities                           (22,098)     (25,603)      (9,598)
                                                                                      -----------  -----------   ----------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                       (5,689)     (10,754)       2,568
CASH AND CASH EQUIVALENTS:
   Beginning of year                                                                       12,338       23,092       20,524
                                                                                      -----------  -----------   ----------
   End of year                                                                        $     6,649  $    12,338   $   23,092
                                                                                      ===========  ===========   ==========
Supplementary Disclosure of Cash Flow Information:
   Cash paid to (received from) affiliates for:
     Federal income taxes                                                             $     2,828  $     1,917   $   (1,034)
     Interest                                                                                  25           18           11

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


   DESCRIPTION OF BUSINESS: ML Life Insurance Company of New York (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of New York.


   The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is licensed to sell insurance and annuities in nine states; however, it currently limits its marketing activities to the State of New York. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.


   BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.


   The significant accounting policies and related judgments underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.


   For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.


   Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.


   REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain benefit guarantees selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.


   Revenues for variable life insurance contracts consist of policy charges for
   i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.


   Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture single premium deferred annuities or single premium whole life contracts.


   INVESTMENTS: The Company's investments in fixed maturity securities are classified as available-for-sale and are carried at estimated fair value with unrealized gains and losses included in stockholder's equity as a component of accumulated other comprehensive income, net of tax. If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services) and the Company's ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential other-than-temporary impairment include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer iii) certain security restructurings, and iv) fair market value less than amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.


   For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.


   Certain fixed maturity securities are considered below investment grade. The Company defines below investment grade fixed maturity securities as unsecured debt obligations that have a rating equivalent to Standard and Poor's (or similar rating agency) BB+ or lower.


   Policy loans on insurance contracts are stated at unpaid principal balances.


   DEFERRED POLICY ACQUISITION COSTS ("DAC"): Certain policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as "DAC unlocking". It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.


   Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.


   During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to this reinsurance agreement for the years ended December 31:


                                                              2004                   2003                  2002
                                                           ---------              ---------             ---------
      Beginning balance                                    $   8,830              $   9,703             $  11,341
      Interest accrued                                           662                    728                   851
      Amortization                                            (1,325)                (1,601)               (2,489)
                                                           ---------              ---------             ---------
      Ending balance                                       $   8,167              $   8,830             $   9,703
                                                           =========              =========             =========

   The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.


                                2005        $646
                                2006        $738
                                2007        $726
                                2008        $718
                                2009        $711

   SEPARATE ACCOUNTS: The Company's Separate Accounts consist of variable annuities and variable life contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with New York State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.


   Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Earnings. Mortality, policy administration and withdrawal charges associated with Separate Accounts products are included in revenue in the Statements of Earnings.


   POLICYHOLDERS' ACCOUNT BALANCES: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:


   Interest-sensitive life products                        4.00%
   Interest-sensitive deferred annuities                   3.00% -- 7.40%
   Immediate annuities                                     3.00% -- 8.80%

   These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.


   CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.


   INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal income tax liability.


   The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. See Note 6 to the Financial Statements for further information.


   The Company is generally subject to taxes on premiums and, in substantially all states, is exempt from state income taxes.


   ACCOUNTING PRONOUNCEMENTS: On January 1, 2004, the Company adopted the provisions of Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 requires the establishment of a liability for contracts that contain death or other insurance benefits using a reserve methodology that is different from the methodology that the Company previously employed. As a result, the Company recorded a $3,120 increase in policyholder liabilities and a $6 decrease in DAC resulting in a charge to earnings of $2,032, net of a federal income tax benefit of $1,094, which was reported as a cumulative effect of a change in accounting principle. For the year ended December 31, 2004, changes in policyholder liabilities related to SOP 03-1, excluding the change in accounting principle, did not have a material impact on the Company's Statements of Earnings.


   SOP 03-1 requires new disclosures regarding the Company's Separate Accounts and insurance contracts containing guarantee provisions. See Note 5 to the Financial Statements for these disclosures.

   In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on Issue 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments. EITF 03-1 requires that when the fair value of an investment security is less than its carrying value, an impairment exists for which the determination must be made as to whether the impairment is other-than-temporary. The EITF 03-1 impairment model applies to all investment securities accounted for under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and to investment securities accounted for under the cost method to the extent an impairment indicator exists. Under the guidance, the determination of whether an impairment is other-than-temporary and therefore would result in a recognized loss depends on market conditions and management's intent and ability to hold the securities with unrealized losses. In September 2004, the Financial Accounting Standards Board ("FASB") approved FASB Staff Position EITF 03-1, which defers the effective date for recognition and measurement guidance contained in EITF 03-1 until certain issues are resolved. The impact on the Company's Financial Statements will be determined when the final EITF 03-1 is issued. The Company will adopt the guidance at the time it is issued. The Company previously implemented the disclosure requirements of EITF 03-1 in its 2003 Financial Statements. See Note 3 to the Financial Statements for additional information.


NOTE 2. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS


   Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:


                                                                                     2004                   2003
                                                                                 ------------          -------------
   Assets:
      Fixed maturity securities (1)                                              $    179,753          $     182,182
      Policy loans on insurance contracts (2)                                          76,750                 80,992
      Cash and cash equivalents (3)                                                     6,649                 12,338
      Separate Accounts assets (4)                                                    980,398                943,233
                                                                                 ------------          -------------
   Total assets                                                                  $  1,243,550          $   1,218,745
                                                                                 ============          =============
   Liabilities:
      Policyholders' account balances                                            $    207,639          $     216,197
                                                                                 ============          =============

   1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2004 and 2003, securities without a readily ascertainable market value, having an amortized cost of $31,189 and $21,702, had an estimated fair value of $31,752 and $22,580, ( respectively.

   2) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the ( policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

   (3) The estimated fair value of cash and cash equivalents approximates the carrying value.

   (4) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 3. INVESTMENTS

      The amortized cost and estimated fair value of investments in fixed maturity securities as of December 31 were:

                                                                                           2004
                                                          ----------------------------------------------------------------------
                                                                                GROSS               GROSS              ESTIMATED
                                                          AMORTIZED           UNREALIZED          UNREALIZED             FAIR
                                                            COST                GAINS               LOSSES               VALUE
                                                          ---------           ----------          ----------           ---------
Fixed maturity securities:
   Corporate debt securities                               $164,746            $  2,675            $  1,371            $166,050
   U.S. Government and agencies                               7,048                 508                  --               7,556
   Foreign governments                                        4,501                 316                  22               4,795
   Mortgage-backed securities                                 1,306                  56                  10               1,352
                                                           --------            --------            --------            --------
Total fixed maturity securities                            $177,601            $  3,555            $  1,403            $179,753
                                                           ========            ========            ========            ========

                                                                                           2003
                                                          ----------------------------------------------------------------------
                                                                                GROSS               GROSS              ESTIMATED
                                                          AMORTIZED           UNREALIZED          UNREALIZED             FAIR
                                                            COST                GAINS               LOSSES               VALUE
                                                          ---------           ----------          ----------           ---------
Fixed maturity securities:
   Corporate debt securities                               $158,415            $  4,420            $  1,082            $161,753
   U.S. Government and agencies                              15,049                 748                  --              15,797
   Foreign governments                                        3,005                 248                   2               3,251
   Mortgage-backed securities                                 1,301                  90                  10               1,381
                                                           --------            --------            --------            --------
Total fixed maturity securities                            $177,770            $  5,506            $  1,094            $182,182
                                                           ========            ========            ========            ========

      Estimated fair value and gross unrealized losses by length of time that certain fixed maturity securities have been in a continuous unrealized loss position at December 31 were:

                                                                                       2004
                                                ---------------------------------------------------------------------------------
                                                   LESS THAN 12 MONTHS         MORE THAN 12 MONTHS               TOTAL
                                                --------------------------   ------------------------    ------------------------
                                                ESTIMATED       UNREALIZED   ESTIMATED     UNREALIZED    ESTIMATED     UNREALIZED
                                                FAIR VALUE        LOSSES     FAIR VALUE      LOSSES      FAIR VALUE      LOSSES
                                                ----------      ----------   ----------    ----------    ----------    ----------
Fixed maturity securities:
   Corporate debt securities                       $69,029       $   676       $14,893       $   695       $83,922       $ 1,371
   Foreign governments                               2,476            22            --            --         2,476            22
   Mortgage-backed securities                          829            10            --            --           829            10
                                                   -------       -------       -------       -------       -------       -------
Total temporarily impaired securities              $72,334       $   708       $14,893       $   695       $87,227       $ 1,403
                                                   =======       =======       =======       =======       =======       =======

                                                                                       2003
                                                ---------------------------------------------------------------------------------
                                                   LESS THAN 12 MONTHS         MORE THAN 12 MONTHS               TOTAL
                                                --------------------------   ------------------------    ------------------------
                                                ESTIMATED       UNREALIZED   ESTIMATED     UNREALIZED    ESTIMATED     UNREALIZED
                                                FAIR VALUE        LOSSES     FAIR VALUE      LOSSES      FAIR VALUE      LOSSES
                                                ----------      ----------   ----------    ----------    ----------    ----------
Fixed maturity securities:
   Corporate debt securities                       $37,273       $   856       $ 1,227       $   226       $38,500       $ 1,082
   Foreign governments                                 997             2            --            --           997             2
   Mortgage-backed securities                          604            10            --            --           604            10
                                                   -------       -------       -------       -------       -------       -------
Total temporarily impaired securities              $38,874       $   868       $ 1,227       $   226       $40,101       $ 1,094
                                                   =======       =======       =======       =======       =======       =======

      Unrealized losses primarily relate to corporate debt securities rated BBB or higher and are due to price fluctuations resulting from changes in interest rates and credit spreads. These investments are not considered other-than-temporarily impaired since based on the most recent available information the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

      There were no realized investment losses due to other-than-temporary declines in fair value for the year ended December 31, 2004. The Company recorded realized investment losses due to other-than-temporary declines in fair value of $786 and $3,503 for the years ended December 31, 2003 and 2002 respectively.

      The amortized cost and estimated fair value of fixed maturity securities at December 31 by contractual maturity were:

                                                                                                2004
                                                                                -----------------------------------
                                                                                AMORTIZED                 ESTIMATED
                                                                                  COST                   FAIR VALUE
                                                                                ---------                ----------
Fixed maturity securities:
   Due in one year or less                                                      $ 12,678                   $ 12,751
   Due after one year through five years                                         140,870                    141,725
   Due after five years through ten years                                         14,094                     14,586
   Due after ten years                                                             8,653                      9,339
                                                                                --------                   --------
                                                                                 176,295                    178,401
   Mortgage-backed securities                                                      1,306                      1,352
                                                                                --------                   --------
Total fixed maturity securities                                                 $177,601                   $179,753
                                                                                ========                   ========

                                                                                            2003
                                                                                -----------------------------------
                                                                                AMORTIZED                 ESTIMATED
                                                                                  COST                   FAIR VALUE
                                                                                ---------                ----------
Fixed maturity securities:
   Due in one year or less                                                      $ 20,935                   $ 21,123
   Due after one year through five years                                         138,415                    141,602
   Due after five years through ten years                                          8,437                      8,809
   Due after ten years                                                             8,682                      9,267
                                                                                --------                   --------
                                                                                 176,469                    180,801
   Mortgage-backed securities                                                      1,301                      1,381
                                                                                --------                   --------
Total fixed maturity securities                                                 $177,770                   $182,182
                                                                                ========                   ========


      Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      The amortized cost and estimated fair value of fixed maturity securities at December 31 by rating agency equivalent were:

                                                                                               2004
                                                                                -----------------------------------
                                                                                AMORTIZED                 ESTIMATED
                                                                                  COST                   FAIR VALUE
                                                                                ---------                ----------
AAA                                                                             $ 41,191                   $ 41,917
AA                                                                                35,057                     35,057
A                                                                                 77,483                     78,885
BBB                                                                               23,870                     23,894
                                                                                --------                   --------
Total fixed maturity securities                                                 $177,601                   $179,753
                                                                                ========                   ========



                                                                                               2003
                                                                                -----------------------------------
                                                                                AMORTIZED                 ESTIMATED
                                                                                  COST                   FAIR VALUE
                                                                                ---------                ----------
AAA                                                                             $ 52,686                   $ 54,211
AA                                                                                29,903                     30,067
A                                                                                 75,576                     78,176
BBB                                                                               18,211                     18,395
Below investment grade                                                             1,394                      1,333
                                                                                --------                   --------
Total fixed maturity securities                                                 $177,770                   $182,182
                                                                                ========                   ========


      The Company has recorded certain adjustments to policyholders' account balances in conjunction with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income, net of taxes. The components of net unrealized gains included in accumulated other comprehensive income as of December 31 were as follows:

                                                                                 2004                      2003
                                                                                ------                    ------
Assets:
   Fixed maturity securities                                                    $2,152                    $4,412
                                                                                ------                    ------
Liabilities:
   Policyholders' account balances                                               1,202                     2,334
   Federal income taxes -- deferred                                                332                       727
                                                                                ------                    ------
                                                                                 1,534                     3,061
                                                                                ------                    ------
Stockholder's equity:
   Accumulated other comprehensive income                                       $  618                    $1,351
                                                                                ======                    ======

      Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                                                               2004                    2003                    2002
                                                                             -------                 -------                 -------
Proceeds                                                                     $26,368                 $38,922                 $32,338
Gross realized investment gains                                                  280                   2,485                   1,259
Gross realized investment losses                                                 153                   1,852                   4,417

      The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds on the sale of available-for-sale securities sold at a realized loss were $14,811, $7,903 and $12,335 for the years ended December 31, 2004, 2003, and 2002, respectively.

      The Company had investment securities with a carrying value of $906 and $959 that were deposited with insurance regulatory authorities at December 31, 2004 and 2003, respectively.

      Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

      Net investment income by source for the years ended December 31 was as follows:

                                                                               2004                   2003                   2002
                                                                             --------               --------               --------
Fixed maturity securities                                                    $  7,416               $  8,589               $  9,131
Equity securities                                                                  --                    206                    855
Policy loans on insurance contracts                                             3,751                  4,004                  4,400
Cash and cash equivalents                                                         265                    221                    410
Other                                                                             129                     52                     72
                                                                             --------               --------               --------
Gross investment income                                                        11,561                 13,072                 14,868
Less investment expenses                                                         (339)                  (297)                  (285)
                                                                             --------               --------               --------
Net investment income                                                        $ 11,222               $ 12,775               $ 14,583
                                                                             ========               ========               ========

      Net realized investment gains (losses), for the years ended December 31 were as follows:

                                                                                 2004                  2003                  2002
                                                                                -------               -------               -------
Fixed maturity securities                                                       $   127               $   460               $(3,642)
Equity securities                                                                    --                   173                   484
                                                                                -------               -------               -------
Net realized investment gains (losses)                                          $   127               $   633               $(3,158)
                                                                                =======               =======               =======


NOTE 4. DAC

      The components of amortization of DAC for the years ended December 31 were as follows:

                                                                                               2004            2003            2002
                                                                                              -------         -------        -------
Normal amortization related to variable life insurance and annuity contracts                  $ 3,788         $ 3,774        $ 3,957
DAC unlocking                                                                                  (2,967)          1,036          1,510
                                                                                              -------         -------        -------
Total amortization of DAC                                                                     $   821         $ 4,810        $ 5,467
                                                                                              =======         =======        =======

      During 2004, the Company elected to adopt new assumptions for market returns associated with assets held in the Company's variable annuity separate accounts. If returns over a determined historical period differ from the Company's long-term assumption, returns for future determined periods are calculated so that the long-term assumption is achieved. This method for projecting market returns is known as reversion to the mean, a standard industry practice. The Company previously established estimates for market returns based on actual historical results and on future anticipated market returns without the use of a mean reversion technique.

NOTE 5. SEPARATE ACCOUNTS

      VARIABLE ANNUITY CONTRACTS CONTAINING GUARANTEES

      The Company issues variable annuity contracts in which the Company may contractually guarantee to the contract owner a guaranteed minimum death benefit ("GMDB") and/or an optional guaranteed minimum income benefit ("GMIB"). In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) the contract value on specified contract anniversaries, ii) return of contract deposits, or iii) some combination of these benefits. Each benefit type is reduced for contract withdrawals. In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised. The Company began offering GMIB benefits in 2003.

      At December 31, 2004, the Company had the following variable annuity contracts containing guarantees:

                                                                                        GMDB           GMIB
                                                                                   -------------    ----------
Net amount at risk                                                                 $  63,233 (1)    $   -- (2)
Average attained age of contract owners                                                   67            58
Weighted average period remaining until expected annuitization                           n/a          9 yrs

      (1) Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners' account balance at the balance sheet date.

      (2) Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner determined in accordance with the terms of the contract in excess of the contract owners' account balance at the balance sheet date.

      The Company has recorded liabilities for contracts containing guarantees as a component of policyholder liabilities in the December 31, 2004 Balance Sheet. Prior to the adoption of SOP 03-1, the Company's liability was $144 and was included as a component of claims and claims settlement expenses in the December 31, 2003 Balance Sheet. Changes in these guarantee liabilities are included as a component of policy benefits in the Statements of Earnings. The variable annuity liability for each type of guarantee at December 31, 2004 was as follows:

                                                                                        GMDB           GMIB
                                                                                   -------------    ----------
Balance at January 1, 2004                                                            $   3,087        $  --
Incurred guarantee benefits                                                               1,287           26
Paid guarantee benefits                                                                  (1,511)          --
                                                                                      ---------        -----
Balance at December 31, 2004                                                          $   2,863        $  26
                                                                                      =========        =====


      The GMDB liability is determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and surrender assumptions that are based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC.

      At December 31, 2004, contract owners' account balances by mutual fund class for contracts containing each type of guarantee were distributed as follows:

                       MONEY
                       MARKET         BOND       EQUITY      BALANCED       TOTAL
                      --------     --------     --------     --------     --------
GMDB only             $ 24,189      136,476      410,449       53,533     $624,647
GMIB and GMDB (3)     $  2,516       15,743       59,369        9,746     $ 87,374
                      --------     --------     --------     --------     --------
Total                 $ 26,705      152,219      469,818       63,279     $712,021
                      ========     ========     ========     ========     ========

      (3)   All variable annuity contracts with GMIB provisions include a GMDB.

      VARIABLE LIFE CONTRACTS CONTAINING GUARANTEES

      The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract's account value.

      The Company has recorded liabilities for contracts containing guarantees as a component of policyholder liabilities in the Balance Sheets. Changes in the guarantee liability are included as a component of policy benefits in the Statements of Earnings. The variable life GMDB liability at December 31, 2004 was $191. The variable life GMDB liability is set as a percentage of asset-based fees and cost of insurance charges deducted from contracts that include a GMDB provision. The percentage is established based on the Company's estimate of the likelihood of future GMDB claims.

      At December 31, 2004, contract owners' account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

              MONEY
              MARKET         BOND      EQUITY       BALANCED      OTHER        TOTAL
             --------       ------     ------       --------      -----      --------
GMDB         $ 35,725       38,075     88,514        104,748      1,315      $268,377

NOTE 6. FEDERAL INCOME TAXES

      The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                                                    2004         2003         2002
                                                                  -------      -------      -------
Provision for income taxes computed at Federal statutory rate     $ 3,893      $ 2,123      $ 1,286
Increase (decrease) in income taxes resulting from:
   Dividend received deduction                                       (622)        (243)        (707)
     Foreign tax credit                                               (12)        (188)         (12)
                                                                  -------      -------      -------
Federal income tax provision                                      $ 3,259      $ 1,692      $   567
                                                                  =======      =======      =======

      The Federal statutory rate for each of the three years ended December 31 was 35%.

      The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                      2004         2003         2002
                                                    -------      -------      -------
DAC                                                 $ 1,414      $  (508)     $  (852)
Investment adjustments                                  (19)          (2)         (60)
Policyholders' account balances (1)                    (733)      (2,308)       4,335
                                                    -------      -------      -------
Deferred Federal income tax provision (benefit)     $   662      $(2,818)     $ 3,423
                                                    =======      =======      =======

      (1) The 2004 amount excludes a deferred tax benefit of $1,094 related to the adoption of SOP 03-1, as described in Note 1.

      Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                2004       2003
                                                               ------     ------
Deferred tax assets:
   Policyholders' account balances                             $2,751     $  924
   Investment adjustments                                       1,465      1,446
                                                               ------     ------
Total deferred tax assets                                       4,216      2,370
                                                               ------     ------
Deferred tax liabilities:
   DAC                                                          7,755      6,341
   Net unrealized investment gain on investment securities        332        727
                                                               ------     ------
Total deferred tax liabilities                                  8,087      7,068
                                                               ------     ------
Net deferred tax liability                                     $3,871     $4,698
                                                               ======     ======

      The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 7. REINSURANCE

      In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and joint life policies.

      Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $93 that can be drawn upon for delinquent reinsurance recoverables.

      As of December 31, 2004, the Company had the following life insurance inforce:

                                                                                          PERCENTAGE
                                                 CEDED TO       ASSUMED                   OF AMOUNT
                                     GROSS         OTHER       FROM OTHER       NET       ASSUMED TO
                                     AMOUNT      COMPANIES      COMPANIES      AMOUNT        NET
                                    --------     ---------     ----------     --------    ----------
Life insurance inforce              $656,699     $ 91,717       $  2,079      $567,061       0.4%

      In addition, the Company seeks to limit its exposure to guaranteed features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2004, 100% and 5% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.

NOTE 8. RELATED PARTY TRANSACTIONS

      The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG, in relation to this service agreement, are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $3,616, $3,441 and $3,478 for 2004, 2003 and 2002, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $25, $18 and $11 for 2004, 2003 and 2002, respectively. Intercompany interest is included in net investment income.

      The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $169, $171 and $150 for 2004, 2003 and 2002, respectively.

      During 2002, MLIG entered into an agreement with Roszel Advisors, LLC ("Roszel"), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust ("the Trust"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust in connection with variable annuity contracts the Company has inforce. Under this agreement, Roszel pays MLIG an amount equal to a percentage of the assets invested in the Trust through the Separate Accounts. Revenue attributable to this agreement is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation in the amount of $180, $101 and $22 during 2004, 2003 and 2002, respectively.

      The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $3,304, $2,267 and $1,902 for 2004, 2003 and 2002, respectively. Certain commissions were capitalized as DAC and are being amortized in accordance with the accounting policy discussed in Note 1 to the Financial Statements. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

      While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 9. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

      During 2004, the Company paid an ordinary cash dividend of $2,500 to MLIG. The Company filed no dividend requests during 2003 or 2002.

      Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis.

      The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The State of New York has adopted the National Association of Insurance Commissioners ("NAIC") statutory accounting practices as a component of prescribed or permitted practices by the State of New York.

      Statutory capital and surplus at December 31, 2004 and 2003, was $32,680 and $28,371, respectively. At December 31, 2004 and 2003, approximately $3,048 and $2,617, respectively, of stockholder's equity was available for distribution to MLIG that does not require approval by the New York Insurance Department.

      The Company's statutory net income (loss) for 2004, 2003 and 2002 was $7,141, $6,567 and ($13,824), respectively. The statutory net loss incurred during 2002 was primarily due to establishing additional policy benefit reserves required by state insurance regulation.

      The NAIC utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2004, and 2003, based on the RBC formula, the Company's total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 10. COMMITMENTS AND CONTINGENCIES

      State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's contract owner obligations (within specified limits). Based upon the public information available at this time, management believes the Company has no material financial obligations to state guaranty associations.

      In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 11. SEGMENT INFORMATION

      In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance and interest-sensitive life insurance contracts. The Company currently does not manufacture, market, or issue life insurance contracts. The Company's Annuity segment consists of variable annuity and interest-sensitive annuity contracts. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the contract level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on invested assets that do not support life or annuity contract owner liabilities.

      The following table summarizes each business segment's contribution to the consolidated amounts.

                                                                                2004
                                                   -------------------------------------------------------------
                                                      LIFE
                                                    INSURANCE        ANNUITIES          OTHER           TOTAL
                                                   -----------      -----------      -----------     -----------
Policy charge revenue                              $     7,624      $    10,802      $        --     $    18,426
Net interest spread (1)                                    552              707              867           2,126
Net realized investment gains                               --              113               14             127
                                                   -----------      -----------      -----------     -----------
Net revenues                                             8,176           11,622              881          20,679
                                                   -----------      -----------      -----------     -----------
Policy benefits                                          1,705            1,309               --           3,014
Reinsurance premium ceded                                1,479              243               --           1,722
Amortization of DAC                                      1,130             (309)              --             821
Insurance expenses and taxes                             1,269            2,730               --           3,999
                                                   -----------      -----------      -----------     -----------
Net benefits and expenses                                5,583            3,973               --           9,556
                                                   -----------      -----------      -----------     -----------
Earnings before federal income tax provision             2,593            7,649              881          11,123
                                                   -----------      -----------      -----------     -----------
Federal income tax provision                               520            2,431              308           3,259
                                                   -----------      -----------      -----------     -----------
Earnings before change in accounting principle           2,073            5,218              573           7,864
                                                   -----------      -----------      -----------     -----------
Change in accounting principle, net of tax                (115)          (1,917)              --          (2,032)
                                                   -----------      -----------      -----------     -----------
Net earnings                                       $     1,958      $     3,301      $       573     $     5,832
                                                   ===========      ===========      ===========     ===========
Balance Sheet Information:
Total assets                                       $   380,257      $   875,359      $    25,963     $ 1,281,579
DAC                                                      9,119           19,013               --          28,132
Policyholder liabilities and accruals                   90,451          122,453               --         212,904
Other policyholder funds                                   449              650               --           1,099

                                                                           2003
                                                   -----------------------------------------------------
                                                   LIFE
                                                 INSURANCE       ANNUITIES        OTHER         TOTAL
                                                 ----------     ----------     ----------     ----------
Policy charge revenue                            $    7,605     $    8,783     $       --     $   16,388
Net interest spread (1)                                 485          1,697            837          3,019
Net realized investment gains                            --            633             --            633
                                                 ----------     ----------     ----------     ----------
Net revenues                                          8,090         11,113            837         20,040
                                                 ----------     ----------     ----------     ----------
Policy benefits                                       2,114          1,913             --          4,027
Reinsurance premium ceded                             1,562             15             --          1,577
Amortization of DAC                                   1,632          3,178             --          4,810
Insurance expenses and taxes                          1,219          2,343             --          3,562
                                                 ----------     ----------     ----------     ----------
Net benefits and expenses                             6,527          7,449             --         13,976
                                                 ----------     ----------     ----------     ----------
Earnings before federal income tax provision          1,563          3,664            837          6,064
                                                 ----------     ----------     ----------     ----------
Federal income tax provision                            306          1,093            293          1,692
                                                 ----------     ----------     ----------     ----------
Net earnings                                     $    1,257     $    2,571     $      544     $    4,372
                                                 ==========     ==========     ==========     ==========
Balance Sheet Information:
Total assets                                     $  397,569     $  831,328     $   22,863     $1,251,760
DAC                                                  10,179         14,856             --         25,035
Policyholder liabilities and accruals                93,172        127,096             --        220,268
Other policyholder funds                                677          1,437             --          2,114

                                                                             2002
                                                 -------------------------------------------------------------
                                                    LIFE
                                                  INSURANCE       ANNUITIES          OTHER            TOTAL
                                                 -----------     -----------      -----------      -----------
Policy charge revenue                            $     8,440     $     9,523      $        --      $    17,963
Net interest spread (1)                                  662           2,503              808            3,973
Net realized investment losses                            --          (3,045)            (113)          (3,158)
                                                 -----------     -----------      -----------      -----------
Net revenues                                           9,102           8,981              695           18,778
                                                 -----------     -----------      -----------      -----------
Policy benefits                                        2,216           2,270               --            4,486
Reinsurance premium ceded                              1,748              --               --            1,748
Amortization of DAC                                    2,163           3,304               --            5,467
Insurance expenses and taxes                           1,245           2,157               --            3,402
                                                 -----------     -----------      -----------      -----------
Net benefits and expenses                              7,372           7,731               --           15,103
                                                 -----------     -----------      -----------      -----------
Earnings before federal income tax provision           1,730           1,250              695            3,675
                                                 -----------     -----------      -----------      -----------
Federal income tax provision (benefit)                   367             (43)             243              567
                                                 -----------     -----------      -----------      -----------
Net earnings                                     $     1,363     $     1,293      $       452      $     3,108
                                                 ===========     ===========      ===========      ===========
Balance Sheet Information:
Total assets                                     $   390,290     $   725,557      $    13,462      $ 1,129,309
DAC                                                   11,760          15,762               --           27,522
Policyholder liabilities and accruals                 99,271         136,926               --          236,197
Other policyholder funds                                 588             199               --              787

      (1) Management considers investment income net of interest credited to contract owners' account balances in evaluating results.

      The following table summarizes the Company's total revenues by contract type for 2004, 2003 and 2002:

                                       2004         2003         2002
                                     --------     --------     --------
Life Insurance:
   Variable life                     $  8,134     $  8,041     $  8,919
   Interest-sensitive whole life           42           49          183
                                     --------     --------     --------
Total Life Insurance                    8,176        8,090        9,102
                                     --------     --------     --------
Annuities:
   Variable annuities                  11,325        9,587        9,782
   Interest-sensitive annuities           297        1,526         (801)
                                     --------     --------     --------
Total Annuities                        11,622       11,113        8,981
                                     --------     --------     --------
Other                                     881          837          695
                                     --------     --------     --------
Net Revenues                         $ 20,679     $ 20,040     $ 18,778
                                     ========     ========     ========

                                   * * * * * *